UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-10487

Hotchkis & Wiley Funds
(Exact name of registrant as specified in charter)

725 South Figueroa Street, 39th Floor Los Angeles, California	90017-5439
(Address of principal executive offices)	(Zip code)

Anna Marie Lopez 725 South Figueroa Street, 39th Floor Los Angeles, California 90017-5439
(Name and address of agent for service)

Copy to:

Maureen A. Miller, Esq.

Joseph M. Mannon, Esq.

Vedder Price P.C.

222 North LaSalle Street, 26th Floor

Chicago, IL  60601

(Counsel for the registrant)

Registrant’s telephone number, including area code:		(213) 430-1000

Date of fiscal year end:	June 30, 2018

Date of reporting period:	December 31, 2017

Item 1. Reports to Stockholders.

Hotchkis & Wiley Funds

Semi-annual Report

DECEMBER 31, 2017

DIVERSIFIED VALUE FUND

LARGE CAP VALUE FUND

MID-CAP VALUE FUND

SMALL CAP VALUE FUND

SMALL CAP DIVERSIFIED VALUE FUND

GLOBAL VALUE FUND

INTERNATIONAL VALUE FUND

VALUE OPPORTUNITIES FUND

CAPITAL INCOME FUND

HIGH YIELD FUND

TABLE OF CONTENTS

SHAREHOLDER LETTER	1
FUND INFORMATION	4
FUND PERFORMANCE DATA	6
SCHEDULE OF INVESTMENTS:
DIVERSIFIED VALUE FUND	16
LARGE CAP VALUE FUND	19
MID-CAP VALUE FUND	21
SMALL CAP VALUE FUND	23
SMALL CAP DIVERSIFIED VALUE FUND	25
GLOBAL VALUE FUND	31
INTERNATIONAL VALUE FUND	33
VALUE OPPORTUNITIES FUND	35
CAPITAL INCOME FUND	39
HIGH YIELD FUND	47
STATEMENTS OF ASSETS & LIABILITIES	54
STATEMENTS OF OPERATIONS	56
STATEMENTS OF CHANGES IN NET ASSETS	58
FINANCIAL HIGHLIGHTS	63
NOTES TO THE FINANCIAL STATEMENTS	68
FUND EXPENSE EXAMPLES	83
INFORMATION ABOUT THE FUNDS	BACK COVER

DEAR SHAREHOLDER:

The following investment review and shareholder report relates to the activities of the Hotchkis & Wiley Funds for the six months ended December 31, 2017.

OVERVIEW

The ICE BofAML U.S. High Yield Index (high yield index or high yield market) returned +2.45% and the S&P 500® Index returned +11.42% in the six-month period ended December 31, 2017. The high yield index and the S&P 500® Index have posted positive performance in 8 and 9 consecutive quarters, respectively.

Large cap equities outperformed small cap equities and growth outperformed value. The market was fueled by strong corporate earnings, a supportive economic environment, accommodative central banks, and the passage of U.S. tax reform. Following the rally, the overall market's valuation appears above normal but not wildly so considering continued low interest rates and the healthy outlook for earnings growth. The S&P 500® Index trades at 20x next year's consensus earnings and 3.3x book value, which is 0.8 and 0.6 standard deviations higher than historical averages, respectively1.

Perhaps the most significant development for equities in 2017 was U.S. tax reform. Tax reform should provide a permanent earnings benefit to the market as a whole but not all companies will benefit equally. The repatriation clause allows companies to bring cash held overseas back into the U.S. at a more favorable rate than previously anticipated. This creates an opportunity for management teams to add value for shareholders via productive investments, share repurchases, etc. Meanwhile, the reduction in the corporate tax rate from 35% to 21% should provide a broad near-term earnings boost but only companies with core competitive advantages, barriers to entry, and/or pricing power will retain this benefit permanently, in our opinion. Companies operating in highly competitive industries with low barriers to entry and commodity-like products or services are likely to see this benefit competed away until earnings eventually reflect cost-of-capital returns. Thus, when estimating a company's earnings post tax reform, it is important to look beyond its current and projected effective tax rates and assess management's skill at allocating capital effectively as well as the quality of the underlying franchise.

The high yield market finished the year with a yield-to-worst of 5.8% and spread over treasuries of 363 basis points. Including distressed exchanges, the par-weighted high yield bond default rate is 1.45%. For perspective, the default rate in 2016 was 4.26%. The primary reason for the decline in defaults was the energy sector; the sector's default rate went from 15.6% in 2016 to 2.1% in 2017. Across the market, revenue, earnings, and cash flow have grown, financial leverage has declined, liquidity has improved, and the maturities are well-termed. Fortunately, these factors have led to low defaults; unfortunately, these factors have led to tight spreads.

We continue to believe that equity and credit markets can be driven by fads and temperament in the short run but fundamentals and valuation prevail in the long run. Accordingly, we commit to maintaining our unwavering dedication to the principals of long-term, fundamental value investing across the capital structure.

HOTCHKIS & WILEY DIVERSIFIED VALUE FUND

The Fund's Class I shares had a total return of 10.04% for the six-month period ended December 31, 2017 compared to the Russell 1000® Value Index return of 8.61%.

Over the six-month period ended December 31, 2017, the Fund's Class I shares outperformed the Russell 1000® Value Index. Positive stock selection in consumer staples, industrials, and energy contributed to the outperformance in the period. The Fund's overweight allocation to information technology and underweight exposure to consumer staples, real estate, and utilities also helped performance; these three sectors have been bid up in the low interest rate environment as investors have sought yield, which has led to valuations levels that we view as unattractive. Stock selection in information technology, consumer discretionary, and materials detracted from performance in the period. The largest positive contributors to relative performance over the six months were Marathon Oil, Microsoft, Royal Dutch Shell, Capital One Financial, and Boeing; the largest detractors were AIG, Discovery Communications, GlaxoSmithKline, Apache, and Ericsson.

HOTCHKIS & WILEY LARGE CAP VALUE FUND

The Fund's Class I shares had a total return of 10.14% for the six-month period ended December 31, 2017 compared to the Russell 1000® Value Index return of 8.61%.

The Fund's Class I shares outperformed the Russell 1000® Value Index over the six-month period. Positive stock selection in consumer staples, industrials, and energy helped relative performance over the period. Also contributing to performance was the Fund's overweight exposure to information technology, which was among the market's best-performing sectors in the period, and the underweight exposure to consumer staples, real estate, and utilities — each was among the worst-performing sectors in the period. Stock selection in information technology, materials, and consumer discretionary detracted from performance over the six months. The largest positive contributors to relative performance in the period were Marathon Oil, Microsoft, Royal Dutch Shell, Capital One Financial, and Murphy Oil; the largest detractors were AIG, Discovery Communications, GlaxoSmithKline, Ericsson, and Johnson Controls.

HOTCHKIS & WILEY MID-CAP VALUE FUND

The Fund's Class I shares had a total return of 8.27% for the six-month period ended December 31, 2017 compared to the Russell Midcap® Value Index return of 7.76%.

The Fund's Class I shares outperformed the Russell Midcap® Value Index over the six-month period ended December 31, 2017. Positive stock selection in utilities and industrials were major contributors to performance in the period. The overweight allocation to energy and underweight allocation to real estate also helped relative performance. Stock selection in real estate, health care, and consumer discretionary detracted from performance over the six months. The largest positive contributors to relative performance over the period were Navistar, NRG Energy, TRI Pointe Group, Cairn Energy, and Whiting Petroleum; the largest detractors were Office Depot, Popular, Bed Bath & Beyond, Ophir Energy, and ARRIS International.

1 1990 through 2017

HOTCHKIS & WILEY SMALL CAP VALUE FUND

The Fund's Class I shares had a total return of 7.12% for the six-month period ended December 31, 2017 compared to the Russell 2000® Value Index return of 7.26%.

Over the six-month period ended December 31, 2017, the Fund's Class I shares lagged the Russell 2000® Value Index by 0.14%. Stock selection in materials, energy, and consumer discretionary were the most notable detractors to performance over the period. This was balanced by positive stock selection in financials, health care, and industrials. The largest individual detractors to relative performance over the six months were Office Depot, Real Industry, Energy XXI, Popular, and ARRIS International; the largest positive contributors were TRI Pointe Group, KBR, Oppenheimer Holdings, Whiting Petroleum, and PBF Energy.

HOTCHKIS & WILEY SMALL CAP DIVERSIFIED VALUE FUND

The Fund's Class I shares had a total return of 10.26% for the six-month period ended December 31, 2017 compared to the Russell 2000® Value Index return of 7.26%.

The Fund's Class I shares outperformed the Russell 2000® Value Index over the six-month period. Stock selection was positive in 8 of the 11 GICS sectors over the period, which drove the majority of the outperformance. Stock selection was particularly strong in industrials, financials, and information technology. Stock selection in real estate and health care detracted from performance in the period.

HOTCHKIS & WILEY GLOBAL VALUE FUND

The Fund's Class I shares had a total return of 7.95% for the six-month period ended December 31, 2017 compared to the Russell Developed Index return of 10.99%.

In the six-month period ended December 31, 2017, the Fund's Class I shares underperformed the Russell Developed Index. Stock selection in information technology and consumer discretionary hurt performance; the Fund's holdings rose but lagged the benchmark as the Fund did not hold some of the mega cap tech/consumer names that led the market. The underweight and positive stock selection in consumer staples along with the underweight exposure to health care and utilities helped relative performance. The largest individual detractors to performance in the period were AIG, Office Depot, Ophir Energy, Danieli, and Popular; the largest positive contributors were Navistar, Marathon Oil, WestJet Airlines, Embraer, and Masonite International.

HOTCHKIS & WILEY INTERNATIONAL VALUE FUND

The Fund's Class I shares had a total return of 6.72% for the six-month period ended December 31, 2017 compared to the Russell Developed ex-U.S. Index return of 10.68%.

The Fund's Class I shares underperformed the Russell Developed ex-U.S. Index over the six-month period. Stock selection in materials, health care, and information technology detracted from performance. Positive stock selection in consumer staples and consumer discretionary, along with the overweight exposure in information technology helped relative performance. The five largest individual detractors to performance over the six months were ARRIS International, Danieli, BAE Systems, Ophir Energy, and Ericsson; the largest positive contributors were Tesco, WestJet Airlines, Embraer, WorleyParsons, and Credit Suisse Group.

HOTCHKIS & WILEY VALUE OPPORTUNITIES FUND

The Fund's Class I shares had a total return of 8.57% for the six-month period ended December 31, 2017 compared to the S&P 500® Index return of 11.42% and Russell 3000® Value Index return of 8.51%.

Over the six-month period ended December 31, 2017, the Fund's Class I shares underperformed the S&P 500® Index. Growth stocks outperformed value stocks and large cap stocks outperformed small cap stocks, which was a performance headwind; the Fund's Class I shares performed in-line with the Russell 3000® Value Index. Security selection in information technology, consumer discretionary, and financials detracted from performance in the period. Positive security selection in health care, consumer staples, and industrials helped performance. The largest individual detractors to relative performance in the period were Energy XXI, AIG, Seritage Growth Properties, Bed Bath & Beyond, and Oracle; the largest positive contributors were Hewlett Packard Enterprise, WestJet Airlines, Masonite International, TRI Pointe Group, and Bank of America.

HOTCHKIS & WILEY CAPITAL INCOME FUND

The Fund's Class I shares had a total return of 3.73% for the six-month period ended December 31, 2017, compared to the 50/50 blended benchmark of the S&P 500® Index and the ICE BofAML U.S. Corporate, Government and Mortgage Index return of 6.25%.

The Fund's Class I shares underperformed the 50/50 blended benchmark over the six-month period. The Fund's average equity exposure over the period was 56% with the remaining 44% invested in high yield credits; the long-term target is 50% in each. The overweight in equities helped relative performance as equities outperformed both investment grade and high yield bonds.

The equity portion of the Fund underperformed the S&P 500® Index and was the reason the Fund underperformed its benchmark in the period. The value focused approach was a major headwind in the period as growth stocks outperformed value stocks by a wide margin. Stock selection in information technology, financials, and consumer discretionary were the largest performance detractors. Stock selection in consumer staples along with the underweight positions in utilities and health care were positive contributors. The largest individual detractors to relative performance in the period were Energy XXI, Popular, Office Depot, AIG, and Danieli; the largest positive contributors were Whiting Petroleum, Masonite International, WorleyParsons, WestJet Airlines, and BowLeven.

The high yield portion of the Fund outperformed the ICE BofAML U.S. Corporate, Government and Mortgage Index and the ICE BofAML U.S. High Yield Index over the period. The overweight and positive credit selection in the energy sector was the primary driver of the outperformance. Credit selection in the basic industry sector and the underweight in telecommunications also helped performance. Credit selection in consumer goods, retail, and health care were the largest detractors to performance in the period.

HOTCHKIS & WILEY HIGH YIELD FUND

The Fund's Class I shares had a total return of 2.91% for the six-month period ended December 31, 2017 compared to the ICE BofAML BB-B U.S. High Yield Constrained Index return of 2.33%.

Over the six months ended December 31, 2017, the Fund's Class I shares outperformed the ICE BofAML BB-B U.S. High Yield Constrained Index and the broader ICE BofAML U.S. High Yield Index. The overweight allocation to energy credits along with positive credit selection within energy were the largest positive contributors to performance in the period. The large underweight in the telecommunications sector also helped relative performance. On the negative side, credit selection in consumer goods, retail, and health care detracted from performance.

CONCLUSION

We appreciate your continued support of the Hotchkis & Wiley Funds, and we look forward to serving your investment needs in the future.

Sincerely,

Anna Marie Lopez President	George Davis Fund Manager	Sheldon Lieberman Fund Manager	Patty McKenna Fund Manager

James Miles Fund Manager	Stan Majcher Fund Manager	David Green Fund Manager	Scott McBride Fund Manager

Judd Peters Fund Manager	Ray Kennedy Fund Manager	Mark Hudoff Fund Manager	Patrick Meegan Fund Manager

Scott Rosenthal Fund Manager	Richard Mak Fund Manager	Ryan Thomes Fund Manager	Noah Mayer Fund Manager

Fund Information

ABOUT FUND PERFORMANCE

The Large Cap Value Fund and Mid-Cap Value Fund have five classes of shares. The Diversified Value Fund, Small Cap Value Fund, Small Cap Diversified Value Fund, Global Value Fund, International Value Fund, Value Opportunities Fund, Capital Income Fund and High Yield Fund have four classes of shares. Each share class has its own sales charge and expense structure, allowing you to invest in the way that best suits your needs. Currently, the International Value Fund is not offering Class A or Class C shares to investors, the Small Cap Diversified Value Fund, Global Value Fund and Capital Income Fund are not offering Class C shares to investors and the Funds are not offering Class T shares to investors.

Class I shares have no initial sales charge and bear no ongoing distribution and service fees under a 12b-1 plan. Class I shares are available only to eligible investors.

Class A shares incur a maximum initial sales charge of 5.25% for the Diversified Value Fund, Large Cap Value Fund, Mid-Cap Value Fund, Small Cap Value Fund, Small Cap Diversified Value Fund, Global Value Fund, International Value Fund and Value Opportunities Fund, 4.75% for the Capital Income Fund and 3.75% for the High Yield Fund and an annual distribution and service fee of 0.25%.

Class C shares are subject to an annual distribution and service fee of 1.00%. In addition, Class C shares are subject to a 1.00% contingent deferred sales charge (CDSC) if redeemed within one year after purchase. Class C shares automatically convert to Class A shares approximately eight years after purchase and will then be subject to lower annual distribution and service fees.

Class R shares have no initial sales charge or CDSC and are subject to an annual distribution and service fee of 0.50%. Class R shares are offered only by the Large Cap Value Fund and Mid-Cap Value Fund and are available only to certain retirement plans.

Class T shares incur a maximum initial sales charge of 2.50% and an annual distribution and service fee of 0.25%.

FUND RISKS

Mutual fund investing involves risk; loss of principal is possible. The Mid-Cap Value Fund, Small Cap Value Fund, Small Cap Diversified Value Fund, Global Value Fund, International Value Fund and Value Opportunities Fund invest in small- and medium-capitalization companies which tend to have limited liquidity and greater price volatility than large-capitalization companies. The Value Opportunities Fund is a non-diversified fund which involves greater risk than investing in diversified funds, such as business risk, significant stock price fluctuations and sector concentration. Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales. The Value Opportunities Fund, Capital Income Fund and High Yield Fund invest in debt securities that decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investment by the Value Opportunities Fund, Capital Income Fund and High Yield Fund in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities. The Value Opportunities Fund, Capital Income Fund and High Yield Fund may utilize derivative instruments, which derive their performance from the performance of an underlying asset, index, interest rate or currency exchange rate. Derivatives can be volatile and involve various types and degrees of risks. Depending upon the characteristics of particular derivatives, they can suddenly become illiquid. Investments by the Capital Income Fund and High Yield Fund in asset-backed and mortgage-backed securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments. The Funds may invest in foreign securities, including developed and emerging markets, which involve greater volatility and political, economic, and currency risks.

MARKET INDEXES

The following are definitions for indexes used in the shareholder letter and the fund performance data on the following pages. These indexes are unmanaged and include the reinvestment of dividends, but do not reflect the payment of transaction costs and advisory and other fees associated with an investment in the Funds. The securities that comprise these indexes may differ substantially from the securities in the Funds' portfolios. The Funds' value disciplines may prevent or restrict investments in the benchmark indexes. It is not possible to invest directly in an index. Each index named is not the only index which may be used to characterize performance of a specific Fund and other indexes may portray different comparative performance.

S&P 500® Index, a capital weighted, unmanaged index, represents the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.

Russell 1000® Index, an unmanaged index, measures the performance of the 1,000 largest companies in the Russell 3000® Index.

Russell 1000® Value Index measures the performance of those Russell 1000® companies with lower price-to-book ratios and lower forecasted growth values.

Russell Midcap® Index, an unmanaged index, measures the performance of the 800 smallest companies in the Russell 1000® Index.

Russell Midcap® Value Index measures the performance of those Russell Midcap® companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index, an unmanaged index, measures the performance of the 2,000 smallest companies in the Russell 3000® Index.

Russell 2000® Value Index measures the performance of those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index, an unmanaged index, is comprised of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

Russell 3000® Value Index measures the performance of those Russell 3000® companies with lower price-to-book ratios and lower forecasted growth values.

Russell Developed Index measures the performance of the investable securities in developed countries globally across all market capitalization ranges.

Russell Developed ex-U.S. Index measures the performance of the investable securities in developed countries globally across all market capitalization ranges, excluding U.S. securities.

Fund Information

ICE BofAML U.S. Corporate, Government and Mortgage Index is a broad-based measure of the total rate of return performance of the U.S. investment grade bond markets. The Index is a capitalization weighted aggregation of outstanding U.S. Treasury, agency and supranational, mortgage pass-through, and investment grade corporate bonds meeting specified selection criteria.

ICE BofAML BB-B U.S. High Yield Constrained Index contains all securities in the ICE BofAML U.S. High Yield Index rated BB+ through B- by S&P (or equivalent as rated by Moody's or Fitch), but caps issuer exposure at 2%. Index constituents are capitalization-weighted, based on their current amount outstanding, provided the total allocation to an individual issuer does not exceed 2%.

ICE BofAML U.S. High Yield Index tracks the performance of below investment grade, but not in default, U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market, and includes issues with a credit rating of BBB or below, as rated by Moody's and S&P.

DISCLOSURE

Past performance does not guarantee future results.

The shareholder letter reflects opinions of Fund managers as of December 31, 2017. They are subject to change and any forecasts made cannot be guaranteed. The Funds might not continue to hold any securities mentioned and have no obligation to disclose purchases or sales in these securities. Please refer to the Schedule of Investments in this report for a complete list of Fund holdings for December 31, 2017. Indexes do not incur expenses or sales loads and are not available for investment.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 11 sectors, 24 industry groups, 68 industries and 157 sub-industries. Each stock that is classified will have a coding at all four of these levels.

Investing in value stocks presents the risk that value stocks may fall out of favor with investors and underperform other asset types during a given period.

Each type of asset class or investment product has a different risk-return profile, which should be considered when investing. All investments contain risk and may lose value.

Earnings growth is not representative of the Fund's future performance.

Book value is the net asset value of a company, calculated by subtracting total liabilities from total assets.

Standard deviation is a measure used to quantify the amount of variation or dispersion of a set of data values.

Yield-to-Worst is the lowest possible yield from owning a bond considering all potential call dates prior to maturity.

Earnings Per Share (EPS) is the portion of a company's profit allocated to each shareholder. It is calculated based on Net Income Available for Common Shareholders divided by the Basic Weighted Average Shares Outstanding.

A basis point is one hundredth of one percent (0.01%).

Market Capitalization of a company is calculated by multiplying the number of outstanding shares by the current market price of a share.

Spread is the percentage point difference between yields of various classes of bonds compared to treasury bonds.

Investment grade indicates that a municipal or corporate bond has a relatively low risk of default.

The Value Opportunities Fund held futures contracts, which resulted in realized gains and unrealized losses, and the Capital Income Fund and High Yield Fund held credit default swap contracts, which resulted in realized losses and unrealized losses to each Fund.

Fund Performance Data

DIVERSIFIED VALUE FUND

Total Return Based on a $10,000 Investment

Comparative Results†††

For Periods ended December 31, 2017	Six Months	1 Year	5 Years	10 Years	Since 8/30/04*
Class I
Average annual total return	10.04%	18.39%	15.02%	7.28%	7.69%
Class A
Average annual total return (with sales charge)	4.14%	11.90%	13.50%	6.44%	6.99%
Average annual total return (without sales charge)	9.92%	18.09%	14.73%	7.02%	7.42%
Class C
Average annual total return (with CDSC)	8.53%	16.26%	13.88%	6.25%	6.64%
Average annual total return (without CDSC)	9.53%	17.26%	13.88%	6.25%	6.64%
S&P 500® Index††
Average annual total return	11.42%	21.83%	15.79%	8.50%	9.15%
Russell 1000® Index††
Average annual total return	11.36%	21.69%	15.71%	8.59%	9.38%
Russell 1000® Value Index††
Average annual total return	8.61%	13.66%	14.04%	7.10%	8.39%

Average annual total returns with sales charge and CDSC shown for Class A and Class C shares, respectively, have been adjusted to reflect the applicable sales charges of each specific class. Returns for Class A reflect the maximum initial sales charge of 5.25%. Class C shares have no adjustment for sales charges, but redemptions within one year of purchase may be subject to a CDSC of 1%. Average annual total returns without sales charge or CDSC do not reflect the sales charges. Had the sales charge or CDSC been included, the Fund's returns would have been lower.

† The Fund invests primarily in equity securities of companies with market capitalizations similar to the Russell 1000® Index.

†† See index descriptions in the Fund Information section.

††† Fund returns during certain periods shown reflect a fee waiver and/or expense reimbursement. Without waiver/reimbursement, returns would have been lower. Returns shown include the reinvestment of all dividends. Returns for periods less than one year are not annualized.

* Commencement of Class I, Class A and Class C.

Past performance is not indicative of future results and the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Fund Performance Data

LARGE CAP VALUE FUND

Total Return Based on a $10,000 Investment

Comparative Results†††

For Periods ended December 31, 2017	Six Months	1 Year	5 Years	10 Years	Since 6/24/87*
Class I
Average annual total return	10.14%	18.87%	15.82%	7.33%	9.38%
Class A
Average annual total return (with sales charge)	4.20%	12.35%	14.29%	6.48%	8.94%
Average annual total return (without sales charge)	9.98%	18.59%	15.53%	7.05%	9.13%
Class C
Average annual total return (with CDSC)	8.59%	16.71%	14.66%	6.29%	8.30%
Average annual total return (without CDSC)	9.59%	17.71%	14.66%	6.29%	8.30%
Class R
Average annual total return	9.89%	18.30%	15.25%	6.78%	8.85%
S&P 500® Index††
Average annual total return	11.42%	21.83%	15.79%	8.50%	9.79%
Russell 1000® Index††
Average annual total return	11.36%	21.69%	15.71%	8.59%	9.90%
Russell 1000® Value Index††
Average annual total return	8.61%	13.66%	14.04%	7.10%	n/a

Returns shown for Class A, Class C, and Class R shares for the periods prior to their inception are derived from the historical performance of Class I shares of the Fund during such periods and have been adjusted to reflect the higher total annual operating expenses of each specific class. (Inception dates: Class A — 10/26/01; Class C — 2/4/02; Class R — 8/28/03.)

Average annual total returns with sales charge and CDSC shown for Class A and Class C shares, respectively, have been adjusted to reflect the applicable sales charges of each specific class. Returns for Class A reflect the maximum initial sales charge of 5.25%. Class C shares have no adjustment for sales charges, but redemptions within one year of purchase may be subject to a CDSC of 1%. Average annual total returns without sales charge or CDSC do not reflect the sales charges. Had the sales charge or CDSC been included, the Fund's returns would have been lower.

† The Fund invests primarily in equity securities of companies with market capitalizations similar to the Russell 1000® Index.

†† See index descriptions in the Fund Information section.

††† Fund returns during certain periods shown reflect a fee waiver and/or expense reimbursement. Without waiver/reimbursement, returns would have been lower. Returns shown include the reinvestment of all dividends. Returns for periods less than one year are not annualized.

* Commencement of Class I.

Past performance is not indicative of future results and the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Fund Performance Data

MID-CAP VALUE FUND

Total Return Based on a $10,000 Investment

Comparative Results†††

For Periods ended December 31, 2017	Six Months	1 Year	5 Years	10 Years	Since 1/2/97*
Class I
Average annual total return	8.27%	7.78%	12.78%	10.10%	12.30%
Class A
Average annual total return (with sales charge)	2.48%	1.88%	11.29%	9.24%	11.75%
Average annual total return (without sales charge)	8.17%	7.53%	12.50%	9.83%	12.03%
Class C
Average annual total return (with CDSC)	6.76%	5.73%	11.66%	9.08%	11.23%
Average annual total return (without CDSC)	7.76%	6.73%	11.66%	9.08%	11.23%
Class R
Average annual total return	8.00%	7.23%	12.22%	9.56%	11.82%
Russell Midcap® Index††
Average annual total return	9.75%	18.52%	14.96%	9.11%	10.44%
Russell Midcap® Value Index††
Average annual total return	7.76%	13.34%	14.68%	9.10%	10.76%

Returns shown for Class A, Class C, and Class R shares for the periods prior to their inception are derived from the historical performance of Class I shares of the Fund during such periods and have been adjusted to reflect the higher total annual operating expenses of each specific class. (Inception dates: Class A, Class C — 1/2/01; Class R — 8/28/03.)

Average annual total returns with sales charge and CDSC shown for Class A and Class C shares, respectively, have been adjusted to reflect the applicable sales charges of each specific class. Returns for Class A reflect the maximum initial sales charge of 5.25%. Class C shares have no adjustment for sales charges, but redemptions within one year of purchase may be subject to a CDSC of 1%. Average annual total returns without sales charge or CDSC do not reflect the sales charges. Had the sales charge or CDSC been included, the Fund's returns would have been lower.

† The Fund invests primarily in equity securities of companies with market capitalizations similar to the Russell Midcap® Index.

†† See index descriptions in the Fund Information section.

††† Fund returns during certain periods shown reflect a fee waiver and/or expense reimbursement. Without waiver/reimbursement, returns would have been lower. Returns shown include the reinvestment of all dividends. Returns for periods less than one year are not annualized.

* Commencement of Class I.

Past performance is not indicative of future results and the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Fund Performance Data

SMALL CAP VALUE FUND

Total Return Based on a $10,000 Investment

Comparative Results†††

For Periods ended December 31, 2017	Six Months	1 Year	5 Years	10 Years	Since 9/20/85*
Class I
Average annual total return	7.12%	7.74%	13.96%	10.79%	11.70%
Class A
Average annual total return (with sales charge)	1.35%	1.83%	12.46%	9.92%	11.26%
Average annual total return (without sales charge)	6.98%	7.47%	13.68%	10.51%	11.45%
Class C
Average annual total return (with CDSC)	5.58%	5.67%	12.83%	9.75%	10.64%
Average annual total return (without CDSC)	6.58%	6.67%	12.83%	9.75%	10.64%
Russell 2000® Index††
Average annual total return	9.20%	14.65%	14.12%	8.71%	10.02%
Russell 2000® Value Index††
Average annual total return	7.26%	7.84%	13.01%	8.17%	n/a

Returns shown for Class A and Class C shares for the periods prior to their inception are derived from the historical performance of Class I shares of the Fund during such periods and have been adjusted to reflect the higher total annual operating expenses of each specific class. (Inception dates: Class A — 10/6/00; Class C — 2/4/02.)

Average annual total returns with sales charge and CDSC shown for Class A and Class C shares, respectively, have been adjusted to reflect the applicable sales charges of each specific class. Returns for Class A reflect the maximum initial sales charge of 5.25%. Class C shares have no adjustment for sales charges, but redemptions within one year of purchase may be subject to a CDSC of 1%. Average annual total returns without sales charge or CDSC do not reflect the sales charges. Had the sales charge or CDSC been included, the Fund's returns would have been lower.

† The Fund invests primarily in equity securities of companies with market capitalizations similar to the Russell 2000® Index.

†† See index descriptions in the Fund Information section.

††† Fund returns during certain periods shown reflect a fee waiver and/or expense reimbursement. Without waiver/reimbursement, returns would have been lower. Returns shown include the reinvestment of all dividends. Returns for periods less than one year are not annualized.

* Commencement of Class I.

Past performance is not indicative of future results and the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Fund Performance Data

SMALL CAP DIVERSIFIED VALUE FUND

Total Return Based on a $10,000 Investment

Comparative Results†††

For Periods ended December 31, 2017	Six Months	1 Year	Since 6/30/14*
Class I
Average annual total return	10.26%	13.75%	10.63%
Class A
Average annual total return (with sales charge)	4.40%	7.54%	8.67%
Average annual total return (without sales charge)	10.23%	13.53%	10.34%
Russell 2000® Index††
Average annual total return	9.20%	14.65%	8.98%
Russell 2000® Value Index††
Average annual total return	7.26%	7.84%	8.13%

Average annual total returns with sales charge shown for Class A shares have been adjusted to reflect the applicable sales charge of the class. Returns for Class A reflect the maximum initial sales charge of 5.25%. Average annual total returns without sales charge do not reflect the sales charge. Had the sales charge been included, the Fund's returns would have been lower.

† The Fund invests primarily in equity securities of companies with market capitalizations similar to the Russell 2000® Index.

†† See index descriptions in the Fund Information section.

††† Fund returns during certain periods shown reflect a fee waiver and/or expense reimbursement. Without waiver/reimbursement, returns would have been lower. Returns shown include the reinvestment of all dividends. Returns for periods less than one year are not annualized.

* Commencement of Class I and Class A.

Past performance is not indicative of future results and the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Fund Performance Data

GLOBAL VALUE FUND

Total Return Based on a $10,000 Investment

Comparative Results†††

For Periods ended December 31, 2017	Six Months	1 Year	Since 12/31/12* (5 Years)
Class I
Average annual total return	7.95%	16.78%	12.20%
Class A
Average annual total return (with sales charge)	2.21%	10.38%	10.75%
Average annual total return (without sales charge)	7.87%	16.52%	11.95%
Russell Developed Index††
Average annual total return	10.99%	23.04%	12.54%

Returns shown for Class A shares for the periods prior to its inception are derived from the historical performance of Class I shares of the Fund during such periods and have been adjusted to reflect the higher total annual operating expenses of the class. (Inception date: Class A — 8/30/13.)

Average annual total returns with sales charge shown for Class A shares have been adjusted to reflect the applicable sales charge of the class. Returns for Class A reflect the maximum initial sales charge of 5.25%. Average annual total returns without sales charge do not reflect the sales charge. Had the sales charge been included, the Fund's returns would have been lower.

† The Fund invests primarily in U.S. and non-U.S. companies.

†† See index description in the Fund Information section.

††† Fund returns during certain periods shown reflect a fee waiver and/or expense reimbursement. Without waiver/reimbursement, returns would have been lower. Returns shown include the reinvestment of all dividends. Returns for periods less than one year are not annualized.

* Commencement of Class I.

Past performance is not indicative of future results and the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Fund Performance Data

INTERNATIONAL VALUE FUND

Total Return Based on a $10,000 Investment

Comparative Results†††

For Periods ended December 31, 2017	Six Months	1 Year	Since 12/31/15*
Class I
Average annual total return	6.72%	18.19%	14.62%
Russell Developed ex-U.S. Index††
Average annual total return	10.68%	25.89%	14.07%

† The Fund invests primarily in non-U.S. companies.

†† See index description in the Fund Information section.

††† Fund returns during certain periods shown reflect a fee waiver and/or expense reimbursement. Without waiver/reimbursement, returns would have been lower. Returns shown include the reinvestment of all dividends. Returns for periods less than one year are not annualized.

* Commencement of Class I.

Past performance is not indicative of future results and the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Fund Performance Data

VALUE OPPORTUNITIES FUND

Total Return Based on a $10,000 Investment

Comparative Results†††

For Periods ended December 31, 2017	Six Months	1 Year	5 Years	10 Years	Since 12/31/02*
Class I
Average annual total return	8.57%	13.85%	14.79%	12.00%	13.03%
Class A
Average annual total return (with sales charge)	2.77%	7.61%	13.28%	11.13%	12.40%
Average annual total return (without sales charge)	8.46%	13.57%	14.51%	11.73%	12.81%
Class C
Average annual total return (with CDSC)	7.04%	11.76%	13.65%	10.94%	11.94%
Average annual total return (without CDSC)	8.04%	12.76%	13.65%	10.94%	11.94%
S&P 500® Index††
Average annual total return	11.42%	21.83%	15.79%	8.50%	9.92%

Returns shown for Class C shares for the periods prior to its inception are derived from the historical performance of Class I shares of the Fund during such periods and have been adjusted to reflect the higher total annual operating expenses of the class. (Inception date: Class C — 8/28/03.)

Average annual total returns with sales charge and CDSC shown for Class A and Class C shares, respectively, have been adjusted to reflect the applicable sales charges of each specific class. Returns for Class A reflect the maximum initial sales charge of 5.25%. Class C shares have no adjustment for sales charges, but redemptions within one year of purchase may be subject to a CDSC of 1%. Average annual total returns without sales charge or CDSC do not reflect the sales charge. Had the sales charge or CDSC been included, the Fund's returns would have been lower.

† The Fund invests primarily in securities of companies with strong capital appreciation potential.

†† See index description in the Fund Information section.

††† Fund returns during certain periods shown reflect a fee waiver and/or expense reimbursement. Without waiver/reimbursement, returns would have been lower. Returns shown include the reinvestment of all dividends. Returns for periods less than one year are not annualized.

* Commencement of Class I and Class A.

Past performance is not indicative of future results and the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Fund Performance Data

CAPITAL INCOME FUND

Total Return Based on a $10,000 Investment

Comparative Results†††

For Periods ended December 31, 2017	Six Months	1 Year	5 Years	Since 12/31/10*
Class I
Average annual total return	3.73%	10.26%	10.37%	10.32%
Class A
Average annual total return (with sales charge)	–1.39%	4.79%	9.05%	9.71%
Average annual total return (without sales charge)	3.54%	10.01%	10.12%	10.47%
S&P 500® Index††
Average annual total return	11.42%	21.83%	15.79%	13.76%
ICE BofAML U.S. Corporate, Government and Mortgage Index††
Average annual total return	1.25%	3.63%	2.13%	3.26%

Returns shown for Class A shares for the periods prior to its inception are derived from the historical performance of Class I shares of the Fund during such periods and have been adjusted to reflect the higher total annual operating expenses of the class. (Inception date: Class A — 2/28/11.)

Average annual total returns with sales charge shown for Class A shares have been adjusted to reflect the applicable sales charge of the class. Returns for Class A reflect the maximum initial sales charge of 4.75%. Average annual total returns without sales charge do not reflect the sales charge. Had the sales charge been included, the Fund's returns would have been lower.

† The Fund invests primarily in dividend-paying equities and high yield fixed income securities.

†† See index descriptions in the Fund Information section.

††† Fund returns during certain periods shown reflect a fee waiver and/or expense reimbursement. Without waiver/reimbursement, returns would have been lower. Returns shown include the reinvestment of all dividends. Returns for periods less than one year are not annualized.

* Commencement of Class I.

Past performance is not indicative of future results and the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Fund Performance Data

HIGH YIELD FUND

Total Return Based on a $10,000 Investment

Comparative Results†††

For Periods ended December 31, 2017	Six Months	1 Year	5 Years	Since 3/31/09*
Class I
Average annual total return	2.91%	8.24%	5.72%	11.16%
Class A
Average annual total return (with sales charge)	–1.03%	3.98%	4.65%	10.31%
Average annual total return (without sales charge)	2.78%	7.99%	5.45%	10.79%
Class C
Average annual total return (with CDSC)	1.40%	6.17%	4.65%	10.05%
Average annual total return (without CDSC)	2.40%	7.17%	4.65%	10.05%
ICE BofAML BB-B U.S. High Yield Constrained Index††
Average annual total return	2.33%	6.98%	5.59%	10.97%

Returns shown for Class A and Class C shares for the periods prior to their inception are derived from the historical performance of Class I shares of the Fund during such periods and have been adjusted to reflect the higher total annual operating expenses of the class. (Inception dates: Class A — 5/29/09; Class C — 12/31/12.)

Average annual total returns with sales charge and CDSC shown for Class A and Class C shares, respectively, have been adjusted to reflect the applicable sales charges of each specific class. Returns for Class A reflect the maximum initial sales charge of 3.75%. Class C shares have no adjustment for sales charges, but redemptions within one year of purchase may be subject to a CDSC of 1%. Average annual total returns without sales charge or CDSC do not reflect the sales charges. Had the sales charge or CDSC been included, the Fund's returns would have been lower. Effective August 29, 2014, the Fund imposes a 2.00% redemption fee on shares that are redeemed or exchanged if they have been held for 90 days or less. Returns shown do not reflect the imposition of the redemption fee. Had the redemption fee been included, the Fund's returns would have been lower.

† The Fund invests primarily in high yield securities.

†† See index description in the Fund Information section.

††† Fund returns during certain periods shown reflect a fee waiver and/or expense reimbursement. Without waiver/reimbursement, returns would have been lower. Returns shown include the reinvestment of all dividends. Returns for periods less than one year are not annualized.

* Commencement of Class I.

Past performance is not indicative of future results and the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Schedule of Investments — December 31, 2017

Hotchkis & Wiley Diversified Value Fund (Unaudited)

Largest Equity Holdings	Percent of net assets
Hewlett Packard Enterprise Company	4.97%
American International Group, Inc.	4.96%
Microsoft Corp.	3.74%
Citigroup, Inc.	3.65%
Wells Fargo & Company	3.43%
Oracle Corp.	3.33%
Marathon Oil Corp.	3.00%
Corning, Inc.	2.92%
Telefonaktiebolaget LM Ericsson	2.89%
Bank of America Corp.	2.88%
COMMON STOCKS — 99.65%	Shares Held	Value
CONSUMER DISCRETIONARY — 12.21% Auto Components — 2.56%
Adient PLC	8,974	$706,254
The Goodyear Tire & Rubber Company	34,800	1,124,388
Magna International, Inc.	20,100	1,139,067
		2,969,709
Automobiles — 2.99%
General Motors Company	63,300	2,594,667
Harley-Davidson, Inc. (l)	17,300	880,224
		3,474,891
Media — 5.54%
CBS Corp.	22,900	1,351,100
Comcast Corp.	41,300	1,654,065
Discovery Communications, Inc. — Class A (a) (l)	87,500	1,958,250
Discovery Communications, Inc. — Class C (a)	46,300	980,171
Omnicom Group, Inc.	6,600	480,678
		6,424,264
Multiline Retail — 0.58%
Target Corp.	10,400	678,600
Specialty Retail — 0.54%
Bed Bath & Beyond, Inc.	28,600	628,914
TOTAL CONSUMER DISCRETIONARY		14,176,378
CONSUMER STAPLES — 3.10% Beverages — 1.27%
PepsiCo, Inc.	12,300	1,475,016
Food & Staples Retailing — 0.52%
Wal-Mart Stores, Inc.	6,100	602,375
Food Products — 1.31%
Kellogg Company	9,800	666,204
Mondelez International, Inc.	20,000	856,000
		1,522,204
TOTAL CONSUMER STAPLES		3,599,595
	Shares Held	Value
ENERGY — 13.85% Energy Equipment & Services — 1.19%
National Oilwell Varco, Inc.	38,400	$1,383,168
Oil, Gas & Consumable Fuels — 12.66%
Andeavor	10,800	1,234,872
Apache Corp.	72,800	3,073,616
Hess Corp.	56,600	2,686,802
Kosmos Energy Ltd. (a)	75,900	519,915
Marathon Oil Corp.	206,000	3,487,580
Murphy Oil Corp.	59,400	1,844,370
Royal Dutch Shell PLC — ADR	27,562	1,838,661
		14,685,816
TOTAL ENERGY		16,068,984
FINANCIALS — 28.87% Banks — 13.89%
Bank of America Corp.	113,422	3,348,217
CIT Group, Inc.	12,200	600,606
Citigroup, Inc.	56,874	4,231,994
Citizens Financial Group, Inc.	41,200	1,729,576
JPMorgan Chase & Company	20,900	2,235,046
Wells Fargo & Company	65,634	3,982,015
		16,127,454
Capital Markets — 3.32%
The Bank of New York Mellon Corp.	10,600	570,916
The Goldman Sachs Group, Inc.	6,100	1,554,036
Morgan Stanley	11,300	592,911
State Street Corp.	11,600	1,132,276
		3,850,139
Consumer Finance — 5.15%
Ally Financial, Inc.	36,200	1,055,592
Capital One Financial Corp.	28,000	2,788,240
Discover Financial Services	27,700	2,130,684
		5,974,516

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2017

Hotchkis & Wiley Diversified Value Fund (Unaudited)

	Shares Held	Value
Insurance — 6.51%
American International Group, Inc.	96,600	$5,755,428
The Travelers Companies, Inc.	13,300	1,804,012
		7,559,440
TOTAL FINANCIALS		33,511,549
HEALTH CARE — 8.28% Biotechnology — 0.80%
Biogen, Inc. (a)	2,900	923,853
Health Care Equipment & Supplies — 3.29%
Koninklijke Philips NV	55,199	2,086,522
Medtronic PLC	14,482	1,169,422
Zimmer Biomet Holdings, Inc.	4,700	567,149
		3,823,093
Health Care Providers & Services — 1.49%
Anthem, Inc.	7,700	1,732,577
Pharmaceuticals — 2.70%
GlaxoSmithKline PLC — ADR	47,600	1,688,372
Sanofi — ADR	33,600	1,444,800
		3,133,172
TOTAL HEALTH CARE		9,612,695
INDUSTRIALS — 9.58% Aerospace & Defense — 1.59%
Embraer SA — ADR	18,400	440,312
Rockwell Collins, Inc.	10,400	1,410,448
		1,850,760
Building Products — 2.30%
Johnson Controls International PLC	69,947	2,665,680
Electrical Equipment — 1.01%
Eaton Corp. PLC	14,800	1,169,348
Machinery — 4.68%
CNH Industrial NV	180,200	2,414,680
Cummins, Inc.	13,800	2,437,632
PACCAR, Inc.	8,100	575,748
		5,428,060
TOTAL INDUSTRIALS		11,113,848
INFORMATION TECHNOLOGY — 18.95% Communications Equipment — 2.89%
Telefonaktiebolaget LM Ericsson — ADR (l)	502,800	3,358,704
Electronic Equipment, Instruments & Components — 3.44%
Corning, Inc.	106,000	3,390,940
TE Connectivity Ltd.	6,300	598,752
		3,989,692
	Shares Held	Value
IT Services — 0.58%
Teradata Corp. (a)	17,400	$669,204
Software — 7.07%
Microsoft Corp.	50,700	4,336,878
Oracle Corp.	81,700	3,862,776
		8,199,654
Technology Hardware, Storage & Peripherals — 4.97%
Hewlett Packard Enterprise Company	402,100	5,774,156
TOTAL INFORMATION TECHNOLOGY		21,991,410
MATERIALS — 1.30% Containers & Packaging — 1.30%
International Paper Company	26,000	1,506,440
TOTAL MATERIALS		1,506,440
TELECOMMUNICATION SERVICES — 2.33%
Wireless Telecommunication Services — 2.33%
Vodafone Group PLC — ADR	84,863	2,707,130
TOTAL TELECOMMUNICATION SERVICES		2,707,130
UTILITIES — 1.18% Electric Utilities — 0.69%
PPL Corp.	11,000	340,450
The Southern Company	9,700	466,473
		806,923
Independent Power and Renewable Electricity Producers — 0.49%
Calpine Corp. (a)	37,300	564,349
TOTAL UTILITIES		1,371,272
Total common stocks (Cost $123,527,682)		115,659,301
Total long-term investments (Cost $123,527,682)		115,659,301
COLLATERAL FOR SECURITIES ON LOAN — 2.26%
Money Market Funds — 2.26%
Invesco Government & Agency Portfolio — Institutional Class, 1.18%^	2,621,252	2,621,252
Total collateral for securities on loan (Cost $2,621,252)		2,621,252

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2017

Hotchkis & Wiley Diversified Value Fund (Unaudited)

SHORT-TERM INVESTMENTS — 0.40%	Principal Amount	Value
Time Deposits — 0.40%
Banco Santander SA, 0.92%, 01/02/2018*	$463,160	$463,160
Total short-term investments (Cost $463,160)		463,160
Total investments — 102.31% (Cost $126,612,094)		118,743,713
Liabilities in excess of other assets — (2.31)%		(2,682,608)
Net assets — 100.00%		$116,061,105

(a) — Non-income producing security.

(l) — All or a portion of this security is on a loan. The total market value of securities on loan was $2,548,973. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

ADR — American Depositary Receipt

^ — Rate shown is the 7-day yield as of December 31, 2017.

* — Invested through a cash management account administered by Brown Brothers Harriman & Co.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2017

Hotchkis & Wiley Large Cap Value Fund (Unaudited)

Largest Equity Holdings	Percent of net assets
Hewlett Packard Enterprise Company	4.92%
American International Group, Inc.	4.89%
Microsoft Corp.	3.88%
Citigroup, Inc.	3.79%
Wells Fargo & Company	3.65%
Oracle Corp.	3.46%
Marathon Oil Corp.	3.19%
Telefonaktiebolaget LM Ericsson	3.06%
Capital One Financial Corp.	2.94%
Bank of America Corp.	2.85%
COMMON STOCKS — 98.20%	Shares Held	Value
CONSUMER DISCRETIONARY — 11.68% Auto Components — 1.90%
Adient PLC	34,191	$2,690,832
Magna International, Inc.	83,300	4,720,611
		7,411,443
Automobiles — 2.95%
General Motors Company	210,200	8,616,098
Harley-Davidson, Inc. (l)	56,900	2,895,072
		11,511,170
Media — 5.57%
CBS Corp.	82,000	4,838,000
Comcast Corp.	137,700	5,514,885
Discovery Communications, Inc. — Class A (a) (l)	347,700	7,781,526
Discovery Communications, Inc. — Class C (a)	171,700	3,634,889
		21,769,300
Multiline Retail — 0.59%
Target Corp.	35,600	2,322,900
Specialty Retail — 0.67%
Bed Bath & Beyond, Inc.	118,300	2,601,417
TOTAL CONSUMER DISCRETIONARY		45,616,230
CONSUMER STAPLES — 2.45% Beverages — 1.25%
PepsiCo, Inc.	40,700	4,880,744
Food & Staples Retailing — 0.47%
Wal-Mart Stores, Inc.	18,800	1,856,500
Food Products — 0.73%
Mondelez International, Inc.	66,300	2,837,640
TOTAL CONSUMER STAPLES		9,574,884
ENERGY — 14.20% Energy Equipment & Services — 1.17%
National Oilwell Varco, Inc.	126,600	4,560,132
	Shares Held	Value
Oil, Gas & Consumable Fuels — 13.03%
Andeavor	38,800	$4,436,392
Apache Corp.	217,600	9,187,072
Hess Corp.	172,200	8,174,334
Marathon Oil Corp.	735,200	12,446,936
Murphy Oil Corp.	300,900	9,342,945
Royal Dutch Shell PLC — ADR	109,172	7,282,864
		50,870,543
TOTAL ENERGY		55,430,675
FINANCIALS — 27.96% Banks — 13.74%
Bank of America Corp.	376,549	11,115,726
Citigroup, Inc.	198,688	14,784,374
Citizens Financial Group, Inc.	113,800	4,777,324
JPMorgan Chase & Company	81,800	8,747,692
Wells Fargo & Company	234,763	14,243,071
		53,668,187
Capital Markets — 2.99%
The Goldman Sachs Group, Inc.	26,800	6,827,568
State Street Corp.	49,500	4,831,695
		11,659,263
Consumer Finance — 4.88%
Capital One Financial Corp.	115,300	11,481,574
Discover Financial Services	98,700	7,592,004
		19,073,578
Insurance — 6.35%
American International Group, Inc.	320,600	19,101,348
The Travelers Companies, Inc.	41,900	5,683,316
		24,784,664
TOTAL FINANCIALS		109,185,692

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2017

Hotchkis & Wiley Large Cap Value Fund (Unaudited)

	Shares Held	Value
HEALTH CARE — 8.15% Health Care Equipment & Supplies — 3.86%
Koninklijke Philips NV	206,505	$7,805,889
Medtronic PLC	46,300	3,738,725
Zimmer Biomet Holdings, Inc.	29,100	3,511,497
		15,056,111
Health Care Providers & Services — 1.69%
Anthem, Inc.	29,300	6,592,793
Pharmaceuticals — 2.60%
GlaxoSmithKline PLC — ADR	156,600	5,554,602
Sanofi — ADR	107,000	4,601,000
		10,155,602
TOTAL HEALTH CARE		31,804,506
INDUSTRIALS — 9.24% Aerospace & Defense — 0.58%
Embraer SA — ADR	95,500	2,285,315
Building Products — 2.51%
Johnson Controls International PLC	257,219	9,802,616
Construction & Engineering — 0.91%
Fluor Corp.	68,700	3,548,355
Machinery — 5.24%
CNH Industrial NV	584,000	7,825,600
Cummins, Inc.	60,800	10,739,712
PACCAR, Inc.	26,600	1,890,728
		20,456,040
TOTAL INDUSTRIALS		36,092,326
INFORMATION TECHNOLOGY — 19.24% Communications Equipment — 3.74%
ARRIS International PLC (a)	103,700	2,664,053
Telefonaktiebolaget LM Ericsson — ADR (l)	1,788,100	11,944,508
		14,608,561
Electronic Equipment, Instruments & Components — 3.24%
Corning, Inc.	336,700	10,771,033
TE Connectivity Ltd.	19,500	1,853,280
		12,624,313
Software — 7.34%
Microsoft Corp.	177,300	15,166,242
Oracle Corp.	285,500	13,498,440
		28,664,682
Technology Hardware, Storage & Peripherals — 4.92%
Hewlett Packard Enterprise Company	1,338,500	19,220,860
TOTAL INFORMATION TECHNOLOGY		75,118,416
	Shares Held	Value
MATERIALS — 1.79% Containers & Packaging — 1.79%
International Paper Company	120,900	$7,004,946
TOTAL MATERIALS		7,004,946
TELECOMMUNICATION SERVICES — 2.69% Wireless Telecommunication Services — 2.69%
Vodafone Group PLC — ADR	329,744	10,518,834
TOTAL TELECOMMUNICATION SERVICES		10,518,834
UTILITIES — 0.80% Electric Utilities — 0.32%
PPL Corp.	40,600	1,256,570
Independent Power and Renewable Electricity Producers — 0.48%
Calpine Corp. (a)	122,900	1,859,477
TOTAL UTILITIES		3,116,047
Total common stocks (Cost $393,736,166)		383,462,556
Total long-term investments (Cost $393,736,166)		383,462,556
COLLATERAL FOR SECURITIES ON LOAN — 1.86%
Money Market Funds — 1.86%
Invesco Government & Agency Portfolio — Institutional Class, 1.18%^	7,279,210	7,279,210
Total collateral for securities on loan (Cost $7,279,210)		7,279,210
SHORT-TERM INVESTMENTS — 1.88%	Principal Amount
Time Deposits — 1.88%
JPMorgan Chase & Company, 0.92%, 01/02/2018*	$7,342,331	7,342,331
Total short-term investments (Cost $7,342,331)		7,342,331
Total investments — 101.94% (Cost $408,357,707)		398,084,097
Liabilities in excess of other assets — (1.94)%		(7,593,738)
Net assets — 100.00%		$390,490,359

(a) — Non-income producing security.

(l) — All or a portion of this security is on loan. The total market value of securities on loan was $7,073,727. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

ADR — American Depositary Receipt

^ — Rate shown is the 7-day yield as of December 31, 2017.

* — Invested through a cash management account administered by Brown Brothers Harriman & Co.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2017

Hotchkis & Wiley Mid-Cap Value Fund (Unaudited)

Largest Equity Holdings	Percent of net assets
Hewlett Packard Enterprise Company	5.06%
Popular, Inc.	4.96%
Whiting Petroleum Corp.	3.95%
ARRIS International PLC	3.75%
Telefonaktiebolaget LM Ericsson	3.74%
Citizens Financial Group, Inc.	3.52%
The Goodyear Tire & Rubber Company	3.40%
Cairn Energy PLC	3.31%
Kosmos Energy Ltd.	3.19%
Royal Mail PLC	3.01%
COMMON STOCKS — 98.75%	Shares Held	Value
CONSUMER DISCRETIONARY — 18.97% Auto Components — 5.26%
Adient PLC	211,300	$16,629,310
The Goodyear Tire & Rubber Company	2,024,400	65,408,364
Magna International, Inc.	335,100	18,990,117
		101,027,791
Household Durables — 2.64%
TRI Pointe Group, Inc. (a)	2,835,700	50,815,744
Media — 4.28%
Discovery Communications, Inc. — Class A (a) (l)	1,904,900	42,631,662
Discovery Communications, Inc. — Class C (a)	754,700	15,976,999
News Corp.	1,457,000	23,617,970
		82,226,631
Multiline Retail — 1.98%
Kohl's Corp.	701,600	38,047,768
Specialty Retail — 4.81%
Bed Bath & Beyond, Inc.	1,770,400	38,931,096
Office Depot, Inc.	14,057,000	49,761,780
Rent-A-Center, Inc. (a) (l)	330,100	3,664,110
		92,356,986
TOTAL CONSUMER DISCRETIONARY		364,474,920
CONSUMER STAPLES — 1.15% Food Products — 1.15%
Bunge Ltd.	329,900	22,129,692
TOTAL CONSUMER STAPLES		22,129,692
ENERGY — 22.91% Energy Equipment & Services — 5.51%
C&J Energy Services, Inc. (a)	972,000	32,532,840
Frank's International NV (a) (l)	1,192,300	7,928,795
McDermott International, Inc. (a)	2,703,300	17,787,714
Superior Energy Services, Inc. (a)	2,318,400	22,326,192
Weatherford International PLC (a) (l)	6,083,900	25,369,863
		105,945,404
	Shares Held	Value
Oil, Gas & Consumable Fuels — 17.40%
Apache Corp.	41,300	$1,743,686
Cairn Energy PLC (a) (v)	22,053,100	63,548,813
Hess Corp.	215,100	10,210,797
Kosmos Energy Ltd. (a)	8,953,200	61,329,420
Marathon Oil Corp.	1,623,500	27,485,855
Murphy Oil Corp.	920,100	28,569,105
Ophir Energy PLC (a) (o)	56,852,100	52,195,917
Sanchez Energy Corp. (a) (l)	2,523,000	13,397,130
Whiting Petroleum Corp. (a)	2,867,825	75,940,006
		334,420,729
TOTAL ENERGY		440,366,133
FINANCIALS — 21.48% Banks — 12.81%
CIT Group, Inc.	1,150,624	56,645,219
Citizens Financial Group, Inc.	1,613,700	67,743,126
Fifth Third Bancorp	181,400	5,503,676
Popular, Inc.	2,684,800	95,283,552
Regions Financial Corp.	826,800	14,287,104
SunTrust Banks, Inc.	104,400	6,743,196
		246,205,873
Consumer Finance — 6.21%
Ally Financial, Inc.	1,223,600	35,680,176
Discover Financial Services	377,700	29,052,684
Santander Consumer USA Holdings, Inc.	1,325,000	24,671,500
Synchrony Financial	773,900	29,880,279
		119,284,639
Insurance — 2.46%
Alleghany Corp. (a)	16,800	10,014,312
CNO Financial Group, Inc.	1,167,100	28,815,699
Enstar Group Ltd. (a)	42,300	8,491,725
		47,321,736
TOTAL FINANCIALS		412,812,248

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2017

Hotchkis & Wiley Mid-Cap Value Fund (Unaudited)

	Shares Held	Value
HEALTH CARE — 2.15% Health Care Equipment & Supplies — 0.51%
Zimmer Biomet Holdings, Inc.	80,600	$9,726,002
Health Care Providers & Services — 0.21%
LifePoint Health, Inc. (a)	82,100	4,088,580
Pharmaceuticals — 1.43%
Mallinckrodt PLC (a)	1,223,100	27,593,136
TOTAL HEALTH CARE		41,407,718
INDUSTRIALS — 10.16% Aerospace & Defense — 1.54%
Embraer SA — ADR	1,232,100	29,484,153
Air Freight & Logistics — 3.01%
Royal Mail PLC (v)	9,481,100	57,925,622
Construction & Engineering — 0.86%
Fluor Corp.	319,200	16,486,680
Machinery — 3.99%
Allison Transmission Holdings, Inc.	255,000	10,982,850
Cummins, Inc.	143,900	25,418,496
Navistar International Corp. (a)	940,000	40,307,200
		76,708,546
Road & Rail — 0.76%
Avis Budget Group, Inc. (a)	333,600	14,638,368
TOTAL INDUSTRIALS		195,243,369
INFORMATION TECHNOLOGY — 17.00% Communications Equipment — 7.49%
ARRIS International PLC (a)	2,809,200	72,168,348
Telefonaktiebolaget LM Ericsson — ADR	10,752,500	71,826,700
		143,995,048
Electronic Equipment, Instruments & Components — 3.56%
Avnet, Inc.	840,400	33,296,648
Corning, Inc.	1,097,000	35,093,030
		68,389,678
IT Services — 0.89%
Teradata Corp. (a)	443,300	17,049,318
Technology Hardware, Storage & Peripherals — 5.06%
Hewlett Packard Enterprise Company	6,773,300	97,264,588
TOTAL INFORMATION TECHNOLOGY		326,698,632
REAL ESTATE — 1.26% Equity Real Estate Investment Trusts — 1.26%
The GEO Group, Inc.	1,021,850	24,115,660
TOTAL REAL ESTATE		24,115,660
	Shares Held		Value
UTILITIES — 3.67% Independent Power and Renewable Electricity Producers — 3.67%
Calpine Corp. (a)		1,968,100	$29,777,353
NRG Energy, Inc.		1,428,600	40,686,528
TOTAL UTILITIES			70,463,881
Total common stocks (Cost $1,747,205,087)			1,897,712,253
Total long-term investments (Cost $1,747,205,087)			1,897,712,253
COLLATERAL FOR SECURITIES ON LOAN — 2.40%
Money Market Funds — 2.40%
Invesco Government & Agency Portfolio — Institutional Class, 1.18%^		46,161,980	46,161,980
Total collateral for securities on loan (Cost $46,161,980)			46,161,980
SHORT-TERM INVESTMENTS — 1.95%	Principal Amount
Time Deposits — 1.95%
Brown Brothers Harriman & Co., 0.16%, 01/02/2018*	GBP	58	79
JPMorgan Chase & Company, 0.92%, 01/02/2018*		$37,595,421	37,595,421
Total short-term investments (Cost $37,595,493)			37,595,500
Total investments — 103.10% (Cost $1,830,962,560)			1,981,469,733
Liabilities in excess of other assets — (3.10)%			(59,663,624)
Net assets — 100.00%			$1,921,806,109

(a) — Non-income producing security.

(l) — All or a portion of this security is on a loan. The total market value of securities on loan was $44,714,130. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(o) — Affiliated issuer. See Note 6 in Notes to the Financial Statements.

(v) — Security was fair valued as a result of market movements following the close of local trading using a third-party vendor's proprietary fair value pricing model. The total market value of these securities was $121,474,435, which represented 6.32% of net assets. See Security Valuation in Note 1 in Notes to the Financial Statements.

ADR — American Depositary Receipt

GBP — British Pound

^ — Rate shown is the 7-day yield as of December 31, 2017.

* — Invested through a cash management account administered by Brown Brothers Harriman & Co.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2017

Hotchkis & Wiley Small Cap Value Fund (Unaudited)

Largest Equity Holdings	Percent of net assets
Seritage Growth Properties	4.74%
Enstar Group Ltd.	4.26%
WestJet Airlines Ltd.	4.22%
Whiting Petroleum Corp.	4.07%
Masonite International Corp.	3.78%
ARRIS International PLC	3.75%
KBR, Inc.	3.33%
Matson, Inc.	3.00%
TRI Pointe Group, Inc.	2.93%
Popular, Inc.	2.87%
COMMON STOCKS — 98.77%	Shares Held	Value
CONSUMER DISCRETIONARY — 9.41% Household Durables — 2.93%
TRI Pointe Group, Inc. (a)	1,295,100	$23,208,192
Media — 0.46%
MDC Partners, Inc. (a)	372,900	3,635,775
Specialty Retail — 6.02%
Bed Bath & Beyond, Inc.	169,100	3,718,509
Group 1 Automotive, Inc.	64,600	4,584,662
Office Depot, Inc.	6,243,000	22,100,220
Sonic Automotive, Inc.	942,200	17,383,590
		47,786,981
TOTAL CONSUMER DISCRETIONARY		74,630,948
ENERGY — 13.08% Energy Equipment & Services — 5.45%
C&J Energy Services, Inc. (a)	402,600	13,475,022
Frank's International NV (a) (l)	3,321,000	22,084,650
Key Energy Services, Inc. (a) (l)	91,000	1,072,890
McDermott International, Inc. (a)	1,005,300	6,614,874
		43,247,436
Oil, Gas & Consumable Fuels — 7.63%
Cairn Energy PLC (a) (v)	721,100	2,077,941
Energy XXI Gulf Coast, Inc. (a)	824,500	4,732,630
Kosmos Energy Ltd. (a)	1,474,200	10,098,270
PBF Energy, Inc.	280,100	9,929,545
Rockhopper Exploration PLC (a)	4,963,300	1,424,002
Whiting Petroleum Corp. (a)	1,218,225	32,258,598
		60,520,986
TOTAL ENERGY		103,768,422
	Shares Held	Value
FINANCIALS — 28.49% Banks — 15.02%
Associated Banc-Corp	442,300	$11,234,420
The Bank of NT Butterfield & Son Ltd.	458,400	16,635,336
First BanCorp (a)	2,088,300	10,650,330
First Hawaiian, Inc.	748,600	21,844,148
First Horizon National Corp.	926,431	18,519,356
Investors Bancorp, Inc.	253,300	3,515,804
Popular, Inc.	641,600	22,770,384
TCF Financial Corp.	680,300	13,946,150
		119,115,928
Capital Markets — 1.22%
Oppenheimer Holdings, Inc.	361,900	9,698,920
Consumer Finance — 1.23%
SLM Corp. (a)	859,700	9,714,610
Insurance — 10.65%
CNO Financial Group, Inc.	799,700	19,744,593
Enstar Group Ltd. (a)	168,479	33,822,159
Global Indemnity Ltd. (a)	373,436	15,691,781
Horace Mann Educators Corp.	345,400	15,232,140
		84,490,673
Thrifts & Mortgage Finance — 0.37%
Luther Burbank Corp. (a)	246,700	2,970,268
TOTAL FINANCIALS		225,990,399
HEALTH CARE — 3.69% Health Care Equipment & Supplies — 0.58%
Invacare Corp.	272,000	4,583,200
Health Care Providers & Services — 3.11%
Hanger, Inc. (a)	1,373,800	21,637,350
LifePoint Health, Inc. (a)	61,800	3,077,640
		24,714,990
TOTAL HEALTH CARE		29,298,190

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2017

Hotchkis & Wiley Small Cap Value Fund (Unaudited)

	Shares Held	Value
INDUSTRIALS — 26.11% Aerospace & Defense — 2.30%
Embraer SA — ADR	760,600	$18,201,158
Airlines — 4.22%
WestJet Airlines Ltd.	1,594,400	33,435,468
Building Products — 4.25%
Armstrong Flooring, Inc. (a)	220,700	3,734,244
Masonite International Corp. (a)	404,700	30,008,505
		33,742,749
Commercial Services & Supplies — 1.28%
LSC Communications, Inc.	667,800	10,117,170
Construction & Engineering — 4.98%
KBR, Inc.	1,331,500	26,403,645
Tutor Perini Corp. (a)	516,400	13,090,740
		39,494,385
Machinery — 3.13%
EnPro Industries, Inc.	89,200	8,341,092
Miller Industries, Inc.	449,100	11,586,780
Navistar International Corp. (a)	114,200	4,896,896
		24,824,768
Marine — 3.00%
Matson, Inc.	798,300	23,821,272
Professional Services — 1.55%
Hudson Global, Inc. (a) (o)	2,187,600	4,922,100
Korn/Ferry International	178,800	7,398,744
		12,320,844
Trading Companies & Distributors — 1.40%
Rush Enterprises, Inc. (a)	218,800	11,117,228
TOTAL INDUSTRIALS		207,075,042
INFORMATION TECHNOLOGY — 5.52% Communications Equipment — 4.22%
ARRIS International PLC (a)	1,158,000	29,749,020
Casa Systems, Inc. (a)	211,400	3,754,464
		33,503,484
Semiconductors & Semiconductor Equipment — 1.30%
Diodes, Inc. (a)	358,300	10,272,461
TOTAL INFORMATION TECHNOLOGY		43,775,945
MATERIALS — 0.09% Metals & Mining — 0.09%
Noranda Aluminum Holding Corp. (a) (o)	800,300	11,685
Real Industry, Inc. (a) (o)	2,307,708	668,774
TOTAL MATERIALS		680,459
	Shares Held		Value
REAL ESTATE — 8.70% Equity Real Estate Investment Trusts — 8.70%
The GEO Group, Inc.		499,544	$11,789,238
Granite Real Estate Investment Trust		452,100	17,668,068
New York REIT, Inc. (a)		502,400	1,974,432
Seritage Growth Properties (l)		929,700	37,615,662
TOTAL REAL ESTATE			69,047,400
UTILITIES — 3.68% Electric Utilities — 3.68%
Great Plains Energy, Inc.		467,300	15,065,752
Portland General Electric Company		310,500	14,152,590
TOTAL UTILITIES			29,218,342
Total common stocks (Cost $698,592,929)			783,485,147
Total long-term investments (Cost $698,592,929)			783,485,147
COLLATERAL FOR SECURITIES ON LOAN — 2.03%
Money Market Funds — 2.03%
Invesco Government & Agency Portfolio — Institutional Class, 1.18%^		16,117,517	16,117,517
Total collateral for securities on loan (Cost $16,117,517)			16,117,517
SHORT-TERM INVESTMENTS — 1.00%	Principal Amount
Time Deposits — 1.00%
Australia and New Zealand Banking Group Ltd., 0.92%, 01/02/2018*		$7,765,536	7,765,536
Royal Bank of Canada, 0.33%, 01/02/2018*	CAD	189,740	150,947
Total short-term investments (Cost $7,916,477)			7,916,483
Total investments — 101.80% (Cost $722,626,923)			807,519,147
Liabilities in excess of other assets — (1.80)%			(14,269,512)
Net assets — 100.00%			$793,249,635

(a) — Non-income producing security.

(l) — All or a portion of this security is on loan. The total market value of securities on loan was $15,767,453. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(o) — Affiliated issuer. See Note 6 in Notes to the Financial Statements.

(v) — Security was fair valued as a result of market movements following the close of local trading using a third-party vendor's proprietary fair value pricing model. The total market value of these securities was $2,077,941, which represented 0.26% of net assets. See Security Valuation in Note 1 in Notes to the Financial Statements.

ADR — American Depositary Receipt

CAD — Canadian Dollar

^ — Rate shown is the 7-day yield as of December 31, 2017.

* — Invested through a cash management account administered by Brown Brothers Harriman & Co.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2017

Hotchkis & Wiley Small Cap Diversified Value Fund (Unaudited)

Largest Equity Holdings	Percent of net assets
CVR Refining LP	0.48%
Whiting Petroleum Corp.	0.46%
Chuy's Holdings, Inc.	0.46%
PBF Energy, Inc.	0.46%
Fossil Group, Inc.	0.45%
Dril-Quip, Inc.	0.44%
Frank's International NV	0.44%
Ambac Financial Group, Inc.	0.44%
Altisource Residential Corp.	0.43%
Ensco PLC	0.43%
COMMON STOCKS — 97.39%	Shares Held	Value
CONSUMER DISCRETIONARY — 18.07% Auto Components — 2.35%
Cooper Tire & Rubber Company	3,046	$107,676
Cooper-Standard Holding, Inc. (a)	668	81,830
Gentherm, Inc. (a)	1,627	51,657
Motorcar Parts of America, Inc. (a)	3,013	75,295
Stoneridge, Inc. (a)	1,120	25,603
Superior Industries International, Inc.	6,581	97,728
Tenneco, Inc.	1,829	107,070
Tower International, Inc.	2,493	76,161
		623,020
Diversified Consumer Services — 0.61%
American Public Education, Inc. (a)	2,431	60,897
Capella Education Company	1,305	101,007
		161,904
Hotels, Restaurants & Leisure — 3.19%
Bojangles', Inc. (a)	7,939	93,680
Brinker International, Inc.	758	29,441
Carrols Restaurant Group, Inc. (a)	6,455	78,428
The Cheesecake Factory, Inc.	532	25,632
Chuy's Holdings, Inc. (a)	4,342	121,793
Del Frisco's Restaurant Group, Inc. (a)	5,229	79,742
El Pollo Loco Holdings, Inc. (a)	10,222	101,198
Eldorado Resorts, Inc. (a)	1,946	64,510
Fogo De Chao, Inc. (a)	6,692	77,627
ILG, Inc.	2,756	78,491
International Speedway Corp.	611	24,348
The Marcus Corp.	1,773	48,492
Ruth's Hospitality Group, Inc.	1,117	24,183
		847,565
	Shares Held	Value
Household Durables — 3.24%
Century Communities, Inc. (a)	2,657	$82,633
CSS Industries, Inc.	1,899	52,849
Ethan Allen Interiors, Inc.	2,827	80,852
Flexsteel Industries, Inc.	1,647	77,047
Green Brick Partners, Inc. (a)	2,241	25,323
Hooker Furniture Corp.	626	26,574
La-Z-Boy, Inc.	1,674	52,229
M/I Homes, Inc. (a)	2,496	85,862
Meritage Homes Corp. (a)	1,007	51,558
Taylor Morrison Home Corp. (a)	3,402	83,247
TRI Pointe Group, Inc. (a)	5,996	107,449
Tupperware Brands Corp.	759	47,589
William Lyon Homes (a)	2,943	85,582
		858,794
Internet & Catalog Retail — 0.11%
Duluth Holdings, Inc. (a)	1,706	30,452
Leisure Products — 0.88%
Malibu Boats, Inc. (a)	1,807	53,722
MCBC Holdings, Inc. (a)	4,682	104,034
Nautilus, Inc. (a)	3,803	50,770
Sturm, Ruger & Company, Inc.	455	25,412
		233,938
Media — 2.38%
Entercom Communications Corp.	9,504	102,643
Entravision Communications Corp.	9,908	70,842
MDC Partners, Inc. (a)	9,569	93,298
Meredith Corp.	441	29,128
MSG Networks, Inc. (a)	5,346	108,257
Nexstar Media Group, Inc.	1,107	86,567
Regal Entertainment Group	2,864	65,901
Scholastic Corp.	1,872	75,086
		631,722

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2017

Hotchkis & Wiley Small Cap Diversified Value Fund (Unaudited)

	Shares Held	Value
Multiline Retail — 0.49%
Big Lots, Inc.	897	$50,367
Dillard's, Inc.	1,323	79,446
		129,813
Specialty Retail — 3.74%
Asbury Automotive Group, Inc. (a)	1,151	73,664
Bed Bath & Beyond, Inc.	2,370	52,116
The Buckle, Inc.	2,749	65,289
The Cato Corp.	6,965	110,883
Francesca's Holdings Corp. (a)	15,163	110,842
GameStop Corp.	4,280	76,826
Group 1 Automotive, Inc.	1,384	98,222
Hibbett Sports, Inc. (a)	4,992	101,837
Lithia Motors, Inc.	424	48,162
Murphy USA, Inc. (a)	636	51,109
Office Depot, Inc.	31,371	111,053
Sonic Automotive, Inc.	5,074	93,615
		993,618
Textiles, Apparel & Luxury Goods — 1.08%
Fossil Group, Inc. (a)	15,308	118,943
G-III Apparel Group Ltd. (a)	897	33,090
Movado Group, Inc.	3,363	108,289
Steven Madden Ltd. (a)	540	25,218
		285,540
TOTAL CONSUMER DISCRETIONARY		4,796,366
CONSUMER STAPLES — 2.59% Food & Staples Retailing — 1.11%
Natural Grocers by Vitamin Cottage, Inc. (a)	2,924	26,111
SpartanNash Company	1,843	49,171
SUPERVALU, Inc. (a)	4,406	95,170
United Natural Foods, Inc. (a)	1,478	72,821
Village Super Market, Inc.	2,268	52,005
		295,278
Food Products — 0.52%
B&G Foods, Inc.	1,597	56,135
Dean Foods Company	7,084	81,891
		138,026
Personal Products — 0.58%
Natural Health Trends Corp.	3,085	46,861
Nu Skin Enterprises, Inc.	735	50,149
USANA Health Sciences, Inc. (a)	761	56,352
		153,362
Tobacco — 0.38%
Universal Corp.	1,948	102,270
TOTAL CONSUMER STAPLES		688,936
	Shares Held	Value
ENERGY — 9.12% Energy Equipment & Services — 3.49%
C&J Energy Services, Inc. (a)	3,110	$104,092
Diamond Offshore Drilling, Inc. (a)	3,063	56,941
Dril-Quip, Inc. (a)	2,433	116,053
Ensco PLC	19,140	113,117
Frank's International NV (a)	17,390	115,644
Matrix Service Company (a)	5,707	101,585
McDermott International, Inc. (a)	14,772	97,200
Oceaneering International, Inc. (a)	4,236	89,549
Rowan Companies PLC (a)	1,777	27,828
Smart Sand, Inc. (a)	12,156	105,271
		927,280
Oil, Gas & Consumable Fuels — 5.63%
Alliance Holdings GP LP	3,147	84,308
Alon USA Partners LP	3,831	65,472
BP Prudhoe Bay Royalty Trust	4,964	99,776
Cone Midstream Partners LP	1,486	24,920
CVR Energy, Inc.	884	32,920
CVR Refining LP	7,622	126,145
Delek US Holdings, Inc.	3,179	111,074
Energy XXI Gulf Coast, Inc. (a)	10,252	58,846
International Seaways, Inc. (a)	5,806	107,179
Kosmos Energy Ltd. (a)	15,744	107,846
Noble Midstream Partners LP	477	23,850
Nordic American Tankers Ltd.	28,890	71,069
PBF Energy, Inc.	3,426	121,453
PBF Logistics LP	3,622	75,881
Renewable Energy Group, Inc. (a)	9,439	111,380
REX American Resources Corp. (a)	910	75,339
Rice Midstream Partners LP	1,171	25,141
Whiting Petroleum Corp. (a)	4,623	122,418
World Fuel Services Corp.	1,760	49,526
		1,494,543
TOTAL ENERGY		2,421,823
FINANCIALS — 27.52% Banks — 15.98%
1st Source Corp.	1,042	51,527
Access National Corp.	1,834	51,059
American National Bankshares, Inc.	595	22,789
Arrow Financial Corp.	679	23,052
Associated Banc-Corp	4,158	105,613
Bank of Marin Bancorp	1,508	102,544
The Bank of NT Butterfield & Son Ltd.	2,796	101,467
Bar Harbor Bankshares	1,856	50,131

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2017

Hotchkis & Wiley Small Cap Diversified Value Fund (Unaudited)

	Shares Held	Value
BCB Bancorp, Inc.	3,331	$48,300
Bridge Bancorp, Inc.	2,261	79,135
Brookline Bancorp, Inc.	5,086	79,850
Byline Bancorp, Inc. (a)	2,282	52,418
C&F Financial Corp.	843	48,894
Camden National Corp.	1,833	77,224
Carolina Financial Corp.	2,842	105,580
Cathay General Bancorp	1,843	77,719
Chemung Financial Corp.	483	23,232
City Holding Company	1,154	77,860
Community Trust Bancorp, Inc.	2,199	103,573
Customers Bancorp, Inc. (a)	2,981	77,476
Fidelity Southern Corp.	3,643	79,417
Financial Institutions, Inc.	3,082	95,850
First BanCorp (a)	20,976	106,978
First Business Financial Services, Inc.	1,024	22,651
First Financial Bancorp	3,803	100,209
First Financial Corp.	1,125	51,019
First Internet Bancorp	2,702	103,081
First Interstate BancSystem, Inc.	1,223	48,981
First Mid-Illinois Bancshares, Inc.	1,387	53,455
Flushing Financial Corp.	3,780	103,950
Franklin Financial Network, Inc. (a)	3,073	104,789
Great Western Bancorp, Inc.	1,332	53,014
Hanmi Financial Corp.	2,581	78,333
HomeTrust Bancshares, Inc. (a)	1,856	47,792
Hope Bancorp, Inc.	5,792	105,704
International Bancshares Corp.	2,680	106,396
Live Oak Bancshares, Inc.	3,254	77,608
Midland States Bancorp, Inc.	3,335	108,321
MidSouth Bancorp, Inc.	3,726	49,370
MidWestOne Financial Group, Inc.	3,009	100,892
National Bankshares, Inc.	513	23,316
Northrim BanCorp, Inc.	2,237	75,722
Norwood Financial Corp.	794	26,202
OFG Bancorp	7,995	75,153
Old National Bancorp	2,967	51,774
Opus Bank (a)	2,762	75,403
Orrstown Financial Services, Inc.	890	22,473
Peapack Gladstone Financial Corp.	2,274	79,635
Penns Woods Bancorp, Inc.	1,093	50,912
Peoples Financial Services Corp.	516	24,035
Popular, Inc.	2,260	80,207
Republic Bancorp, Inc.	1,287	48,932
S&T Bancorp, Inc.	1,330	52,947
Sandy Spring Bancorp, Inc.	1,333	52,014
	Shares Held	Value
Southern National Bancorp of Virginia, Inc.	6,508	$104,323
State Bank Financial Corp.	2,659	79,345
TCF Financial Corp.	5,478	112,299
TriCo Bancshares	1,989	75,304
Trustmark Corp.	3,236	103,099
West Bancorporation, Inc.	955	24,018
Westamerica Bancorporation	803	47,819
		4,242,185
Capital Markets — 1.84%
Ellington Financial LLC	5,324	77,251
Federated Investors, Inc.	784	28,287
GAMCO Investors, Inc.	806	23,898
Greenhill & Company, Inc.	5,671	110,585
Manning & Napier, Inc.	7,704	27,734
Och-Ziff Capital Management Group LLC	29,766	74,415
Oppenheimer Holdings, Inc.	2,294	61,479
Piper Jaffray Companies	373	32,171
Waddell & Reed Financial, Inc.	2,365	52,834
		488,654
Consumer Finance — 0.40%
Nelnet, Inc.	1,940	106,273
Insurance — 5.08%
Ambac Financial Group, Inc. (a)	7,236	115,631
Argo Group International Holdings, Ltd.	1,743	107,456
Aspen Insurance Holdings Ltd.	2,557	103,814
EMC Insurance Group, Inc.	1,810	51,929
FGL Holdings (a)	11,029	111,062
Global Indemnity Ltd. (a)	1,228	51,601
Greenlight Capital Re Ltd. (a)	5,232	105,163
Hallmark Financial Services, Inc. (a)	2,095	21,851
Horace Mann Educators Corp.	2,398	105,752
MBIA, Inc. (a)	14,246	104,281
National Western Life Group, Inc.	317	104,933
State Auto Financial Corp.	1,834	53,406
Stewart Information Services Corp.	2,514	106,342
Third Point Reinsurance Ltd. (a)	7,009	102,682
United Fire Group, Inc.	2,271	103,512
		1,349,415
Mortgage Real Estate Investment Trusts — 1.01%
Ares Commercial Real Estate Corp.	5,873	75,762
Great Ajax Corp.	1,726	23,853
Owens Realty Mortgage, Inc.	1,315	21,053
PennyMac Mortgage Investment Trust	2,920	46,924
Resource Capital Corp.	10,785	101,056
		268,648

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2017

Hotchkis & Wiley Small Cap Diversified Value Fund (Unaudited)

	Shares Held	Value
Thrifts & Mortgage Finance — 3.21%
Capitol Federal Financial, Inc.	5,830	$78,180
Clifton Bancorp, Inc.	2,757	47,145
Dime Community Bancshares, Inc.	4,942	103,535
HomeStreet, Inc. (a)	3,651	105,696
Northfield Bancorp, Inc.	4,574	78,124
Oritani Financial Corp.	6,389	104,780
PCSB Financial Corp. (a)	3,755	71,533
Southern Missouri Bancorp, Inc.	664	24,960
Territorial Bancorp, Inc.	766	23,646
TrustCo Bank Corp.	11,642	107,106
Washington Federal, Inc.	3,093	105,935
		850,640
TOTAL FINANCIALS		7,305,815
HEALTH CARE — 3.08% Biotechnology — 0.21%
Emergent BioSolutions, Inc. (a)	1,178	54,742
Health Care Equipment & Supplies — 1.11%
Globus Medical, Inc. (a)	1,530	62,883
Invacare Corp.	6,175	104,049
Meridian Bioscience, Inc.	1,580	22,120
Natus Medical, Inc. (a)	590	22,538
Varex Imaging Corp. (a)	2,058	82,670
		294,260
Health Care Providers & Services — 1.76%
Aceto Corp.	9,679	99,983
AMN Healthcare Services, Inc. (a)	551	27,137
LifePoint Health, Inc. (a)	1,676	83,465
Magellan Health, Inc. (a)	838	80,909
National HealthCare Corp.	1,253	76,358
Owens & Minor, Inc.	2,585	48,805
US Physical Therapy, Inc.	712	51,406
		468,063
TOTAL HEALTH CARE		817,065
INDUSTRIALS — 16.87% Aerospace & Defense — 0.96%
Astronics Corp. (a)	1,919	79,581
Embraer SA — ADR	4,003	95,792
National Presto Industries, Inc.	800	79,560
		254,933
Air Freight & Logistics — 0.32%
Hub Group, Inc. (a)	1,772	84,879
	Shares Held	Value
Airlines — 1.14%
Allegiant Travel Co.	706	$109,254
Hawaiian Holdings, Inc.	2,671	106,439
Spirit Airlines, Inc. (a)	1,961	87,951
		303,644
Building Products — 1.90%
American Woodmark Corp. (a)	236	30,739
Apogee Enterprises, Inc.	481	21,996
Armstrong Flooring, Inc. (a)	6,417	108,576
Caesarstone Ltd. (a)	4,589	100,958
Insteel Industries, Inc.	1,915	54,233
Masonite International Corp. (a)	1,486	110,187
Simpson Manufacturing Company, Inc.	476	27,327
Universal Forest Products, Inc.	1,368	51,464
		505,480
Commercial Services & Supplies — 2.13%
ACCO Brands Corp. (a)	6,237	76,091
Ennis, Inc.	4,051	84,058
Herman Miller, Inc.	2,281	91,354
Knoll, Inc.	3,756	86,538
LSC Communications, Inc.	6,154	93,233
Steelcase, Inc.	5,573	84,710
UniFirst Corp.	295	48,646
		564,630
Construction & Engineering — 1.30%
Dycom Industries, Inc. (a)	262	29,195
KBR, Inc.	5,582	110,690
MYR Group, Inc. (a)	3,034	108,405
Tutor Perini Corp. (a)	3,817	96,761
		345,051
Electrical Equipment — 0.88%
Encore Wire Corp.	1,051	51,131
Generac Holdings, Inc. (a)	480	23,770
Preformed Line Products Company	1,037	73,679
Thermon Group Holdings, Inc. (a)	3,643	86,229
		234,809

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2017

Hotchkis & Wiley Small Cap Diversified Value Fund (Unaudited)

	Shares Held	Value
Machinery — 3.57%
Astec Industries, Inc.	459	$26,852
Chart Industries, Inc. (a)	1,116	52,296
Commercial Vehicle Group, Inc. (a)	7,358	78,657
EnPro Industries, Inc.	1,191	111,370
Global Brass & Copper Holdings, Inc.	1,541	51,007
Graham Corp.	1,268	26,539
The Greenbrier Companies, Inc.	2,077	110,704
Hurco Companies, Inc.	1,921	81,066
Hyster-Yale Materials Handling, Inc.	586	49,904
Luxfer Holdings PLC	2,160	34,128
Meritor, Inc. (a)	4,550	106,743
Miller Industries, Inc.	3,040	78,432
Mueller Industries, Inc.	684	24,234
Park-Ohio Holdings Corp.	1,255	57,667
Wabash National Corp.	2,688	58,330
		947,929
Marine — 0.42%
Matson, Inc.	3,691	110,139
Professional Services — 3.52%
Barrett Business Services, Inc.	1,559	100,540
CBIZ, Inc. (a)	1,770	27,347
FTI Consulting, Inc. (a)	2,442	104,908
Heidrick & Struggles International, Inc.	3,309	81,236
Huron Consulting Group, Inc. (a)	2,012	81,385
Insperity, Inc.	502	28,790
Kelly Services, Inc.	904	24,652
Kforce, Inc.	3,363	84,916
Korn/Ferry International	2,547	105,394
Navigant Consulting, Inc. (a)	4,436	86,103
Resources Connection, Inc.	6,793	104,952
RPX Corp.	7,659	102,937
		933,160
Trading Companies & Distributors — 0.73%
Rush Enterprises, Inc. (a)	2,181	110,817
WESCO International, Inc. (a)	1,235	84,165
		194,982
TOTAL INDUSTRIALS		4,479,636
INFORMATION TECHNOLOGY — 10.97%
Communications Equipment — 1.68%
ADTRAN, Inc.	3,617	69,989
Comtech Telecommunications Corp.	4,534	100,291
Digi International, Inc. (a)	5,265	50,281
NETGEAR, Inc. (a)	1,492	87,655
Plantronics, Inc.	1,028	51,791
Quantenna Communications, Inc. (a)	6,960	84,912
		444,919
	Shares Held	Value
Electronic Equipment, Instruments & Components — 2.94%
Anixter International, Inc. (a)	1,049	$79,724
AVX Corp.	3,035	52,506
ePlus, Inc. (a)	344	25,869
II-VI, Inc. (a)	532	24,977
Insight Enterprises, Inc. (a)	2,131	81,595
Methode Electronics, Inc.	1,306	52,371
MTS Systems Corp.	900	48,330
Park Electrochemical Corp.	4,045	79,484
PC Connection, Inc.	1,989	52,132
Plexus Corp. (a)	393	23,863
Sanmina Corp. (a)	845	27,885
ScanSource, Inc. (a)	2,256	80,765
Tech Data Corp. (a)	508	49,769
TTM Technologies, Inc. (a)	1,508	23,630
Vishay Intertechnology, Inc.	3,801	78,871
		781,771
Internet Software & Services — 0.62%
Cars.com, Inc. (a)	2,869	82,741
NIC, Inc.	1,401	23,257
Shutterstock, Inc. (a)	1,356	58,349
		164,347
IT Services — 1.08%
CSG Systems International, Inc.	1,706	74,757
Luxoft Holding, Inc. (a)	1,024	57,037
Sykes Enterprises, Inc. (a)	1,645	51,735
Syntel, Inc. (a)	4,500	103,455
		286,984
Semiconductors & Semiconductor Equipment — 3.66%
Ambarella, Inc. (a)	904	53,110
Amkor Technology, Inc. (a)	10,104	101,545
Cirrus Logic, Inc. (a)	2,115	109,685
Diodes, Inc. (a)	3,409	97,736
Ichor Holdings Ltd. (a)	2,176	53,530
Mellanox Technologies Ltd. (a)	1,056	68,323
Photronics, Inc. (a)	12,009	102,377
Rudolph Technologies, Inc. (a)	870	20,793
SMART Global Holdings, Inc. (a)	1,797	60,559
Synaptics, Inc. (a)	2,676	106,879
Xcerra Corp. (a)	10,584	103,617
Xperi Corp.	3,836	93,598
		971,752

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2017

Hotchkis & Wiley Small Cap Diversified Value Fund (Unaudited)

	Shares Held	Value
Software — 0.80%
MicroStrategy, Inc. (a)	594	$77,992
Monotype Imaging Holdings, Inc.	2,295	55,310
Synchronoss Technologies, Inc. (a)	8,683	77,626
		210,928
Technology Hardware, Storage & Peripherals — 0.19%
Super Micro Computer, Inc. (a)	2,440	51,057
TOTAL INFORMATION TECHNOLOGY		2,911,758
MATERIALS — 3.85% Chemicals — 2.34%
American Vanguard Corp.	5,457	107,230
Core Molding Technologies, Inc.	1,039	22,546
FutureFuel Corp.	3,606	50,809
GCP Applied Technologies, Inc. (a)	1,629	51,965
Hawkins, Inc.	1,371	48,259
Innospec, Inc.	1,132	79,919
Minerals Technologies, Inc.	772	53,152
Rayonier Advanced Materials, Inc.	5,320	108,795
Stepan Company	295	23,296
Terra Nitrogen Company LP	611	48,764
Trecora Resources (a)	1,920	25,920
		620,655
Metals & Mining — 1.01%
Compass Minerals International, Inc.	1,521	109,892
Haynes International, Inc.	3,282	105,188
SunCoke Energy Partners LP	3,070	53,572
		268,652
Paper & Forest Products — 0.50%
Clearwater Paper Corp. (a)	1,187	53,890
Domtar Corp.	1,070	52,986
PH Glatfelter Company	1,241	26,607
		133,483
TOTAL MATERIALS		1,022,790
REAL ESTATE — 1.91% Equity Real Estate Investment Trusts — 1.91%
Altisource Residential Corp.	9,711	115,171
The GEO Group, Inc.	4,476	105,634
New York REIT, Inc. (a)	21,361	83,949
Pebblebrook Hotel Trust	2,662	98,947
Seritage Growth Properties	2,569	103,942
TOTAL REAL ESTATE		507,643
TELECOMMUNICATION SERVICES — 0.78% Diversified Telecommunication Services — 0.40%
ATN International, Inc.	1,918	105,989
	Shares Held	Value
Wireless Telecommunication Services — 0.38%
Spok Holdings, Inc.	6,508	$101,850
TOTAL TELECOMMUNICATION SERVICES		207,839
UTILITIES — 2.63% Electric Utilities — 0.62%
El Paso Electric Company	812	44,944
Otter Tail Corp.	509	22,625
PNM Resources, Inc.	2,396	96,918
		164,487
Gas Utilities — 0.75%
Northwest Natural Gas Company	1,221	72,833
South Jersey Industries, Inc.	1,647	51,436
Star Gas Partners LP	4,987	53,610
Suburban Propane Partners LP	897	21,725
		199,604
Independent Power and Renewable Electricity Producers — 0.42%
Dynegy, Inc. (a)	9,456	112,054
Multi-Utilities — 0.84%
Avista Corp.	2,032	104,627
NorthWestern Corp.	1,621	96,774
Unitil Corp.	451	20,575
		221,976
TOTAL UTILITIES		698,121
Total common stocks (Cost $23,503,756)		25,857,792
Total long-term investments (Cost $23,503,756)		25,857,792
SHORT-TERM INVESTMENTS — 2.52%	Principal Amount
Time Deposits — 2.52%
JPMorgan Chase & Company, 0.92%, 01/02/2018*	$669,148	669,148
Total short-term investments (Cost $669,148)		669,148
Total investments — 99.91% (Cost $24,172,904)		26,526,940
Other assets in excess of liabilities — 0.09%		23,012
Net assets — 100.00%		$26,549,952

(a) — Non-income producing security.

ADR — American Depositary Receipt

* — Invested through a cash management account administered by Brown Brothers Harriman & Co.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2017

Hotchkis & Wiley Global Value Fund (Unaudited)

* Based on country of risk.

Largest Equity Holdings	Percent of net assets
Hewlett Packard Enterprise Company	4.89%
American International Group, Inc.	4.85%
Telefonaktiebolaget LM Ericsson	3.82%
Barclays PLC	3.40%
WestJet Airlines Ltd.	3.02%
Danieli & C Officine Meccaniche SpA	3.00%
Royal Mail PLC	2.98%
Wells Fargo & Company	2.94%
Zurich Insurance Group AG	2.57%
Microsoft Corp.	2.48%
COMMON STOCKS — 98.75%	Shares Held	Value
CONSUMER DISCRETIONARY — 8.69% Auto Components — 2.21%
Adient PLC	746	$58,710
Magna International, Inc.	2,402	136,122
		194,832
Automobiles — 3.03%
Bayerische Motoren Werke AG (v)	1,429	127,515
General Motors Company	3,404	139,530
		267,045
Media — 2.36%
Discovery Communications, Inc. — Class A (a)	3,130	70,049
Discovery Communications, Inc. — Class C (a)	6,504	137,690
		207,739
Specialty Retail — 1.09%
Bed Bath & Beyond, Inc.	1,350	29,686
Office Depot, Inc.	18,859	66,761
		96,447
TOTAL CONSUMER DISCRETIONARY		766,063
CONSUMER STAPLES — 2.27% Food & Staples Retailing — 1.82%
Tesco PLC (v)	56,577	160,063
Food Products — 0.45%
Ezaki Glico Company Ltd. (v)	800	39,903
TOTAL CONSUMER STAPLES		199,966
ENERGY — 11.17% Energy Equipment & Services — 3.47%
Borr Drilling Ltd. (a)	16,100	67,846
C&J Energy Services, Inc. (a)	1,578	52,816
Frank's International NV (a)	14,423	95,913
National Oilwell Varco, Inc.	2,484	89,474
		306,049
	Shares Held	Value
Oil, Gas & Consumable Fuels — 7.70%
Cairn Energy PLC (a) (v)	35,665	$102,773
Kosmos Energy Ltd. (a)	19,725	135,116
Marathon Oil Corp.	7,399	125,265
Ophir Energy PLC (a)	140,471	128,967
Rockhopper Exploration PLC (a)	134,915	38,708
Whiting Petroleum Corp. (a)	5,561	147,255
		678,084
TOTAL ENERGY		984,133
FINANCIALS — 26.61% Banks — 14.86%
Bank of America Corp.	2,953	87,173
Barclays PLC (v)	109,518	299,791
Citigroup, Inc.	2,304	171,441
Popular, Inc.	5,160	183,128
Societe Generale SA (v)	4,235	218,337
Standard Chartered PLC (a) (v)	8,564	89,935
Wells Fargo & Company	4,269	259,000
		1,308,805
Capital Markets — 1.50%
Credit Suisse Group AG (a) (v)	7,423	132,394
Consumer Finance — 2.83%
Capital One Financial Corp.	1,804	179,642
Santander Consumer USA Holdings, Inc.	3,738	69,602
		249,244
Insurance — 7.42%
American International Group, Inc.	7,173	427,367
Zurich Insurance Group AG (v)	745	226,513
		653,880
TOTAL FINANCIALS		2,344,323

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2017

Hotchkis & Wiley Global Value Fund (Unaudited)

	Shares Held	Value
HEALTH CARE — 5.54% Health Care Equipment & Supplies — 1.09%
Koninklijke Philips NV (v)	2,552	$96,360
Health Care Providers & Services — 1.25%
Anthem, Inc.	488	109,805
Pharmaceuticals — 3.20%
GlaxoSmithKline PLC — ADR	3,319	117,725
KYORIN Holdings, Inc. (v)	3,300	61,581
Sanofi (v)	1,189	102,363
		281,669
TOTAL HEALTH CARE		487,834
INDUSTRIALS — 22.44% Aerospace & Defense — 4.08%
BAE Systems PLC (v)	25,808	199,401
Embraer SA — ADR	6,679	159,828
		359,229
Air Freight & Logistics — 2.98%
Royal Mail PLC (v)	43,021	262,841
Airlines — 3.02%
WestJet Airlines Ltd.	12,669	265,676
Building Products — 3.15%
Johnson Controls International PLC	2,304	87,806
Masonite International Corp. (a)	2,562	189,972
		277,778
Construction & Engineering — 0.57%
Bouygues SA (v)	977	50,694
Machinery — 8.64%
CNH Industrial NV	12,011	160,947
Cummins, Inc.	1,201	212,145
Danieli & C Officine Meccaniche SpA (v)	15,876	264,214
Navistar International Corp. (a)	2,884	123,666
		760,972
TOTAL INDUSTRIALS		1,977,190
INFORMATION TECHNOLOGY — 17.29% Communications Equipment — 5.95%
ARRIS International PLC (a)	7,331	188,334
Telefonaktiebolaget LM Ericsson — ADR	50,318	336,124
		524,458
Electronic Equipment, Instruments & Components — 1.77%
Corning, Inc.	4,859	155,439
Software — 4.68%
Microsoft Corp.	2,557	218,726
Oracle Corp.	4,099	193,801
		412,527
	Shares Held		Value
Technology Hardware, Storage & Peripherals — 4.89%
Hewlett Packard Enterprise Company		29,978	$430,484
TOTAL INFORMATION TECHNOLOGY			1,522,908
REAL ESTATE — 1.91% Equity Real Estate Investment Trusts — 1.91%
Seritage Growth Properties		4,158	168,233
TOTAL REAL ESTATE			168,233
TELECOMMUNICATION SERVICES — 2.83% Wireless Telecommunication Services — 2.83%
Orange Belgium SA (v)		1,640	34,413
Vodafone Group PLC — ADR		6,734	214,815
TOTAL TELECOMMUNICATION SERVICES			249,228
Total common stocks (Cost $7,491,803)			8,699,878
Total long-term investments (Cost $7,491,803)			8,699,878
SHORT-TERM INVESTMENTS — 1.22%	Principal Amount
Time Deposits — 1.22%
Australia and New Zealand Banking Group Ltd., 0.92%, 01/02/2018*		$106,132	106,132
Brown Brothers Harriman & Co., 0.33%, 01/02/2018*	CAD	1,508	1,200
Total short-term investments (Cost $107,332)			107,332
Total investments — 99.97% (Cost $7,599,135)			8,807,210
Other assets in excess of liabilities — 0.03%			2,809
Net assets — 100.00%			$8,810,019

(a) — Non-income producing security.

(v) — Security was fair valued as a result of market movements following the close of local trading using a third-party vendor's proprietary fair value pricing model. The total market value of these securities was $2,469,091, which represented 28.03% of net assets. See Security Valuation in Note 1 in Notes to the Financial Statements.

ADR — American Depositary Receipt

CAD — Canadian Dollar

* — Invested through a cash management account administered by Brown Brothers Harriman & Co.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2017

Hotchkis & Wiley International Value Fund (Unaudited)

* Based on country of risk.

Largest Equity Holdings	Percent of net assets
WestJet Airlines Ltd.	4.33%
BAE Systems PLC	4.09%
Telefonaktiebolaget LM Ericsson	4.04%
Barclays PLC	4.01%
Zurich Insurance Group AG	3.82%
Royal Mail PLC	3.66%
Tesco PLC	3.53%
ARRIS International PLC	3.25%
Danieli & C Officine Meccaniche SpA	3.17%
Koninklijke Philips NV	3.07%
COMMON STOCKS — 97.14%	Shares Held	Value
CONSUMER DISCRETIONARY — 6.84% Auto Components — 2.74%
Adient PLC	331	$26,050
Magna International, Inc.	798	45,223
		71,273
Automobiles — 2.30%
Bayerische Motoren Werke AG (v)	440	39,263
Honda Motor Company Ltd. (v)	600	20,477
		59,740
Media — 0.66%
RTL Group SA (v)	216	17,254
Specialty Retail — 1.14%
Kingfisher PLC (v)	4,256	19,433
Pendragon PLC (v)	26,435	10,162
		29,595
TOTAL CONSUMER DISCRETIONARY		177,862
CONSUMER STAPLES — 5.05% Food & Staples Retailing — 3.53%
Tesco PLC (v)	32,462	91,839
Food Products — 0.96%
Ezaki Glico Company Ltd. (v)	500	24,940
Tobacco — 0.56%
Scandinavian Tobacco Group (r) (v)	757	14,654
TOTAL CONSUMER STAPLES		131,433
ENERGY — 9.06% Energy Equipment & Services — 5.05%
Borr Drilling Ltd. (a)	6,471	27,269
Frank's International NV (a)	10,804	71,847
WorleyParsons Ltd. (a) (v)	2,902	32,344
		131,460
	Shares Held	Value
Oil, Gas & Consumable Fuels — 4.01%
Cairn Energy PLC (a) (v)	9,036	$26,038
Kosmos Energy Ltd. (a)	5,306	36,346
Ophir Energy PLC (a)	37,546	34,472
Rockhopper Exploration PLC (a)	26,435	7,584
		104,440
TOTAL ENERGY		235,900
FINANCIALS — 24.02% Banks — 10.10%
Barclays PLC (v)	38,089	104,265
BNP Paribas SA (v)	363	27,003
ING Groep NV (v)	1,530	28,086
Societe Generale SA (v)	1,513	78,004
Standard Chartered PLC (a) (v)	2,435	25,571
		262,929
Capital Markets — 2.02%
Credit Suisse Group AG (a) (v)	2,946	52,544
Insurance — 11.90%
Enstar Group Ltd. (a)	347	69,660
Global Indemnity Ltd. (a)	1,668	70,089
RSA Insurance Group PLC (v)	3,155	26,893
Willis Towers Watson PLC	290	43,700
Zurich Insurance Group AG (v)	327	99,422
		309,764
TOTAL FINANCIALS		625,237
HEALTH CARE — 8.06% Health Care Equipment & Supplies — 4.47%
Draegerwerk AG & Company KGaA	80	36,475
Koninklijke Philips NV (v)	2,117	79,934
		116,409

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2017

Hotchkis & Wiley International Value Fund (Unaudited)

	Shares Held	Value
Pharmaceuticals — 3.59%
GlaxoSmithKline PLC (v)	2,509	$44,432
KYORIN Holdings, Inc. (v)	1,000	18,661
Sanofi (v)	353	30,390
		93,483
TOTAL HEALTH CARE		209,892
INDUSTRIALS — 27.31% Aerospace & Defense — 6.54%
BAE Systems PLC (v)	13,770	106,391
Embraer SA — ADR	2,669	63,869
		170,260
Air Freight & Logistics — 3.66%
Royal Mail PLC (v)	15,572	95,139
Airlines — 4.33%
WestJet Airlines Ltd.	5,379	112,801
Building Products — 4.81%
Johnson Controls International PLC	1,276	48,628
Masonite International Corp. (a)	1,034	76,671
		125,299
Construction & Engineering — 1.65%
Bouygues SA (v)	827	42,911
Machinery — 5.89%
CNH Industrial NV	3,742	50,143
Danieli & C Officine Meccaniche SpA (v)	4,956	82,480
KSB AG (v)	34	20,715
		153,338
Professional Services — 0.43%
Hudson Global, Inc. (a)	4,990	11,228
TOTAL INDUSTRIALS		710,976
INFORMATION TECHNOLOGY — 10.46% Communications Equipment — 7.29%
ARRIS International PLC (a)	3,299	84,751
Telefonaktiebolaget LM Ericsson (v)	15,916	105,041
		189,792
Electronic Equipment, Instruments & Components — 3.17%
Hitachi Ltd. (v)	4,000	31,032
Nippon Electric Glass Company Ltd. (v)	300	11,418
TE Connectivity Ltd.	422	40,107
		82,557
TOTAL INFORMATION TECHNOLOGY		272,349
	Shares Held	Value
MATERIALS — 1.87% Chemicals — 1.87%
Tikkurila Oyj	2,275	$48,615
TOTAL MATERIALS		48,615
REAL ESTATE — 0.90% Equity Real Estate Investment Trusts — 0.90%
Granite Real Estate Investment Trust	600	23,508
TOTAL REAL ESTATE		23,508
TELECOMMUNICATION SERVICES — 3.57% Wireless Telecommunication Services — 3.57%
Orange Belgium SA (v)	1,081	22,683
Vodafone Group PLC (v)	22,230	70,269
TOTAL TELECOMMUNICATION SERVICES		92,952
Total common stocks (Cost $2,154,448)		2,528,724
Total long-term investments (Cost $2,154,448)		2,528,724
SHORT-TERM INVESTMENTS — 3.71%	Principal Amount
Time Deposits — 3.71%
Australia and New Zealand Banking Group Ltd., 0.92%, 01/02/2018*	$96,526	96,526
Total short-term investments (Cost $96,526)		96,526
Total investments — 100.85% (Cost $2,250,974)		2,625,250
Liabilities in excess of other assets — (0.85)%		(22,127)
Net assets — 100.00%		$2,603,123

(a) — Non-income producing security.

(r) — Rule 144A security of the Securities Act of 1933. Purchased in a private placement transaction; resale to the public may require registration or be limited to qualified institutional buyers. The total market value of these securities was $14,654, which represented 0.56% of net assets.

(v) — Security was fair valued as a result of market movements following the close of local trading using a third-party vendor's proprietary fair value pricing model. The total market value of these securities was $1,499,688, which represented 57.61% of net assets. See Security Valuation in Note 1 in Notes to the Financial Statements.

ADR — American Depositary Receipt

* — Invested through a cash management account administered by Brown Brothers Harriman & Co.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2017

Hotchkis & Wiley Value Opportunities Fund (Unaudited)

Largest Holdings*	Percent of net assets
Hewlett Packard Enterprise Company	6.06%
American International Group, Inc.	5.79%
Wells Fargo & Company	5.35%
Microsoft Corp.	4.56%
Seritage Growth Properties	4.48%
Oracle Corp.	3.73%
Telefonaktiebolaget LM Ericsson	3.53%
WestJet Airlines Ltd.	3.46%
Royal Mail PLC	2.97%
Bank of America Corp.	2.96%

* Excluding short-term securities.

COMMON STOCKS — 94.96%	Shares Held	Value
CONSUMER DISCRETIONARY — 9.07% Auto Components — 0.56%
Magna International, Inc.	60,400	$3,422,868
Automobiles — 1.82%
General Motors Company	269,100	11,030,409
Household Durables — 0.47%
TRI Pointe Group, Inc. (a)	157,700	2,825,984
Media — 3.52%
Discovery Communications, Inc. — Class A (a) (l)	273,100	6,111,978
Discovery Communications, Inc. — Class C (a)	721,800	15,280,506
		21,392,484
Specialty Retail — 2.30%
Bed Bath & Beyond, Inc.	275,900	6,067,041
Office Depot, Inc. (c)	2,234,300	7,909,422
		13,976,463
Textiles, Apparel & Luxury Goods — 0.40%
JG Boswell Company	3,401	2,424,913
TOTAL CONSUMER DISCRETIONARY		55,073,121
CONSUMER STAPLES — 1.37% Food & Staples Retailing — 0.96%
Tesco PLC (v)	2,066,800	5,847,230
Food Products — 0.41%
Ezaki Glico Company Ltd. (v)	50,300	2,508,918
TOTAL CONSUMER STAPLES		8,356,148
ENERGY — 13.68% Energy Equipment & Services — 6.12%
C&J Energy Services, Inc. (a)	271,500	9,087,105
Frank's International NV (a) (l)	1,711,000	11,378,150
National Oilwell Varco, Inc.	464,000	16,713,280
		37,178,535
	Shares Held	Value
Oil, Gas & Consumable Fuels — 7.56%
Apache Corp.	385,700	$16,284,254
Cairn Energy PLC (a) (v)	1,327,500	3,825,360
Energy XXI Gulf Coast, Inc. (a)	328,066	1,883,099
Hess Corp.	54,300	2,577,621
Marathon Oil Corp.	496,600	8,407,438
Ophir Energy PLC (a)	3,788,500	3,478,222
Rockhopper Exploration PLC (a)	1,919,100	550,602
Whiting Petroleum Corp. (a) (l)	336,500	8,910,520
		45,917,116
TOTAL ENERGY		83,095,651
FINANCIALS — 28.58% Banks — 15.21%
Bank of America Corp. (c)	608,200	17,954,064
Barclays PLC — ADR	560,700	6,111,630
Citigroup, Inc. (c)	118,500	8,817,585
JPMorgan Chase & Company (c)	70,100	7,496,494
Popular, Inc.	380,800	13,514,592
Societe Generale SA (v)	116,300	5,995,891
Wells Fargo & Company	535,600	32,494,852
		92,385,108
Capital Markets — 4.42%
The Goldman Sachs Group, Inc.	49,800	12,687,048
Motors Liquidation Company GUC Trust (a)	1,511,600	14,133,460
		26,820,508
Consumer Finance — 1.58%
Capital One Financial Corp.	96,500	9,609,470
Insurance — 7.37%
American International Group, Inc. (c)	590,100	35,158,158
Global Indemnity Ltd. (a)	94,800	3,983,496
Zurich Insurance Group AG (v)	18,600	5,655,211
		44,796,865
TOTAL FINANCIALS		173,611,951

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2017

Hotchkis & Wiley Value Opportunities Fund (Unaudited)

	Shares Held	Value
HEALTH CARE — 1.52% Health Care Providers & Services — 1.52%
Hanger, Inc. (a)	584,700	$9,209,025
TOTAL HEALTH CARE		9,209,025
INDUSTRIALS — 11.43% Air Freight & Logistics — 2.97%
Royal Mail PLC (c) (v)	2,956,200	18,061,166
Airlines — 3.46%
WestJet Airlines Ltd.	1,002,400	21,020,894
Building Products — 2.56%
Johnson Controls International PLC	139,600	5,320,156
Masonite International Corp. (a)	137,900	10,225,285
		15,545,441
Machinery — 2.26%
Danieli & C Officine Meccaniche SpA (c) (v)	823,400	13,703,327
Professional Services — 0.18%
Hudson Global, Inc. (a)	481,700	1,083,825
TOTAL INDUSTRIALS		69,414,653
INFORMATION TECHNOLOGY — 20.99% Communications Equipment — 5.85%
ARRIS International PLC (a)	548,200	14,083,258
Telefonaktiebolaget LM Ericsson — ADR (l)	3,207,600	21,426,768
		35,510,026
Electronic Equipment, Instruments & Components — 0.79%
Corning, Inc. (c)	150,000	4,798,500
Software — 8.29%
Microsoft Corp. (c)	323,600	27,680,744
Oracle Corp. (c)	479,300	22,661,304
		50,342,048
Technology Hardware, Storage & Peripherals — 6.06%
Hewlett Packard Enterprise Company	2,563,900	36,817,604
TOTAL INFORMATION TECHNOLOGY		127,468,178
MATERIALS — 1.88% Chemicals — 1.13%
Iracore Investments Holdings, Inc. — Class A (Acquired 04/13/2017, Cost $6,892,250) (a) (f) (i) (m) (o) (u)	32,422	6,892,269
Metals & Mining — 0.75%
American Zinc Recycling LLC (a) (f) (i) (u)	4,688	1,973,929
CB Noranda Aluminum Acquision Corp. — Escrow (a) (f) (i) (u)	41,000	0
GHW Holdco LLC (Acquired 10/28/2016 — 10/23/2017, Cost $812,999) (a) (f) (i) (m) (o) (u)	40	2,451,160
Real Industry, Inc. (a)	389,782	112,959
		4,538,048
TOTAL MATERIALS		11,430,317
	Shares Held	Value
REAL ESTATE — 4.48% Equity Real Estate Investment Trusts — 4.48%
Seritage Growth Properties (l)	672,700	$27,217,442
TOTAL REAL ESTATE		27,217,442
TELECOMMUNICATION SERVICES — 1.96% Wireless Telecommunication Services — 1.96%
Vodafone Group PLC — ADR	372,800	11,892,320
TOTAL TELECOMMUNICATION SERVICES		11,892,320
Total common stocks (Cost $529,050,618)		576,768,806
PREFERRED STOCKS — 0.70%
FINANCIALS — 0.70% Thrifts & Mortgage Finance — 0.70%
Federal Home Loan Mortgage Corp. — Series K (a)	33,900	435,446
Federal Home Loan Mortgage Corp. — Series N (a)	118,600	1,482,500
Federal Home Loan Mortgage Corp. — Series S (a)	18,700	210,562
Federal Home Loan Mortgage Corp. — Series Z (a)	248,000	2,132,800
TOTAL FINANCIALS		4,261,308
Total preferred stocks (Cost $1,935,637)		4,261,308
CONVERTIBLE BONDS — 0.45%	Principal Amount
ENERGY — 0.45% Oil, Gas & Consumable Fuels — 0.45%
Cobalt International Energy, Inc. 2.625%, 12/01/2019 (d) (l)	$10,000,000	2,731,250
TOTAL ENERGY		2,731,250
Total convertible bonds (Cost $1,067,500)		2,731,250
CORPORATE BONDS — 1.41%
ENERGY — 0.77% Oil, Gas & Consumable Fuels — 0.77%
Cobalt International Energy, Inc. 7.750%, 12/01/2023 (d) (l)	5,000,000	4,687,500
TOTAL ENERGY		4,687,500
MATERIALS — 0.64% Metals & Mining — 0.64%
New Day Aluminum LLC 4.000% Cash and 6.000% PIK, 10/28/2020 (Acquired 10/28/2016 — 12/29/2017, Cost $279,533) (f) (i) (m) (p) (u)	1,075,425	1,075,425
4.000% Cash and 6.000% PIK, 10/28/2020 (Acquired 10/28/2016 — 12/29/2017, Cost $699,407) (f) (i) (m) (p) (u)	2,893,346	2,796,275
TOTAL MATERIALS		3,871,700
Total corporate bonds (Cost $3,950,489)		8,559,200

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2017

Hotchkis & Wiley Value Opportunities Fund (Unaudited)

TERM LOANS — 0.63%	Principal Amount	Value
MATERIALS — 0.63% Chemicals — 0.63%
Iracore International Holdings, Inc. 10.250% (1 Month LIBOR USD + 9.000%), 04/13/2021 (Acquired 04/13/2017, Cost $3,802,486) (b) (f) (i) (m) (u)	$3,802,486	$3,802,486
TOTAL MATERIALS		3,802,486
Total term loans (Cost $3,802,486)		3,802,486
RIGHTS — 0.00%	Shares Held
ENERGY — 0.00% Oil, Gas & Consumable Fuels — 0.00%
Etablissements Maurel et Prom (a) (f) (u)	274,200	0
TOTAL ENERGY		0
Total rights (Cost $0)		0
WARRANTS — 0.48%
CONSUMER DISCRETIONARY — 0.13% Automobiles — 0.13%
General Motors Company (a) Expiration: July 2019, Exercise Price: $18.33	33,866	790,432
TOTAL CONSUMER DISCRETIONARY		790,432
ENERGY — 0.00% Oil, Gas & Consumable Fuels — 0.00%
Lonestar Resources America, Inc. (a) (f) (i) Expiration: December 2021, Exercise Price: $5.00	80,000	0
TOTAL ENERGY		0
FINANCIALS — 0.35% Insurance — 0.35%
American International Group, Inc. (a) Expiration: January 2021, Exercise Price: $44.00	117,400	2,127,288
TOTAL FINANCIALS		2,127,288
Total warrants (Cost $1,745,022)		2,917,720
Total long-term investments (Cost $541,551,752)		599,040,770
COLLATERAL FOR SECURITIES ON LOAN — 5.62%
Money Market Funds — 5.62%
Invesco Government & Agency Portfolio — Institutional Class, 1.18%^	34,146,705	34,146,705
Total collateral for securities on loan (Cost $34,146,705)		34,146,705
SHORT-TERM INVESTMENTS — 0.58%	Principal Amount		Value
Time Deposits — 0.58%
Brown Brothers Harriman & Co., 0.16%, 01/02/2018*	GBP	30	$41
Brown Brothers Harriman & Co., 0.33%, 01/02/2018*	AUD	41	32
Royal Bank of Canada, 0.33%, 01/02/2018*	CAD	113,435	90,243
Standard Chartered Bank, 0.92%, 01/02/2018*		$3,409,860	3,409,860
Total short-term investments (Cost $3,500,174)			3,500,176
Total investments — 104.83% (Cost $579,198,631)			636,687,651
Liabilities in excess of other assets — (4.83)%			(29,348,518)
Net assets — 100.00%			$607,339,133

(a) — Non-income producing security.

(b)   — The coupon rate shown on variable rate securities represents the rate at December 31, 2017.

(c) — All or a portion of this security is segregated as collateral for futures contracts.

(d) — Issuer is currently in default on its regularly scheduled interest payments.

(f) — Security was fair valued under guidelines established by and under the general supervision and responsibility of the Trust's Board of Trustees. The total market value of these securities was $18,991,544, which represented 3.13% of net assets. See Security Valuation in Note 1 in Notes to the Financial Statements.

(i) — Illiquid security.

(l) — All or a portion of this security is on loan. The total market value of securities on loan was $33,376,768. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(m) — Restricted security. Purchased in a private placement transaction; resale to the public may require registration. The total market value of these securities was $17,017,614, which represented 2.80% of net assets.

(o) — Affiliated issuer. See Note 6 in Notes to the Financial Statements.

(p) — Payment in-kind (PIK) security.

(u) — Value determined using significant unobservable inputs.

(v) — Security was fair valued as a result of market movements following the close of local trading using a third-party vendor's proprietary fair value pricing model. The total market value of these securities was $55,597,103, which represented 9.15% of net assets. See Security Valuation in Note 1 in Notes to the Financial Statements.

ADR — American Depositary Receipt

AUD — Australian Dollar

CAD — Canadian Dollar

GBP — British Pound

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2017

Hotchkis & Wiley Value Opportunities Fund (Unaudited)

LIBOR — London Interbank Offered Rate

USD — United States Dollar

^ — Rate shown is the 7-day yield as of December 31, 2017.

* — Invested through a cash management account administered by Brown Brothers Harriman & Co.

Schedule of Futures Contracts — December 31, 2017

Hotchkis & Wiley Value Opportunities Fund (Unaudited)

Description	Number of Contracts Purchased (Sold)	Expiration	Notional Amount	Value/Unrealized Appreciation (Depreciation)
British Pound Currency Futures	(218)	March 2018	$(18,471,413)	$(71,746)
Euro Fx Currency Futures	(23)	March 2018	(3,471,706)	(69,813)
Swiss Franc Currency Futures	(42)	March 2018	(5,421,675)	(74,985)
			$(27,364,794)	$(216,544)

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2017

Hotchkis & Wiley Capital Income Fund (Unaudited)

Largest Issuers	Percent of net assets
Hewlett Packard Enterprise Company	2.70%
American International Group, Inc.	2.69%
Popular, Inc.	2.37%
Whiting Petroleum Corp.	2.15%
Royal Mail PLC	1.97%
Kosmos Energy Ltd.	1.88%
WestJet Airlines Ltd.	1.83%
Telefonaktiebolaget LM Ericsson	1.69%
Seritage Growth Properties	1.58%
Wells Fargo & Company	1.58%
COMMON STOCKS — 56.01%	Shares Held	Value
CONSUMER DISCRETIONARY — 5.65% Auto Components — 0.74%
Adient PLC	1,343	$105,694
Magna International, Inc.	3,172	179,757
		285,451
Automobiles — 1.07%
General Motors Company	10,118	414,737
General Motors Company — Escrow (a) (f) (i) (u)	4,600	0
		414,737
Media — 1.42%
Discovery Communications, Inc. — Class A (a)	4,843	108,386
Discovery Communications, Inc. — Class C (a)	20,838	441,141
		549,527
Multiline Retail — 0.29%
Kohl's Corp.	2,021	109,599
Specialty Retail — 1.77%
Bed Bath & Beyond, Inc.	9,561	210,246
Office Depot, Inc.	134,183	475,008
		685,254
Textiles, Apparel & Luxury Goods — 0.36%
Quiksilver, Inc. (a) (f) (i) (u)	6,960	139,478
Quiksilver, Inc. — Escrow (a) (f) (i) (u)	64,000	0
		139,478
TOTAL CONSUMER DISCRETIONARY		2,184,046
CONSUMER STAPLES — 0.34% Food & Staples Retailing — 0.34%
Tesco PLC — ADR	15,270	129,642
TOTAL CONSUMER STAPLES		129,642
	Shares Held	Value
ENERGY — 7.90% Energy Equipment & Services — 1.41%
Borr Drilling Ltd. (a)	28,500	$120,101
C&J Energy Services, Inc. (a)	9,160	306,585
Frank's International NV (a)	18,055	120,066
		546,752
Oil, Gas & Consumable Fuels — 6.49%
Cairn Energy PLC — ADR (a)	46,954	272,822
Energy XXI Gulf Coast, Inc. (a)	43,360	248,886
Kosmos Energy Ltd. (a)	50,773	347,795
Marathon Oil Corp.	7,407	125,401
Murphy Oil Corp.	3,239	100,571
Ophir Energy PLC — ADR (a)	252,097	463,808
PetroQuest Energy, Inc. (a)	1,913	3,616
Rockhopper Exploration PLC (a)	169,729	48,696
Sanchez Energy Corp. (a)	36,899	195,934
Warren Resources, Inc. (a) (f) (i) (u)	1,559	2,156
Whiting Petroleum Corp. (a)	26,314	696,794
		2,506,479
TOTAL ENERGY		3,053,231
FINANCIALS — 15.18% Banks — 7.56%
Bank of America Corp.	9,084	268,160
Barclays PLC — ADR	54,463	593,647
Citigroup, Inc.	4,999	371,976
Citizens Financial Group, Inc.	2,110	88,578
Popular, Inc.	21,821	774,427
Societe Generale SA — ADR	20,854	216,047
Wells Fargo & Company	10,040	609,127
		2,921,962

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2017

Hotchkis & Wiley Capital Income Fund (Unaudited)

	Shares Held	Value
Capital Markets — 1.86%
Credit Suisse Group AG — ADR (a)	6,047	$107,939
Fifth Street Asset Management, Inc. (a)	176,631	233,153
Motors Liquidation Company GUC Trust (a)	40,476	378,450
		719,542
Consumer Finance — 1.20%
Capital One Financial Corp.	3,471	345,642
Santander Consumer USA Holdings, Inc.	6,374	118,684
		464,326
Insurance — 4.56%
American International Group, Inc. (c)	17,458	1,040,148
Global Indemnity Ltd. (a)	2,773	116,521
Willis Towers Watson PLC	733	110,456
Zurich Insurance Group AG — ADR	16,209	492,916
		1,760,041
TOTAL FINANCIALS		5,865,871
HEALTH CARE — 3.03% Health Care Equipment & Supplies — 0.67%
Koninklijke Philips NV	6,824	257,947
Health Care Providers & Services — 0.58%
Anthem, Inc.	1,004	225,910
Pharmaceuticals — 1.78%
GlaxoSmithKline PLC — ADR	9,037	320,543
KYORIN Holdings, Inc. (v)	6,700	125,029
Sanofi — ADR	5,613	241,359
		686,931
TOTAL HEALTH CARE		1,170,788
INDUSTRIALS — 9.91% Aerospace & Defense — 1.85%
BAE Systems PLC — ADR	18,531	577,797
Embraer SA — ADR	5,800	138,794
		716,591
Air Freight & Logistics — 1.97%
Royal Mail PLC — ADR	61,668	761,600
Airlines — 1.83%
WestJet Airlines Ltd.	33,749	707,736
Building Products — 0.80%
Masonite International Corp. (a)	4,167	308,983
Commercial Services & Supplies — 0.43%
LSC Communications, Inc.	10,853	164,423
Machinery — 2.73%
CNH Industrial NV	8,381	112,305
Cummins, Inc.	1,900	335,616
Danieli & C Officine Meccaniche SpA — ADR	36,708	607,700
		1,055,621
	Shares Held	Value
Professional Services — 0.30%
Hudson Global, Inc. (a)	51,558	$116,006
TOTAL INDUSTRIALS		3,830,960
INFORMATION TECHNOLOGY — 8.53% Communications Equipment — 3.04%
ARRIS International PLC (a)	20,263	520,557
Telefonaktiebolaget LM Ericsson — ADR	98,009	654,701
		1,175,258
Electronic Equipment, Instruments & Components — 0.85%
Corning, Inc. (c)	10,268	328,473
Software — 1.94%
Microsoft Corp. (c)	5,050	431,977
Oracle Corp.	6,698	316,681
		748,658
Technology Hardware, Storage & Peripherals — 2.70%
Hewlett Packard Enterprise Company	72,659	1,043,383
TOTAL INFORMATION TECHNOLOGY		3,295,772
MATERIALS — 1.09% Chemicals — 0.15%
Iracore Investments Holdings, Inc. — Class A (Acquired 04/13/2017, Cost $57,250) (a) (f) (i) (m) (u)	269	57,184
Metals & Mining — 0.94%
American Zinc Recycling LLC (a) (f) (i) (u)	860	362,112
CB Noranda Aluminum Acquisition Corp. — Escrow (a) (f) (i) (u)	222,000	0
		362,112
TOTAL MATERIALS		419,296
REAL ESTATE — 3.08% Equity Real Estate Investment Trusts — 3.08%
The GEO Group, Inc. (c)	15,000	354,000
Granite Real Estate Investment Trust	5,715	223,342
Seritage Growth Properties	15,135	612,362
TOTAL REAL ESTATE		1,189,704
TELECOMMUNICATION SERVICES — 1.30% Wireless Telecommunication Services — 1.30%
Vodafone Group PLC — ADR (c)	15,755	502,585
TOTAL TELECOMMUNICATION SERVICES		502,585
Total common stocks (Cost $19,855,689)		21,641,895

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2017

Hotchkis & Wiley Capital Income Fund (Unaudited)

	Shares Held	Value
INVESTMENT COMPANIES — 0.83%
Business Development Companies — 0.83%
Oaktree Specialty Lending Corp.	44,101	$215,653
Oaktree Strategic Income Corp.	12,429	104,404
Total investment companies (Cost $279,592)		320,057
PREFERRED STOCKS — 0.77%
CONSUMER STAPLES — 0.18% Food Products — 0.18%
Pinnacle Agriculture Enterprises LLC (Acquired 03/10/2017, Cost $69,351) (a) (f) (i) (m) (u)	94,387	69,846
TOTAL CONSUMER STAPLES		69,846
FINANCIALS — 0.59% Banks — 0.41%
Royal Bank of Scotland Group PLC — Series S, 6.600%	6,161	156,797
Thrifts & Mortgage Finance — 0.18%
Federal Home Loan Mortgage Corp. — Series V (a)	10,888	69,357
TOTAL FINANCIALS		226,154
Total preferred stocks (Cost $284,995)		296,000
CORPORATE BONDS — 38.77%	Principal Amount
CONSUMER DISCRETIONARY — 7.25% Auto Components — 0.57%
Adient Global Holdings Ltd. 4.875%, 08/15/2026 (r)	$123,000	126,998
Delphi Technologies PLC 5.000%, 10/01/2025 (r)	90,000	91,350
		218,348
Hotels, Restaurants & Leisure — 1.42%
Interval Acquisition Corp. 5.625%, 04/15/2023	90,000	93,600
Jacobs Entertainment, Inc. 7.875%, 02/01/2024 (r)	90,000	96,525
KFC Holding Company / Pizza Hut Holdings LLC / Taco Bell of America LLC 5.250%, 06/01/2026 (r)	20,000	21,100
National CineMedia LLC 5.750%, 08/15/2026	170,000	160,224
Penn National Gaming, Inc. 5.625%, 01/15/2027 (r)	95,000	98,800
Rivers Pittsburgh Borrower LP / Rivers Pittsburgh Finance Corp. 6.125%, 08/15/2021 (r)	80,000	79,600
		549,849
	Principal Amount	Value
Household Durables — 0.54%
Weekley Homes LLC / Weekley Finance Corp. 6.000%, 02/01/2023	$210,000	$210,000
Leisure Products — 0.73%
Apex Tool Group LLC 7.000%, 02/01/2021 (r)	81,000	78,368
Silversea Cruise Finance Ltd. 7.250%, 02/01/2025 (r)	105,000	113,662
Vista Outdoor, Inc. 5.875%, 10/01/2023	95,000	91,675
		283,705
Media — 2.83%
Altice Luxembourg SA 7.625%, 02/15/2025 (r)	119,000	114,389
CCO Holdings LLC / CCO Holdings Capital Corp. 5.750%, 02/15/2026 (r)	100,000	104,125
Harland Clarke Holdings Corp. 9.250%, 03/01/2021 (r)	129,000	131,258
8.375%, 08/15/2022 (r)	40,000	41,638
MDC Partners, Inc. 6.500%, 05/01/2024 (r)	122,000	123,220
Multi-Color Corp. 4.875%, 11/01/2025 (r)	95,000	95,594
Salem Media Group, Inc. 6.750%, 06/01/2024 (r)	125,000	125,000
SFR Group SA 6.000%, 05/15/2022 (r)	63,000	63,866
Townsquare Media, Inc. 6.500%, 04/01/2023 (r)	134,000	131,487
VTR Finance BV 6.875%, 01/15/2024 (r)	154,000	162,854
		1,093,431
Multiline Retail — 0.33%
JC Penney Corp., Inc. 5.875%, 07/01/2023 (r)	134,000	126,965
Specialty Retail — 0.83%
PetSmart, Inc. 7.125%, 03/15/2023 (r)	199,000	118,903
5.875%, 06/01/2025 (r)	150,000	115,875
Staples, Inc. 8.500%, 09/15/2025 (r)	92,000	85,330
		320,108
TOTAL CONSUMER DISCRETIONARY		2,802,406

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2017

Hotchkis & Wiley Capital Income Fund (Unaudited)

	Principal Amount	Value
CONSUMER STAPLES — 1.17% Food Products — 0.89%
Pinnacle Operating Corp. 9.000%, 05/15/2023 (i) (r)	$135,499	$127,369
TreeHouse Foods, Inc. 6.000%, 02/15/2024 (r)	125,000	130,625
Wells Enterprises, Inc. 6.750%, 02/01/2020 (r)	85,000	86,700
		344,694
Household Products — 0.28%
Central Garden & Pet Company 6.125%, 11/15/2023	57,000	60,563
FGI Operating Company LLC / FGI Finance, Inc. 7.875%, 05/01/2020 (i)	200,000	45,500
		106,063
TOTAL CONSUMER STAPLES		450,757
ENERGY — 12.23% Energy Equipment & Services — 4.50%
Bellatrix Exploration Ltd. 8.500%, 05/15/2020 (i) (r)	175,000	166,250
Exterran Energy Solutions LP / EES Finance Corp. 8.125%, 05/01/2025 (r)	90,000	96,975
Jonah Energy LLC / Jonah Energy Finance Corp. 7.250%, 10/15/2025 (r)	110,000	110,963
KCA Deutag UK Finance PLC 9.875%, 04/01/2022 (r)	100,000	106,500
McDermott International, Inc. 8.000%, 05/01/2021 (r)	219,000	226,194
PHI, Inc. 5.250%, 03/15/2019	194,000	194,233
SESI LLC 7.750%, 09/15/2024 (r)	145,000	154,425
Shelf Drilling Holdings Ltd. 9.500%, 11/02/2020 (r)	193,996	198,603
Transocean, Inc. 9.000%, 07/15/2023 (r)	169,000	183,365
Ultra Resources, Inc. 7.125%, 04/15/2025 (r)	165,000	165,206
Unit Corp. 6.625%, 05/15/2021	135,000	136,688
		1,739,402
Oil, Gas & Consumable Fuels — 7.73%
American Midstream Partners LP / American Midstream Finance Corp. 8.500%, 12/15/2021 (r)	105,000	108,413
Bill Barrett Corp. 8.750%, 06/15/2025	100,000	111,000
Callon Petroleum Company 6.125%, 10/01/2024	85,000	87,975
	Principal Amount	Value
Calumet Specialty Products Partners LP / Calumet Finance Corp. 6.500%, 04/15/2021	$153,000	$153,000
Cheniere Corpus Christi Holdings LLC 5.875%, 03/31/2025	75,000	81,422
Cheniere Energy Partners LP 5.250%, 10/01/2025 (r)	45,000	45,900
Cobalt International Energy, Inc. 11.750%, 12/01/2021 (d)	334,000	364,059
Comstock Resources, Inc. 10.000% Cash or 12.250% PIK, 03/15/2020 (p)	137,000	141,966
GasLog Ltd. 8.875%, 03/22/2022 (i)	137,000	145,563
Holly Energy Partners LP / Holly Energy Finance Corp. 6.000%, 08/01/2024 (r)	83,000	86,943
Kosmos Energy Ltd. 7.875%, 08/01/2021 (r)	370,000	380,174
Lonestar Resources America, Inc. 8.750%, 04/15/2019 (r)	200,000	210,399
11.250%, 01/01/2023 (e) (r)	105,000	107,888
Murphy Oil Corp. 5.750%, 08/15/2025	165,000	169,125
Niska Gas Storage Ltd. / Niska Gas Storage Canada Finance Corp. 6.500%, 04/01/2019	140,000	142,100
PBF Holding Company LLC / PBF Finance Corp. 7.250%, 06/15/2025	115,000	121,181
PBF Logistics LP / PBF Logistics Finance Corp. 6.875%, 05/15/2023	140,000	144,900
PetroQuest Energy, Inc. 1.000% Cash and 9.000% PIK, 02/15/2021 (i) (p)	123,059	94,140
Sanchez Energy Corp. 6.125%, 01/15/2023	184,000	156,860
Whiting Petroleum Corp. 6.625%, 01/15/2026 (r)	130,000	132,763
		2,985,771
TOTAL ENERGY		4,725,173
FINANCIALS — 1.29% Banks — 1.11%
Park Aerospace Holdings Ltd. 5.500%, 02/15/2024 (r)	128,000	127,360
Popular, Inc. 7.000%, 07/01/2019	137,000	143,165
Societe Generale SA 7.375% (Fixed until 09/12/2021, then 5 Year Swap Rate USD + 6.238%), Perpetual (r)	145,000	157,513
		428,038

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2017

Hotchkis & Wiley Capital Income Fund (Unaudited)

	Principal Amount	Value
Consumer Finance — 0.18%
Credit Acceptance Corp. 6.125%, 02/15/2021	$55,000	$55,825
7.375%, 03/15/2023	15,000	15,788
		71,613
TOTAL FINANCIALS		499,651
HEALTH CARE — 4.25% Health Care Equipment & Supplies — 0.39%
Halyard Health, Inc. 6.250%, 10/15/2022 (c)	144,000	149,760
Health Care Providers & Services — 2.03%
Centene Corp. 6.125%, 02/15/2024	65,000	68,900
CHS / Community Health Systems, Inc. 6.875%, 02/01/2022	226,000	131,080
6.250%, 03/31/2023	150,000	135,750
DaVita, Inc. 5.000%, 05/01/2025	62,000	62,136
DJO Finco, Inc. / DJO Finance LLC / DJO Finance Corp. 8.125%, 06/15/2021 (r)	149,000	140,060
HCA, Inc. 5.000%, 03/15/2024	14,000	14,595
LifePoint Health, Inc. 5.875%, 12/01/2023	90,000	91,238
Tenet Healthcare Corp. 6.750%, 06/15/2023	143,000	139,246
		783,005
Pharmaceuticals — 1.83%
AMAG Pharmaceuticals, Inc. 7.875%, 09/01/2023 (r)	167,000	163,451
Endo Dac / Endo Finance LLC / Endo Finco, Inc. 6.000%, 07/15/2023 (r)	177,000	139,830
Mallinckrodt International Finance SA / Mallinckrodt CB LLC 5.750%, 08/01/2022 (r)	164,000	149,650
Valeant Pharmaceuticals International, Inc. 7.000%, 03/15/2024 (r)	95,000	101,888
6.125%, 04/15/2025 (r)	168,000	154,350
		709,169
TOTAL HEALTH CARE		1,641,934
	Principal Amount	Value
INDUSTRIALS — 5.47% Building Products — 1.35%
Ashton Woods USA LLC / Ashton Woods Finance Co. 6.750%, 08/01/2025 (r)	$155,000	$155,581
Builders FirstSource, Inc. 5.625%, 09/01/2024 (r)	125,000	130,556
FBM Finance, Inc. 8.250%, 08/15/2021 (r)	100,000	106,750
Standard Industries, Inc. 6.000%, 10/15/2025 (r)	119,000	127,628
		520,515
Commercial Services & Supplies — 1.59%
APTIM Corp. 7.750%, 06/15/2025 (r)	135,000	129,600
Herc Rentals, Inc. 7.750%, 06/01/2024 (r)	123,000	135,607
LSC Communications, Inc. 8.750%, 10/15/2023 (r)	130,000	134,062
Matthews International Corp. 5.250%, 12/01/2025 (r)	85,000	86,063
Zachry Holdings, Inc. 7.500%, 02/01/2020 (r)	126,000	128,520
		613,852
Construction & Engineering — 0.47%
AECOM 5.875%, 10/15/2024 (c)	78,000	84,880
Tutor Perini Corp. 6.875%, 05/01/2025 (r)	90,000	96,975
		181,855
Electrical Equipment — 0.36%
General Cable Corp. 5.750%, 10/01/2022	132,000	137,445
Machinery — 0.85%
Cleaver-Brooks, Inc. 7.875%, 03/01/2023 (r)	65,000	66,788
Meritor, Inc. 6.250%, 02/15/2024	124,000	131,130
Navistar International Corp. 6.625%, 11/01/2025 (r)	125,000	130,735
		328,653
Professional Services — 0.37%
Enviva Partners LP / Enviva Partners Finance Corp. 8.500%, 11/01/2021	135,000	144,281
The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2017

Hotchkis & Wiley Capital Income Fund (Unaudited)

	Principal Amount	Value
Trading Companies & Distributors — 0.48%
Beacon Escrow Corp. 4.875%, 11/01/2025 (r)	$50,000	$50,437
Real Alloy Holding, Inc. 10.000%, 01/15/2019 (d) (i) (r)	186,000	134,850
		185,287
TOTAL INDUSTRIALS		2,111,888
INFORMATION TECHNOLOGY — 0.51% Communications Equipment — 0.29%
CommScope Technologies Finance LLC 6.000%, 06/15/2025 (r)	107,000	114,223
Software — 0.22%
Nuance Communications, Inc. 5.625%, 12/15/2026	80,000	83,700
TOTAL INFORMATION TECHNOLOGY		197,923
MATERIALS — 4.07% Chemicals — 2.19%
Alpha 3 BV / Alpha US Bidco, Inc. 6.250%, 02/01/2025 (r)	125,000	128,750
The Chemours Company 7.000%, 05/15/2025	91,000	99,190
Hexion, Inc. 6.625%, 04/15/2020	198,000	178,695
Momentive Performance Materials, Inc. 3.880%, 10/24/2021	100,000	104,750
Platform Specialty Products Corp. 6.500%, 02/01/2022 (r)	64,000	66,240
5.875%, 12/01/2025 (r)	70,000	69,563
Rayonier AM Products, Inc. 5.500%, 06/01/2024 (r)	199,000	199,248
		846,436
Containers & Packaging — 0.24%
Plastipak Holdings, Inc. 6.250%, 10/15/2025 (r)	90,000	92,925
Metals & Mining — 1.64%
Century Aluminum Company 7.500%, 06/01/2021 (r)	140,000	144,200
Grinding Media, Inc. / Moly-Cop AltaSteel Ltd. 7.375%, 12/15/2023 (r)	140,000	150,668
Kaiser Aluminum Corp. 5.875%, 05/15/2024	75,000	79,875
	Principal Amount	Value
New Day Aluminum LLC 4.000% Cash and 6.000% PIK, 10/28/2020 (Acquired 10/28/2016 — 12/29/2017, Cost $13,458) (f) (i) (m) (p) (u)	$63,295	$61,171
4.000% Cash and 6.000% PIK, 10/28/2020 (Acquired 10/28/2016 — 12/29/2017, Cost $5,405) (f) (i) (m) (p) (u)	23,526	23,526
Rain CII Carbon LLC / CII Carbon Corp. 7.250%, 04/01/2025 (r)	160,000	174,600
		634,040
TOTAL MATERIALS		1,573,401
REAL ESTATE — 0.34% Equity Real Estate Investment Trusts — 0.34%
The GEO Group, Inc. 5.875%, 10/15/2024	129,000	133,193
TOTAL REAL ESTATE		133,193
TELECOMMUNICATION SERVICES — 1.09% Diversified Telecommunication Services — 0.61%
Sable International Finance Ltd. 6.875%, 08/01/2022 (r)	84,000	89,250
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC 8.250%, 10/15/2023	151,000	146,092
		235,342
Wireless Telecommunication Services — 0.48%
Telesat Canada / Telesat LLC 8.875%, 11/15/2024 (r)	165,000	185,213
TOTAL TELECOMMUNICATION SERVICES		420,555
UTILITIES — 1.10% Electric Utilities — 0.22%
Itron, Inc. 5.000%, 01/15/2026 (r)	85,000	85,531
Independent Power and Renewable Electricity Producers — 0.88%
Calpine Corp. 5.750%, 01/15/2025	94,000	89,653
Dynegy, Inc. 7.625%, 11/01/2024 (c)	117,000	126,067
NRG Energy, Inc. 7.250%, 05/15/2026	112,000	122,499
		338,219
TOTAL UTILITIES		423,750
Total corporate bonds (Cost $14,734,576)		14,980,631

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2017

Hotchkis & Wiley Capital Income Fund (Unaudited)

TERM LOANS — 1.90%	Principal Amount	Value
CONSUMER DISCRETIONARY — 0.46% Specialty Retail — 0.46%
Office Depot, Inc. 8.448% (1 Month LIBOR USD + 7.000%), 11/08/2022 (b) (e)	$70,000	$70,350
Staples, Inc. 5.488% (2 Month LIBOR USD + 4.000%), 09/12/2024 (b)	110,000	108,061
		178,411
TOTAL CONSUMER DISCRETIONARY		178,411
ENERGY — 0.76% Energy Equipment & Services — 0.49%
Fieldwood Energy LLC 8.693% (3 Month LIBOR USD + 7.000%), 08/31/2020 (b) (p)	80,218	73,099
8.818% (3 Month LIBOR USD + 7.125%), 09/30/2020 (b) (p)	108,296	75,988
8.818% (3 Month LIBOR USD + 7.125%), 09/30/2020 (b) (p)	106,704	37,257
		186,344
Oil, Gas & Consumable Fuels — 0.27%
International Seaways, Inc. 6.850% (1 Month LIBOR USD + 5.500%), 06/22/2022 (b)	104,344	104,735
TOTAL ENERGY		291,079
HEALTH CARE — 0.29% Health Care Providers & Services — 0.29%
Wink Holdco, Inc. 8.240% (3 Month LIBOR USD + 6.750%), 12/01/2025 (b)	110,000	111,375
TOTAL HEALTH CARE		111,375
INDUSTRIALS — 0.09% Trading Companies & Distributors — 0.09%
Real Alloy North America 11.500%, 05/16/2018 (f) (i)	35,129	35,129
TOTAL INDUSTRIALS		35,129
INFORMATION TECHNOLOGY — 0.22% Software — 0.22%
McAfee LLC 6.069% (1 Month LIBOR USD + 4.500%), 09/29/2024 (b) (e)	84,813	84,661
TOTAL INFORMATION TECHNOLOGY		84,661
	Principal Amount		Value
MATERIALS — 0.08% Chemicals — 0.08%
Iracore International Holdings, Inc. 10.250% (1 Month LIBOR USD + 9.000%), 04/13/2021 (Acquired 04/13/2017, Cost $31,585) (b) (f) (i) (m) (u)		$31,585	$31,585
TOTAL MATERIALS			31,585
Total term loans (Cost $807,522)			732,240
Total long-term investments (Cost $35,962,374)			37,970,823
SHORT-TERM INVESTMENTS — 1.43%
Time Deposits — 1.43%
Brown Brothers Harriman & Co., 0.33%, 01/02/2018*	CAD	4,016	3,195
Banco Santander, 0.92%, 01/02/2018*		$551,082	551,082
Total short-term investments (Cost $554,277)			554,277
Total investments — 99.71% (Cost $36,516,651)			38,525,100
Other assets in excess of liabilities — 0.29%			112,595
Net assets — 100.00%			$38,637,695

(a) — Non-income producing security.

(b)   — The coupon rate shown on variable rate securities represents the rate at December 31, 2017.

(c)   — All or a portion of this security is segregated as collateral for bridge loan commitments, credit default swap contracts, delayed delivery securities and/or unfunded loan commitments.

(d) — Issuer is currently in default on its regularly scheduled interest payments.

(e) — Delayed delivery security.

(f) — Security was fair valued under guidelines established by and under the general supervision and responsibility of the Trust's Board of Trustees. The total market value of these securities was $782,187, which represented 2.02% of net assets. See Security Valuation in Note 1 in Notes to the Financial Statements.

(i) — Illiquid security.

(m) — Restricted security. Purchased in a private placement transaction; resale to the public may require registration. The total market value of these securities was $243,312, which represented 0.63% of net assets.

(p) — Payment in-kind (PIK) security.

(r) — Rule 144A of the Securities Act of 1933. Purchased in a private placement transaction; resale to the public may require registration or be limited to qualified institutional buyers. The total market value of these securities was $9,321,227, which represented 24.12% of net assets.

(u) — Value determined using significant unobservable inputs.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2017

Hotchkis & Wiley Capital Income Fund (Unaudited)

(v)   — Security was fair valued as a result of market movements following the close of local trading using a third-party vendor's proprietary fair value pricing model. The total market value of these securities was $125,029, which represented 0.32% of net assets. See Security Valuation in Note 1 in Notes to the Financial Statements.

ADR — American Depositary Receipt

CAD — Canadian Dollar

LIBOR — London Interbank Offered Rate

USD — United States Dollar

* — Invested through a cash management account administered by Brown Brothers Harriman & Co.

Schedule of Credit Default Swap Contracts — December 31, 2017

Hotchkis & Wiley Capital Income Fund (Unaudited)

CREDIT DEFAULT SWAP CONTRACTS — BUY PROTECTION(1)
Reference Entity	Counterparty	Pay Fixed Rate	Maturity Date	Payment Frequency	Notional Amount(2)	Upfront Payments (Receipts)	Value(3)	Unrealized Depreciation
Markit CDX.NA.HY.29	Goldman Sachs International(4)	5.00%	12/20/22	Quarterly	$270,000	$(20,100)	$(22,739)	$(2,639)

(1)  The buyer of protection is obligated to pay the seller a periodic stream of payments over the term of the contract provided no event of default occurs. If a credit event occurs, as defined under the terms of that particular swap agreement, the seller will pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced entity or underlying securities comprising the referenced index.

(2)  The maximum potential payment the Fund could receive as a buyer or pay as a seller of credit protection if a credit event occurs as defined under the terms of the swap agreement.

(3)  The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)  Moody's rating of Goldman Sachs International, the counterparty, as of December 31, 2017 was A3.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2017

Hotchkis & Wiley High Yield Fund (Unaudited)

Largest Issuers	Percent of net assets
Lonestar Resources America, Inc.	1.41%
CCO Holdings LLC / CCO Holdings Capital Corp.	1.40%
Valeant Pharmaceuticals International, Inc.	1.26%
American Zinc Recycling LLC	1.17%
Pinnacle Agriculture Holdings LLC (includes Pinnacle Operating Corp. and Pinnacle Agriculture Enterprises LLC)	1.16%
Staples, Inc.	1.06%
HCA, Inc.	0.99%
Harland Clarke Holdings Corp.	0.98%
Momentive Performance Materials, Inc.	0.97%
Rain CII Carbon LLC / CII Carbon Corp.	0.95%
CORPORATE BONDS — 91.01%	Principal Amount	Value
Advertising — 0.66%
MDC Partners, Inc. 6.500%, 05/01/2024 (r)	$18,125,000	$18,306,250
Auto Parts & Equipment — 1.88%
Adient Global Holdings Ltd. 4.875%, 08/15/2026 (r)	18,579,000	19,182,817
Delphi Technologies PLC 5.000%, 10/01/2025 (r)	13,670,000	13,875,050
Meritor, Inc. 6.250%, 02/15/2024	17,618,000	18,631,035
		51,688,902
Automakers — 0.72%
Navistar International Corp. 6.625%, 11/01/2025 (r)	18,960,000	19,829,885
Banking — 1.32%
Popular, Inc. 7.000%, 07/01/2019	21,336,000	22,296,120
Societe Generale SA 7.375% (Fixed until 09/12/2021, then 5 Year Swap Rate USD + 6.238%), Perpetual (r)	12,954,000	14,071,930
		36,368,050
Building & Construction — 3.18%
Ashton Woods USA LLC / Ashton Woods Finance Co. 6.750%, 08/01/2025 (r)	23,295,000	23,382,356
Tutor Perini Corp. 6.875%, 05/01/2025 (r)	13,957,000	15,038,668
Weekley Homes LLC / Weekley Finance Corp. 6.000%, 02/01/2023	25,699,000	25,699,000
Zachry Holdings, Inc. 7.500%, 02/01/2020 (r)	22,935,000	23,393,700
		87,513,724
	Principal Amount	Value
Building Materials — 4.16%
Beacon Escrow Corp. 4.875%, 11/01/2025 (r)	$14,140,000	$14,263,725
Builders FirstSource, Inc. 5.625%, 09/01/2024 (r)	19,509,000	20,376,175
FBM Finance, Inc. 8.250%, 08/15/2021 (r)	17,294,000	18,461,345
RSI Home Products, Inc. 6.500%, 03/15/2023 (r)	19,840,000	20,881,600
Standard Industries, Inc. 6.000%, 10/15/2025 (r)	19,405,000	20,811,862
WESCO Distribution, Inc. 5.375%, 06/15/2024	19,169,000	19,791,993
		114,586,700
Cable & Satellite TV — 4.59%
Altice Luxembourg SA 7.625%, 02/15/2025 (r)	19,901,000	19,129,836
Cable One, Inc. 5.750%, 06/15/2022 (r)	14,581,000	15,091,335
CCO Holdings LLC / CCO Holdings Capital Corp. 5.375%, 05/01/2025 (r)	10,528,000	10,873,529
5.750%, 02/15/2026 (r)	26,648,000	27,747,230
SFR Group SA 6.000%, 05/15/2022 (r)	12,686,000	12,860,433
Virgin Media Finance PLC 6.375%, 04/15/2023 (r)	12,690,000	13,150,012
Virgin Media Secured Finance PLC 5.250%, 01/15/2026 (r)	6,730,000	6,822,538
VTR Finance BV 6.875%, 01/15/2024 (r)	19,670,000	20,801,025
		126,475,938

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2017

Hotchkis & Wiley High Yield Fund (Unaudited)

	Principal Amount	Value
Chemicals — 4.04%
Alpha 3 BV / Alpha US Bidco, Inc. 6.250%, 02/01/2025 (r)	$20,093,000	$20,695,790
The Chemours Company 7.000%, 05/15/2025 (c)	15,517,000	16,913,530
Hexion, Inc. 6.625%, 04/15/2020 (c)	25,308,000	22,840,470
Momentive Performance Materials, Inc. 3.880%, 10/24/2021 (c)	25,439,000	26,647,352
Momentive Performance Materials, Inc. — Escrow 8.875%, 10/15/2020 (a) (f) (i) (u)	24,222,000	0
Platform Specialty Products Corp. 6.500%, 02/01/2022 (r)	12,768,000	13,214,880
5.875%, 12/01/2025 (r)	11,060,000	10,990,875
		111,302,897
Consumer/Commercial/Lease Financing — 1.97%
Credit Acceptance Corp. 6.125%, 02/15/2021	17,233,000	17,491,495
7.375%, 03/15/2023	2,130,000	2,241,825
DAE Funding LLC 5.000%, 08/01/2024 (r)	14,710,000	14,562,900
Park Aerospace Holdings Ltd. 5.500%, 02/15/2024 (r)	20,170,000	20,069,150
		54,365,370
Department Stores — 0.72%
JC Penney Corp., Inc. 5.875%, 07/01/2023 (r)	21,049,000	19,943,928
Diversified Capital Goods — 2.17%
Apex Tool Group LLC 7.000%, 02/01/2021 (r)	11,794,000	11,410,695
EnPro Industries, Inc. 5.875%, 09/15/2022	13,542,000	14,168,317
General Cable Corp. 5.750%, 10/01/2022	19,340,000	20,137,775
Matthews International Corp. 5.250%, 12/01/2025 (r)	13,760,000	13,932,000
		59,648,787
Electric — Distribution/Transmission — 0.50%
Itron, Inc. 5.000%, 01/15/2026 (r)	13,805,000	13,891,281
Electric — Generation — 1.81%
Calpine Corp. 5.750%, 01/15/2025 (c)	13,961,000	13,315,304
Dynegy, Inc. 7.625%, 11/01/2024 (c)	17,710,000	19,082,525
NRG Energy, Inc. 7.250%, 05/15/2026	16,053,000	17,557,808
		49,955,637
	Principal Amount	Value
Electronics — 0.55%
Sensata Technologies BV 5.625%, 11/01/2024 (r)	$13,722,000	$15,128,505
Energy — Exploration & Production — 10.29%
Bellatrix Exploration Ltd. 8.500%, 05/15/2020 (i) (r)	20,881,000	19,836,950
Bill Barrett Corp. 8.750%, 06/15/2025	14,450,000	16,039,500
Callon Petroleum Company 6.125%, 10/01/2024	14,587,000	15,097,545
Cobalt International Energy, Inc. 11.750%, 12/01/2021 (d)	21,815,000	23,778,350
Comstock Resources, Inc. 10.000% Cash or 12.250% PIK, 03/15/2020 (p)	21,316,000	22,088,705
Kosmos Energy Ltd. 7.875%, 08/01/2021 (r)	24,056,000	24,717,540
Lonestar Resources America, Inc. 8.750%, 04/15/2019 (r)	20,098,000	21,143,096
11.250%, 01/01/2023 (e) (r)	17,225,000	17,698,687
Murphy Oil Corp. 5.750%, 08/15/2025	19,960,000	20,459,000
PetroQuest Energy, Inc. 1.000% Cash and 9.000% PIK, 02/15/2021 (i) (p)	21,782,375	16,663,517
Sanchez Energy Corp. 6.125%, 01/15/2023 (c)	26,947,000	22,972,318
Ultra Resources, Inc. 7.125%, 04/15/2025 (r)	17,620,000	17,642,025
Unit Corp. 6.625%, 05/15/2021	23,292,000	23,583,150
Whiting Petroleum Corp. 6.625%, 01/15/2026 (r)	21,080,000	21,527,950
		283,248,333
Food — Wholesale — 2.87%
Pinnacle Operating Corp. 9.000%, 05/15/2023 (i) (r)	21,872,134	20,559,806
Shearer's Foods LLC / Chip Finance Corp. 9.000%, 11/01/2019 (r)	16,873,000	17,231,551
TreeHouse Foods, Inc. 6.000%, 02/15/2024 (r)	19,465,000	20,340,925
Wells Enterprises, Inc. 6.750%, 02/01/2020 (r)	20,453,000	20,862,060
		78,994,342

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2017

Hotchkis & Wiley High Yield Fund (Unaudited)

	Principal Amount	Value
Forestry/Paper — 2.86%
Boise Cascade Company 5.625%, 09/01/2024 (r)	$14,918,000	$15,813,080
Enviva Partners LP / Enviva Partners Finance Corp. 8.500%, 11/01/2021	19,707,000	21,061,856
Neenah Paper, Inc. 5.250%, 05/15/2021 (i) (r)	16,563,000	16,977,075
Rayonier AM Products, Inc. 5.500%, 06/01/2024 (r)	24,877,000	24,908,096
		78,760,107
Gaming — 1.20%
Jacobs Entertainment, Inc. 7.875%, 02/01/2024 (r)	5,613,000	6,019,943
Penn National Gaming, Inc. 5.625%, 01/15/2027 (r)	14,912,000	15,508,480
Rivers Pittsburgh Borrower LP / Rivers Pittsburgh Finance Corp. 6.125%, 08/15/2021 (r)	11,698,000	11,639,510
		33,167,933
Gas Distribution — 3.80%
American Midstream Partners LP / American Midstream Finance Corp. 8.500%, 12/15/2021 (r)	17,831,000	18,410,507
Cheniere Corpus Christi Holdings LLC 5.875%, 03/31/2025	16,763,000	18,198,332
Cheniere Energy Partners LP 5.250%, 10/01/2025 (r)	6,925,000	7,063,500
Holly Energy Partners LP / Holly Energy Finance Corp. 6.000%, 08/01/2024 (r)	20,296,000	21,260,060
Niska Gas Storage Ltd. / Niska Gas Storage Canada Finance Corp. 6.500%, 04/01/2019	18,945,000	19,229,175
PBF Logistics LP / PBF Logistics Finance Corp. 6.875%, 05/15/2023	19,784,000	20,476,440
		104,638,014
Health Facilities — 3.29%
CHS / Community Health Systems, Inc. 6.875%, 02/01/2022	20,132,000	11,676,560
6.250%, 03/31/2023	15,532,000	14,056,460
HCA, Inc. 5.000%, 03/15/2024 (c)	7,817,000	8,149,223
5.375%, 02/01/2025 (c)	18,330,000	19,017,375
LifePoint Health, Inc. 5.875%, 12/01/2023	15,732,000	15,948,315
Tenet Healthcare Corp. 6.750%, 06/15/2023 (c)	22,196,000	21,613,355
		90,461,288
	Principal Amount	Value
Health Services — 0.38%
DaVita, Inc. 5.000%, 05/01/2025	$10,335,000	$10,357,737
Machinery — 0.85%
Cleaver-Brooks, Inc. 7.875%, 03/01/2023 (r)	10,000,000	10,275,000
Welbilt, Inc. 9.500%, 02/15/2024	11,393,000	13,030,744
		23,305,744
Managed Care — 0.48%
Centene Corp. 6.125%, 02/15/2024 (c)	12,602,000	13,358,120
Media — Diversified — 0.77%
National CineMedia LLC 5.750%, 08/15/2026	22,393,000	21,105,403
Media Content — 1.44%
Salem Media Group, Inc. 6.750%, 06/01/2024 (r)	19,730,000	19,730,000
Townsquare Media, Inc. 6.500%, 04/01/2023 (r)	20,309,000	19,928,206
		39,658,206
Medical Products — 2.12%
DJO Finco, Inc. / DJO Finance LLC / DJO Finance Corp. 8.125%, 06/15/2021 (r)	16,068,000	15,103,920
Halyard Health, Inc. 6.250%, 10/15/2022	22,752,000	23,662,080
Hill-Rom Holdings, Inc. 5.750%, 09/01/2023 (r)	18,525,000	19,474,406
		58,240,406
Metals/Mining Excluding Steel — 3.23%
Century Aluminum Company 7.500%, 06/01/2021 (r)	20,937,000	21,565,110
Grinding Media, Inc. / Moly-Cop AltaSteele Ltd. 7.375%, 12/15/2023 (r)	13,220,000	14,227,364
Kaiser Aluminum Corp. 5.875%, 05/15/2024	12,163,000	12,953,595
New Day Aluminum LLC 4.000% Cash and 6.000% PIK, 10/28/2020 (Acquired 10/28/2016 — 12/29/2017, Cost $96,239) (f) (i) (m) (p) (u)	363,719	363,718
4.000% Cash and 6.000% PIK, 10/28/2020 (Acquired 10/28/2016 — 12/29/2017, Cost $236,675) (f) (i) (m) (p) (u)	978,556	945,726
Rain CII Carbon LLC / CII Carbon Corp. 7.250%, 04/01/2025 (r)	24,018,000	26,209,643
Real Alloy Holding, Inc. 10.000%, 01/15/2019 (d) (i) (r)	17,383,000	12,602,675
		88,867,831

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2017

Hotchkis & Wiley High Yield Fund (Unaudited)

	Principal Amount	Value
Oil Field Equipment & Services — 5.21%
Exterran Energy Solutions LP / EES Finance Corp. 8.125%, 05/01/2025 (r)	$13,751,000	$14,816,703
KCA Deutag UK Finance PLC 9.875%, 04/01/2022 (r)	15,977,000	17,015,505
McDermott International, Inc. 8.000%, 05/01/2021 (e) (r)	23,648,000	24,424,837
PHI, Inc. 5.250%, 03/15/2019	22,356,000	22,382,827
SESI LLC 7.750%, 09/15/2024 (r)	20,464,000	21,794,160
Shelf Drilling Holdings Ltd. 9.500%, 11/02/2020 (r)	20,950,166	21,447,732
Transocean, Inc. 9.000%, 07/15/2023 (r)	19,773,000	21,453,705
		143,335,469
Oil Refining & Marketing — 1.78%
Calumet Specialty Products Partners LP / Calumet Finance Corp. 6.500%, 04/15/2021	17,394,000	17,394,000
Jonah Energy LLC / Jonah Energy Finance Corp. 7.250%, 10/15/2025 (r)	16,660,000	16,805,775
PBF Holding Company LLC / PBF Finance Corp. 7.250%, 06/15/2025	14,030,000	14,784,113
		48,983,888
Packaging — 0.94%
Plastipak Holdings, Inc. 6.250%, 10/15/2025 (r)	13,750,000	14,196,875
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC 5.125%, 07/15/2023 (r)	11,360,000	11,771,800
		25,968,675
Personal & Household Products — 1.08%
Central Garden & Pet Company 6.125%, 11/15/2023	10,600,000	11,262,500
FGI Operating Company LLC / FGI Finance, Inc. 7.875%, 05/01/2020 (i)	16,636,000	3,784,690
Vista Outdoor, Inc. 5.875%, 10/01/2023	15,122,000	14,592,730
		29,639,920
	Principal Amount	Value
Pharmaceuticals — 3.62%
AMAG Pharmaceuticals, Inc. 7.875%, 09/01/2023 (r)	$24,095,000	$23,582,981
Endo Dac / Endo Finance LLC / Endo Finco, Inc. 6.000%, 07/15/2023 (r)	24,350,000	19,236,500
Mallinckrodt International Finance SA / Mallinckrodt CB LLC 5.750%, 08/01/2022 (r)	24,481,000	22,338,913
Valeant Pharmaceuticals International, Inc. 7.000%, 03/15/2024 (r)	14,235,000	15,267,037
6.125%, 04/15/2025 (r)	21,057,000	19,346,119
		99,771,550
Printing & Publishing — 2.25%
Harland Clarke Holdings Corp. 9.250%, 03/01/2021 (r)	19,825,000	20,171,937
8.375%, 08/15/2022 (r)	6,470,000	6,734,947
LSC Communications, Inc. 8.750%, 10/15/2023 (r)	19,349,000	19,953,656
Multi-Color Corp. 4.875%, 11/01/2025 (r)	14,960,000	15,053,500
		61,914,040
Recreation & Travel — 1.26%
Interval Acquisition Corp. 5.625%, 04/15/2023	15,833,000	16,466,320
Silversea Cruise Finance Ltd. 7.250%, 02/01/2025 (r)	16,793,000	18,178,423
		34,644,743
Restaurants — 0.23%
KFC Holding Company / Pizza Hut Holdings LLC / Taco Bell of America LLC 5.250%, 06/01/2026 (r)	5,884,000	6,207,620
Software/Services — 2.36%
First Data Corp. 7.000%, 12/01/2023 (r)	12,236,000	12,970,160
j2 Cloud Services LLC / j2 Global Co-Obligor, Inc. 6.000%, 07/15/2025 (r)	4,975,000	5,261,062
Nuance Communications, Inc. 5.625%, 12/15/2026	13,382,000	14,000,918
PTC, Inc. 6.000%, 05/15/2024	11,132,000	11,827,750
VeriSign, Inc. 5.250%, 04/01/2025	19,035,000	20,819,531
		64,879,421
Specialty Retail — 1.43%
Murphy Oil USA, Inc. 5.625%, 05/01/2027	16,041,000	16,906,412
PetSmart, Inc. 7.125%, 03/15/2023 (r)	14,875,000	8,887,812
5.875%, 06/01/2025 (r)	17,375,000	13,422,188
		39,216,412

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2017

Hotchkis & Wiley High Yield Fund (Unaudited)

	Principal Amount	Value
Support — Services — 4.57%
AECOM 5.875%, 10/15/2024 (c)	$16,949,000	$18,443,902
APTIM Corp. 7.750%, 06/15/2025 (r)	19,785,000	18,993,600
Ashtead Capital, Inc. 5.625%, 10/01/2024 (r)	12,089,000	12,874,785
The GEO Group, Inc. 5.875%, 10/15/2024	20,092,000	20,744,990
Herc Rentals, Inc. 7.750%, 06/01/2024 (r)	19,681,000	21,698,302
Sotheby's 5.250%, 10/01/2022 (r)	19,469,000	20,082,274
Staples, Inc. 8.500%, 09/15/2025 (r)	14,071,000	13,050,852
		125,888,705
Technology Hardware & Equipment — 1.13%
CDW LLC / CDW Finance Corp. 5.500%, 12/01/2024	12,467,000	13,620,197
CommScope Technologies Finance LLC 6.000%, 06/15/2025 (r)	16,425,000	17,533,688
		31,153,885
Telecom — Wireless — 0.74%
Telesat Canada / Telesat LLC 8.875%, 11/15/2024 (r)	18,262,000	20,499,095
Telecom — Wireline Integrated & Services — 1.28%
Sable International Finance Ltd. 6.875%, 08/01/2022 (r)	13,102,000	13,920,875
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC 8.250%, 10/15/2023	21,928,000	21,215,340
		35,136,215
Transport Infrastructure/Services — 1.28%
GasLog Ltd. 8.875%, 03/22/2022 (i)	18,855,000	20,033,438
XPO Logistics, Inc. 6.500%, 06/15/2022 (r)	14,631,000	15,325,972
		35,359,410
Total corporate bonds (Cost $2,458,640,586)		2,505,768,366
TERM LOANS — 3.20%
Energy — Exploration & Production — 0.59%
Fieldwood Energy LLC 8.693% (3 Month LIBOR USD + 7.000%), 08/31/2020 (b) (p)	7,248,658	6,605,340
8.818% (3 Month LIBOR USD + 7.125%), 09/30/2020 (b) (p)	9,785,808	6,866,408
8.818% (3 Month LIBOR USD + 7.125%), 09/30/2020 (b) (p)	8,119,192	2,834,937
		16,306,685
	Principal Amount	Value
Metals/Mining Excluding Steel — 0.12%
Real Alloy North America 11.500%, 05/16/2018 (f) (i)	$3,283,032	$3,283,032
Managed Care — 0.30%
Wink Holdco, Inc. 4.490% (1 Month LIBOR USD + 3.000%), 12/01/2024 (b) (e)	8,250,000	8,306,760
Oil Field Equipment & Services — 0.09%
Iracore International Holdings, Inc. 10.250% (1 Month LIBOR USD + 9.000%), 04/13/2021 (Acquired 04/13/2017, Cost $2,590,943) (b) (f) (i) (m) (u)	2,590,943	2,590,943
Software/Services — 0.51%
McAfee LLC 6.069% (1 Month LIBOR USD + 4.500%), 09/29/2024 (b) (e)	13,982,750	13,957,791
Specialty Retail — 1.04%
Office Depot, Inc. 8.448% (1 Month LIBOR USD + 7.000%), 11/08/2022 (b) (e)	12,430,000	12,492,150
Staples, Inc. 5.488% (2 Month LIBOR USD + 4.000%), 09/12/2024 (b)	16,330,000	16,042,184
		28,534,334
Transportation Excluding Air/Rail — 0.55%
International Seaways, Inc. 6.850% (1 Month LIBOR USD + 5.500%), 06/22/2022 (b)	14,931,094	14,987,085
Total term loans (Cost $93,872,389)		87,966,630
PREFERRED STOCKS — 1.25%	Shares Held
Banking — 0.84%
Royal Bank of Scotland Group PLC — Series S, 6.600%	906,737	23,076,457
Food — Wholesale — 0.41%
Pinnacle Agriculture Enterprises LLC (Acquired 03/10/2017, Cost $11,192,395) (a) (f) (i) (m) (u)	15,232,907	11,272,351
Total preferred stocks (Cost $31,929,733)		34,348,808
COMMON STOCKS — 1.94%
Automakers — 0.00%
General Motors Company — Escrow (a) (f) (i) (u)	352,400	0

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2017

Hotchkis & Wiley High Yield Fund (Unaudited)

	Shares Held	Value
Energy — Exploration & Production — 0.11%
Energy XXI Gulf Coast, Inc. (a)	406,652	$2,334,182
PetroQuest Energy, Inc. (a)	326,248	616,609
Warren Resources, Inc. (a) (f) (i) (u)	116,226	160,741
		3,111,532
Metals/Mining Excluding Steel — 1.23%
American Zinc Recycling LLC (a) (f) (i) (o) (u)	76,444	32,187,511
CB Noranda Aluminum Acquisition Corp. — Escrow (a) (f) (i) (u)	18,476,000	0
GHW Holdco LLC (Acquired 10/28/2016 — 10/23/2017, Cost $541,999) (a) (f) (i) (m) (o) (u)	27	1,634,311
		33,821,822
Oil Field Equipment & Services — 0.17%
Forbes Energy Services Ltd. (a) (i)	7,543	74,676
Iracore Investments Holdings, Inc. — Class A (Acquired 04/13/2017, Cost $4,696,250) (a) (f) (i) (m) (o) (u)	22,092	4,696,317
		4,770,993
Specialty Retail — 0.43%
Quiksilver, Inc. (a) (f) (i) (u)	582,983	11,682,979
Quiksilver, Inc. — Escrow (a) (f) (i) (u)	4,886,000	0
		11,682,979
Total common stocks (Cost $81,323,647)		53,387,326
WARRANTS — 0.00%
Energy — Exploration & Production — 0.00%
Lonestar Resources America, Inc. (a) (f) (i) Expiration: December 2021, Exercise Price $5.00	180,000	0
Total warrants (Cost $763,200)		0
Total long-term investments (Cost $2,666,529,555)		2,681,471,130
SHORT-TERM INVESTMENTS — 3.54%	Principal Amount	Value
Time Deposits — 3.54%
Brown Brothers Harriman & Co., 0.92%, 01/02/2018*	$97,534,572	$97,534,572
Total short-term investments (Cost $97,534,572)		97,534,572
Total investments — 100.94% (Cost $2,764,064,127)		2,779,005,702
Liabilities in excess of other assets — (0.94)%		(25,914,524)
Net assets — 100.00%		$2,753,091,178

(a) — Non-income producing security.

(b)   — The coupon rate shown on variable rate securities represents the rate at December 31, 2017.

(c) — All or a portion of this security is segregated as collateral for bridge loan commitments, credit default swap contracts, delayed delivery securities and/or unfunded loan commitments.

(d)   — Issuer is currently in default on its regularly scheduled interest payments.

(e) — Delayed delivery security.

(f)   — Security was fair valued under guidelines established by and under the general supervision and responsibility of the Trust's Board of Trustees. The total market value of these securities was $68,817,629, which represented 2.50% of net assets. See Security Valuation in Note 1 in Notes to the Financial Statements.

(i) — Illiquid security.

(m)   — Restricted security. Purchased in a private placement transaction; resale to the public may require registration. The total market value of these securities was $21,503,366, which represented 0.78% of net assets.

(o) — Affiliated issuer. See Note 6 in Notes to the Financial Statements.

(p) — Payment in-kind (PIK) security.

(r)   — Rule 144A security of the Securities Act of 1933. Purchased in a private placement transaction; resale to the public may require registration or be limited to qualified institutional buyers. The total market value of these securities was $1,564,787,860, which represented 56.84% of net assets.

(u) — Value determined using significant unobservable inputs.

LIBOR — London Interbank Offered Rate

USD — United States Dollar

* — Invested through a cash management account administered by Brown Brothers Harriman & Co.

The accompanying notes are an integral part of these financial statements.

Schedule of Credit Default Swap Contracts — December 31, 2017

Hotchkis & Wiley High Yield Fund (Unaudited)

CREDIT DEFAULT SWAP CONTRACTS — BUY PROTECTION(1)
Reference Entity	Counterparty	Pay Fixed Rate	Maturity Date	Payment Frequency	Notional Amount(2)	Upfront Payments (Receipts)	Value(3)	Unrealized Depreciation
Markit CDX.NA.HY.29	Goldman Sachs International(4)	5.00%	12/20/2022	Quarterly	$48,600,000	$(3,617,438)	$(4,092,930)	$(475,492)

(1)  The buyer of protection is obligated to pay the seller a periodic stream of payments over the term of the contract provided no event of default occurs. If a credit event occurs, as defined under the terms of that particular swap agreement, the seller will pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced entity or underlying securities comprising the referenced index.

(2)  The maximum potential payment the Fund could receive as a buyer or pay as a seller of credit protection if a credit event occurs as defined under the terms of the swap agreement.

(3)  The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)  Moody's rating of Goldman Sachs International, the counterparty, as of December 31, 2017 was A3.

The accompanying notes are an integral part of these financial statements.

Statements of Assets & Liabilities

DECEMBER 31, 2017 (UNAUDITED)

	Diversified Value Fund	Large Cap Value Fund	Mid-Cap Value Fund	Small Cap Value Fund	Small Cap Diversified Value Fund
Assets:
Long-term investments, at value*
Unaffiliated issuers	$115,659,301	$383,462,556	$1,845,516,336	$777,882,588	$25,857,792
Affiliated issuers	—	—	52,195,917	5,602,559	—
Collateral for securities on loan*	2,621,252	7,279,210	46,161,980	16,117,517	—
Short-term investments*	463,160	7,342,331	37,595,500	7,916,483	669,148
Dividends and interest receivable	180,022	657,057	2,853,871	948,565	24,220
Receivable for investments sold	—	—	—	2,227,949	—
Receivable for Fund shares sold	2,096	326,667	2,283,271	542,989	22,501
Other assets	27,337	30,915	105,896	41,827	23,290
Total assets	$118,953,168	$399,098,736	$1,986,712,771	$811,280,477	$26,596,951
Liabilities:
Collateral upon return of securities on loan	$2,621,252	$7,279,210	$46,161,980	$16,117,517	$—
Payable for investments purchased	—	38,797	1,561,912	631,748	—
Payable for Fund shares repurchased	61,985	594,549	14,458,631	270,474	—
Payable to Advisor	64,161	246,714	1,224,715	505,625	4,022
Payable to Trustees	76	244	2,345	428	—
Accrued distribution and service fees	52,889	221,428	333,813	113,693	1,244
Accrued expenses and other liabilities	91,700	227,435	1,163,266	391,357	41,733
Total liabilities	2,892,063	8,608,377	64,906,662	18,030,842	46,999
Commitments and contingencies (Note 8)
Net assets	$116,061,105	$390,490,359	$1,921,806,109	$793,249,635	$26,549,952
Net Assets consist of:
Paid-in capital	$397,412,986	$824,386,545	$1,899,200,716	$701,993,325	$24,119,692
Undistributed net investment income (loss)	470,309	1,717,022	(3,846,378)	317,889	(8,661)
Undistributed net realized gain (loss)	(273,953,809)	(425,339,598)	(124,064,060)	6,045,795	84,885
Net unrealized appreciation (depreciation) of: Unaffiliated issuers and foreign currency transactions	(7,868,381)	(10,273,610)	226,641,319	120,691,530	2,354,036
Affiliated issuers	—	—	(76,125,488)	(35,798,904)	—
Net assets	$116,061,105	$390,490,359	$1,921,806,109	$793,249,635	$26,549,952
Calculation of Net Asset Value Per Share and Public Offering Price Per Share — Class I
Net assets	$71,163,476	$223,919,525	$1,620,052,035	$698,390,212	$25,116,164
Shares outstanding (unlimited shares $0.001 par value authorized)	3,776,868	6,661,751	43,104,580	11,565,135	2,191,247
Net asset value per share	$18.84	$33.61	$37.58	$60.39	$11.46
Calculation of Net Asset Value Per Share — Class A
Net assets	$42,007,724	$139,437,390	$245,432,346	$79,503,350	$1,433,788
Shares outstanding (unlimited shares $0.001 par value authorized)	2,221,070	4,169,600	6,630,582	1,323,242	125,591
Net asset value per share	$18.91	$33.44	$37.02	$60.08	$11.42
Public Offering Price Per Share — Class A
(Net asset value per share divided by 0.9475)	$19.96	$35.29	$39.07	$63.41	$12.05
Calculation of Net Asset Value Per Share and Public Offering Price Per Share — Class C
Net assets	$2,889,905	$16,708,894	$45,315,348	$15,356,073
Shares outstanding (unlimited shares $0.001 par value authorized)	153,992	508,146	1,403,058	307,049
Net asset value per share	$18.77	$32.88	$32.30	$50.01
Calculation of Net Asset Value Per Share and Public Offering Price Per Share — Class R
Net assets		$10,424,550	$11,006,380
Shares outstanding (unlimited shares $0.001 par value authorized)		309,465	297,038
Net asset value per share		$33.69	$37.05
*Cost of long-term investments
Unaffiliated issuers	$123,527,682	$393,736,166	$1,618,883,682	$657,191,466	$23,503,756
Affiliated issuers	—	—	128,321,405	41,401,463	—
*Cost of collateral for securities on loan	2,621,252	7,279,210	46,161,980	16,117,517	—
*Cost of short-term investments	463,160	7,342,331	37,595,493	7,916,477	669,148

The accompanying notes are an integral part of these financial statements.

Statements of Assets & Liabilities

DECEMBER 31, 2017 (UNAUDITED)

	Global Value Fund	International Value Fund	Value Opportunities Fund	Capital Income Fund	High Yield Fund
Assets:
Long-term investments, at value*
Unaffiliated issuers	$8,699,878	$2,528,724	$589,697,341	$37,970,823	$2,642,952,991
Affiliated issuers	—	—	9,343,429	—	38,518,139
Collateral for securities on loan*	—	—	34,146,705	—	—
Short-term investments*	107,332	96,526	3,500,176	554,277	97,534,572
Cash denominated in foreign currencies#	—	449	—	—	—
Cash collateral for futures	—	—	644,776	—	—
Dividends and interest receivable	21,040	8,035	1,317,412	315,302	42,306,480
Receivable for investments sold	—	—	7,726,381	10,150	1,943,725
Receivable from broker for credit default swap contracts	—	—	—	36,863	5,445,181
Receivable for Fund shares sold	1,405	—	4,143,265	9,684	4,595,429
Receivable from Advisor	7,527	9,589	—	—	—
Other assets	20,650	2,237	55,802	9,906	165,456
Total assets	$8,857,832	$2,645,560	$650,575,287	$38,907,005	$2,833,461,973
Liabilities:
Collateral upon return of securities on loan	$—	$—	$34,146,705	$—	$—
Premiums received for credit default swap contracts	—	—	—	20,100	3,617,438
Unrealized depreciation on credit default swap contracts	—	—	—	2,639	475,492
Payable for investments purchased	4,692	905	7,809,532	142,102	30,508,568
Payable for variation margin	—	—	151,550	—	—
Payable for Fund shares repurchased	—	—	358,594	15,677	40,803,911
Payable to Advisor	—	—	379,034	6,560	1,213,668
Payable to Trustees	—	—	144	33	1,379
Accrued distribution and service fees	1,000	—	199,885	9,547	295,883
Distributions payable to shareholders	—	—	—	26,047	2,807,405
Cash overdraft	—	—	194	—	—
Accrued expenses and other liabilities	42,121	41,532	190,516	46,605	647,051
Total liabilities	47,813	42,437	43,236,154	269,310	80,370,795
Commitments and contingencies (Note 8)
Net assets	$8,810,019	$2,603,123	$607,339,133	$38,637,695	$2,753,091,178
Net Assets consist of:
Paid-in capital	$7,696,236	$2,226,306	$539,497,475	$38,327,770	$2,842,429,883
Undistributed net investment loss	(12,655)	(7,121)	(2,320,894)	(123,392)	(288,619)
Undistributed net realized gain (loss)	(81,890)	9,431	12,882,527	(1,572,520)	(103,516,169)
Net unrealized appreciation (depreciation) of: Unaffiliated issuers and foreign currency transactions	1,208,328	374,507	55,858,389	2,008,476	17,420,225
Affiliated issuers	—	—	1,638,180	—	(2,478,650)
Credit default swap contracts	—	—	—	(2,639)	(475,492)
Futures contracts	—	—	(216,544)	—	—
Net assets	$8,810,019	$2,603,123	$607,339,133	$38,637,695	$2,753,091,178
Calculation of Net Asset Value Per Share and Public Offering Price Per Share — Class I
Net assets	$8,308,821	$2,603,123	$417,013,020	$20,209,339	$2,260,654,430
Shares outstanding (unlimited shares $0.001 par value authorized)	634,036	218,248	14,172,808	1,591,667	184,542,056
Net asset value per share	$13.10	$11.93	$29.42	$12.70	$12.25
Calculation of Net Asset Value Per Share — Class A
Net assets	$501,198		$136,204,800	$18,428,356	$488,767,935
Shares outstanding (unlimited shares $0.001 par value authorized)	38,276		4,620,243	1,395,099	40,155,661
Net asset value per share	$13.09		$29.48	$13.21	$12.17
Public Offering Price Per Share — Class A
(Net asset value per share divided by 0.9475)	$13.82		$31.11
(Net asset value per share divided by 0.9525)				$13.87
(Net asset value per share divided by 0.9625)					$12.64
Calculation of Net Asset Value Per Share and Public Offering Price Per Share — Class C
Net assets			$54,121,313		$3,668,813
Shares outstanding (unlimited shares $0.001 par value authorized)			1,970,336		299,532
Net asset value per share			$27.47		$12.25
*Cost of long-term investments
Unaffiliated issuers	$7,491,803	$2,154,448	$533,846,503	$35,962,374	$2,625,532,766
Affiliated issuers	—	—	7,705,249	—	40,996,789
*Cost of collateral for securities on loan	—	—	34,146,705	—	—
*Cost of short-term investments	107,332	96,526	3,500,174	554,277	97,534,572
#Cost of cash denominated in foreign currencies	$—	$449	$—	$—	$—

The accompanying notes are an integral part of these financial statements.

Statements of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2017 (UNAUDITED)

	Diversified Value Fund	Large Cap Value Fund	Mid-Cap Value Fund	Small Cap Value Fund	Small Cap Diversified Value Fund
Investment income:
Dividends*
Unaffiliated issuers	$1,070,643	$4,106,775	$11,448,406	$5,622,613	$170,466
Interest	3,798	14,553	88,136	32,336	1,541
Securities on loan, net	1,921	7,772	838,007	400,806	—
Total income	1,076,362	4,129,100	12,374,549	6,055,755	172,007
Expenses:
Advisory fees	426,436	1,568,352	7,254,833	2,945,644	72,404
Professional fees and expenses	16,693	23,842	58,550	29,866	13,549
Custodian fees and expenses	4,843	8,232	43,653	16,394	2,229
Transfer agent fees and expenses	83,218	349,942	2,026,735	766,815	11,912
Accounting fees and expenses	10,203	26,822	112,182	47,991	28,468
Administration fees and expenses	18,068	64,877	298,596	121,548	17,669
Trustees' fees and expenses	4,676	18,137	83,007	32,204	833
Reports to shareholders	10,639	20,061	105,227	53,818	1,094
Registration fees	24,988	37,081	38,590	31,662	16,628
Distribution and service fees — Class A	51,841	169,053	326,442	105,511	1,141
Distribution and service fees — Class C	14,060	82,499	235,866	79,467	—
Distribution and service fees — Class R	—	27,316	26,827	—	—
Other expenses	6,042	15,863	60,419	24,369	2,350
Total expenses	671,707	2,412,077	10,670,927	4,255,289	168,277
Fee waiver/expense reimbursement by Advisor (Note 2)	(65,654)	—	—	—	(66,884)
Net expenses	606,053	2,412,077	10,670,927	4,255,289	101,393
Net investment income	470,309	1,717,023	1,703,622	1,800,466	70,614
Realized and Unrealized Gains (Losses):
Net realized gains (losses) from:
Sales of unaffiliated issuers	(4,645,827)	17,804,083	(101,984,744)	36,941,849	2,287,278
Sales of affiliated issuers	—	—	(386,022)	—	—
Foreign currency transactions	—	—	25,315	(6,593)	23
Net realized gains (losses)	(4,645,827)	17,804,083	(102,345,451)	36,935,256	2,287,301
Net change in unrealized appreciation (depreciation) of: Securities of unaffiliated issuers and foreign currency transactions	15,070,622	19,497,256	260,079,614	18,777,193	(178,666)
Securities of affiliated issuers	—	—	(10,414,851)	(4,038,785)	—
Net change in unrealized appreciation (depreciation)	15,070,622	19,497,256	249,664,763	14,738,408	(178,666)
Net gains	10,424,795	37,301,339	147,319,312	51,673,664	2,108,635
Net Increase in Net Assets Resulting from Operations	$10,895,104	$39,018,362	$149,022,934	$53,474,130	$2,179,249
*Net of Foreign Taxes Withheld	$11,683	$52,297	$197,003	$221,709	$770

The accompanying notes are an integral part of these financial statements.

Statements of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2017 (UNAUDITED)

	Global Value Fund	International Value Fund	Value Opportunities Fund	Capital Income Fund	High Yield Fund
Investment income:
Dividends*
Unaffiliated issuers	$59,634	$13,258	$4,124,522	$202,971	$1,123,631
Interest	277	170	2,213,435	678,176	90,385,958
Securities on loan, net	—	—	311,050	—	—
Total income	59,911	13,428	6,649,007	881,147	91,509,589
Expenses:
Advisory fees	33,908	10,754	2,123,662	133,442	7,553,167
Professional fees and expenses	12,955	11,635	23,974	13,626	75,734
Custodian fees and expenses	6,712	8,203	20,362	7,795	35,789
Transfer agent fees and expenses	14,844	7,677	362,688	24,855	1,518,535
Accounting fees and expenses	21,358	22,975	36,858	33,141	171,894
Administration fees and expenses	15,824	16,011	87,880	14,801	423,607
Trustees' fees and expenses	337	99	22,524	1,746	113,482
Reports to shareholders	997	907	14,573	2,055	58,967
Registration fees	16,762	2,236	34,648	17,690	67,064
Distribution and service fees — Class A	621	—	167,154	25,459	685,049
Distribution and service fees — Class C	—	—	276,331	—	16,759
Other expenses	1,999	1,572	15,685	2,861	76,842
Total expenses	126,317	82,069	3,186,339	277,471	10,796,889
Fee waiver/expense reimbursement by Advisor (Note 2)	(79,073)	(67,520)	—	(87,776)	(481,961)
Net expenses	47,244	14,549	3,186,339	189,695	10,314,928
Net investment income (loss)	12,667	(1,121)	3,462,668	691,452	81,194,661
Realized and Unrealized Gains (Losses):
Net realized gains (losses) from:
Sales of unaffiliated issuers	205,439	64,986	31,962,482	1,509,318	1,278,702
Foreign currency transactions	(602)	(108)	(19,893)	(1,029)	(830)
Credit default swap contracts	—	—	—	(8,439)	(1,513,626)
Futures contracts	—	—	631,073	—	—
Net realized gains (losses)	204,837	64,878	32,573,662	1,499,850	(235,754)
Net change in unrealized appreciation (depreciation) of: Securities of unaffiliated issuers and foreign currency transactions	438,468	99,396	9,623,006	(785,507)	(16,620,476)
Securities of affiliated issuers	—	—	1,638,161	—	13,791,854
Credit default swap contracts	—	—	—	(4,149)	(747,236)
Futures contracts	—	—	(156,019)	—	—
Net change in unrealized appreciation (depreciation)	438,468	99,396	11,105,148	(789,656)	(3,575,858)
Net gains (losses)	643,305	164,274	43,678,810	710,194	(3,811,612)
Net Increase in Net Assets Resulting from Operations	$655,972	$163,153	$47,141,478	$1,401,646	$77,383,049
*Net of Foreign Taxes Withheld	$1,460	$954	$81,997	$5,419	$—

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Diversified Value Fund		Large Cap Value Fund
	Six months ended December 31, 2017 (unaudited)	Year ended June 30, 2017	Six months ended December 31, 2017 (unaudited)	Year ended June 30, 2017
Operations:
Net investment income	$470,309	$1,972,254	$1,717,023	$5,848,670
Net realized gains (losses)	(4,645,827)	(26,805,493)	17,804,083	15,479,924
Net change in unrealized appreciation	15,070,622	68,420,848	19,497,256	87,865,394
Net increase in net assets resulting from operations	10,895,104	43,587,609	39,018,362	109,193,988
Dividends and Distributions to Shareholders:
Net investment income:
Class I	(1,291,066)	(4,250,963)	(3,696,306)	(6,008,031)
Class A	(657,010)	(2,029,291)	(1,968,759)	(2,463,997)
Class C	(23,932)	(130,512)	(84,374)	(130,596)
Class R	—	—	(98,106)	(223,583)
Net realized gains:
Class I	—	—	—	—
Class A	—	—	—	—
Class C	—	—	—	—
Class R	—	—	—	—
Net decrease in net assets resulting from dividends and distributions to shareholders	(1,972,008)	(6,410,766)	(5,847,545)	(8,826,207)
Capital Share Transactions:
Net decrease in net assets resulting from capital share transactions	(5,022,831)	(308,922,204)	(78,512,402)	(146,809,432)
Net Assets:
Total increase (decrease) in net assets	3,900,265	(271,745,361)	(45,341,585)	(46,441,651)
Beginning of period	112,160,840	383,906,201	435,831,944	482,273,595
End of period	$116,061,105	$112,160,840	$390,490,359	$435,831,944
Undistributed net investment income	$470,309	$1,972,008	$1,717,022	$5,847,544

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Mid-Cap Value Fund		Small Cap Value Fund
	Six months ended December 31, 2017 (unaudited)	Year ended June 30, 2017	Six months ended December 31, 2017 (unaudited)	Year ended June 30, 2017
Operations:
Net investment income	$1,703,622	$4,425,405	$1,800,466	$2,376,090
Net realized gains (losses)	(102,345,451)	126,462,466	36,935,256	80,480,851
Net change in unrealized appreciation	249,664,763	305,154,552	14,738,408	117,552,434
Net increase in net assets resulting from operations	149,022,934	436,042,423	53,474,130	200,409,375
Dividends and Distributions to Shareholders:
Net investment income:
Class I	(6,191,906)	(5,491,081)	(3,110,570)	(2,949,850)
Class A	(410,149)	(590,653)	(130,714)	—
Class C	—	—	—	—
Class R	(3,532)	(13,844)	—	—
Net realized gains:
Class I	(96,701,330)	(21,970,175)	(30,747,351)	—
Class A	(15,750,884)	(3,941,402)	(3,543,365)	—
Class C	(3,159,514)	(865,957)	(811,924)	—
Class R	(647,348)	(181,505)	—	—
Net decrease in net assets resulting from dividends and distributions to shareholders	(122,864,663)	(33,054,617)	(38,343,924)	(2,949,850)
Capital Share Transactions:
Net increase (decrease) in net assets resulting from capital share transactions	(116,692,139)	(448,189,011)	1,430,678	(253,832,782)
Net Assets:
Total increase (decrease) in net assets	(90,533,868)	(45,201,205)	16,560,884	(56,373,257)
Beginning of period	2,012,339,977	2,057,541,182	776,688,751	833,062,008
End of period	$1,921,806,109	$2,012,339,977	$793,249,635	$776,688,751
Undistributed net investment income (loss)	$(3,846,378)	$1,055,587	$317,889	$1,758,707
The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Small Cap Diversified Value Fund		Global Value Fund
	Six months ended December 31, 2017 (unaudited)	Year ended June 30, 2017	Six months ended December 31, 2017 (unaudited)	Year ended June 30, 2017
Operations:
Net investment income	$70,614	$153,337	$12,667	$68,924
Net realized gains	2,287,301	1,898,110	204,837	346,770
Net change in unrealized appreciation (depreciation)	(178,666)	2,842,162	438,468	1,187,259
Net increase in net assets resulting from operations	2,179,249	4,893,609	655,972	1,602,953
Dividends and Distributions to Shareholders:
Net investment income:
Class I	(97,468)	(145,133)	(80,053)	(54,261)
Class A	(3,154)	(1,679)	(3,738)	(1,332)
Net realized gains:
Class I	(3,306,631)	—	(352,626)	—
Class A	(178,445)	—	(21,332)	—
Net decrease in net assets resulting from dividends and distributions to shareholders	(3,585,698)	(146,812)	(457,749)	(55,593)
Capital Share Transactions:
Net increase in net assets resulting from capital share transactions	7,970,367	561,118	482,412	1,283,358
Net Assets:
Total increase in net assets	6,563,918	5,307,915	680,635	2,830,718
Beginning of period	19,986,034	14,678,119	8,129,384	5,298,666
End of period	$26,549,952	$19,986,034	$8,810,019	$8,129,384
Undistributed net investment income (loss)	$(8,661)	$21,347	$(12,655)	$58,469

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	International Value Fund		Value Opportunities Fund
	Six months ended December 31, 2017 (unaudited)	Year ended June 30, 2017	Six months ended December 31, 2017 (unaudited)	Year ended June 30, 2017
Operations:
Net investment income (loss)	$(1,121)	$23,306	$3,462,668	$6,228,872
Net realized gains	64,878	89,646	32,573,662	6,184,052
Net change in unrealized appreciation	99,396	366,528	11,105,148	106,966,426
Net increase in net assets resulting from operations	163,153	479,480	47,141,478	119,379,350
Dividends and Distributions to Shareholders:
Net investment income:
Class I	(26,262)	(32,331)	(7,243,094)	(6,518,819)
Class A	—	—	(1,982,727)	(2,482,498)
Class C	—	—	(451,278)	(798,800)
Net realized gains:
Class I	(118,306)	(44,837)	(5,657,545)	—
Class A	—	—	(1,813,918)	—
Class C	—	—	(802,290)	—
Net decrease in net assets resulting from dividends and distributions to shareholders	(144,568)	(77,168)	(17,950,852)	(9,800,117)
Capital Share Transactions:
Net increase (decrease) in net assets resulting from capital share transactions	162,568	213,738	35,746,201	(23,105,293)
Net Assets:
Total increase in net assets	181,153	616,050	64,936,827	86,473,940
Beginning of period	2,421,970	1,805,920	542,402,306	455,928,366
End of period	$2,603,123	$2,421,970	$607,339,133	$542,402,306
Undistributed net investment income (loss)	$(7,121)	$20,262	$(2,320,894)	$3,893,537

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Capital Income Fund		High Yield Fund
	Six months ended December 31, 2017 (unaudited)	Year ended June 30, 2017	Six months ended December 31, 2017 (unaudited)	Year ended June 30, 2017
Operations:
Net investment income	$691,452	$1,381,206	$81,194,661	$161,234,213
Net realized gains (losses)	1,499,850	470,954	(235,754)	(44,432,801)
Net change in unrealized appreciation (depreciation)	(789,656)	5,720,311	(3,575,858)	215,605,410
Net increase in net assets resulting from operations	1,401,646	7,572,471	77,383,049	332,406,822
Dividends and Distributions to Shareholders:
Net investment income:
Class I	(444,955)	(720,589)	(64,494,088)	(127,660,818)
Class A	(390,970)	(763,722)	(15,400,334)	(33,791,394)
Class C	—	—	(81,516)	(160,983)
Net realized gains:
Class I	—	—	—	—
Class A	—	—	—	—
Class C	—	—	—	—
Net decrease in net assets resulting from dividends and distributions to shareholders	(835,925)	(1,484,311)	(79,975,938)	(161,613,195)
Capital Share Transactions:
Net increase (decrease) in net assets resulting from capital share transactions	(3,680,337)	(2,517,949)	94,763,322	(303,868)
Net Assets:
Total increase (decrease) in net assets	(3,114,616)	3,570,211	92,170,433	170,489,759
Beginning of period	41,752,311	38,182,100	2,660,920,745	2,490,430,986
End of period	$38,637,695	$41,752,311	$2,753,091,178	$2,660,920,745
Undistributed net investment income (loss)	$(123,392)	$21,081	$(288,619)	$(1,507,342)

The accompanying notes are an integral part of these financial statements.

Financial Highlights

The following per share data and ratios have been derived from information provided in the financial statements.

		Income (loss) from investment operations			Dividends and distributions						Ratios to Average Net Assets
Diversified Value Fund	Net asset value, beginning of period	Net investment income (loss)[1]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in thousands)	Expenses, net of reimbursement/ waiver	Expenses, before reimbursement/ waiver	Net investment income (loss)
Class I
Six months ended 12/31/2017*	$17.43	$0.09	$1.66	$1.75	$(0.34)	$—	$(0.34)	$18.84	10.04%	$71,163	0.95%[3]	1.07%[3]	0.94%[3]
Year ended 6/30/2017	14.31	0.19	3.77	3.96	(0.84)	—	(0.84)	17.43	28.05	68,260	0.95	1.09	1.21
Year ended 6/30/2016	15.89	0.22	(1.59)	(1.37)	(0.21)	—	(0.21)	14.31	–8.59	342,046	0.95	1.03	1.52
Year ended 6/30/2015	15.47	0.19	0.61	0.80	(0.38)	—	(0.38)	15.89	5.30	481,815	0.95	0.99	1.18
Year ended 6/30/2014	12.53	0.38	2.73	3.11	(0.17)	—	(0.17)	15.47	24.98	485,541	0.95	1.01	2.72
Year ended 6/30/2013	9.82	0.16	2.72	2.88	(0.17)	—	(0.17)	12.53	29.65	367,963	0.95	1.06	1.47
Class A
Six months ended 12/31/2017*	17.47	0.06	1.68	1.74	(0.30)	—	(0.30)	18.91	9.92	42,008	1.20[3]	1.32[3]	0.69[3]
Year ended 6/30/2017	14.36	0.16	3.77	3.93	(0.82)	—	(0.82)	17.47	27.71	41,084	1.20	1.34	1.00
Year ended 6/30/2016	15.92	0.18	(1.59)	(1.41)	(0.15)	—	(0.15)	14.36	–8.83	38,527	1.20	1.28	1.25
Year ended 6/30/2015	15.50	0.14	0.63	0.77	(0.35)	—	(0.35)	15.92	5.07	52,752	1.20	1.24	0.92
Year ended 6/30/2014	12.57	0.38	2.70	3.08	(0.15)	—	(0.15)	15.50	24.68	59,173	1.20	1.26	2.71
Year ended 6/30/2013	9.86	0.13	2.72	2.85	(0.14)	—	(0.14)	12.57	29.25	35,251	1.20	1.31	1.21
Class C
Six months ended 12/31/2017*	17.27	(0.01)	1.66	1.65	(0.15)	—	(0.15)	18.77	9.53	2,890	1.95[3]	2.07[3]	(0.06)[3]
Year ended 6/30/2017	14.23	0.04	3.73	3.77	(0.73)	—	(0.73)	17.27	26.78	2,817	1.95	2.09	0.23
Year ended 6/30/2016	15.76	0.07	(1.57)	(1.50)	(0.03)	—	(0.03)	14.23	–9.51	3,334	1.95	2.03	0.51
Year ended 6/30/2015	15.20	0.03	0.62	0.65	(0.09)	—	(0.09)	15.76	4.27	4,419	1.95	1.99	0.17
Year ended 6/30/2014	12.35	0.17	2.75	2.92	(0.07)	—	(0.07)	15.20	23.70	4,429	1.95	2.01	1.28
Year ended 6/30/2013	9.72	0.05	2.68	2.73	(0.10)	—	(0.10)	12.35	28.28	11,815	1.95	2.06	0.45

	Six Months Ended	Year Ended June 30,
	December 31, 2017*	2017	2016	2015	2014	2013
Portfolio turnover rate	12%	25%	35%	38%	33%	44%

		Income (loss) from investment operations			Dividends and distributions						Ratios to Average Net Assets
Large Cap Value Fund	Net asset value, beginning of period	Net investment income (loss)[1]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in thousands)	Expenses, net of reimbursement/ waiver	Expenses, before reimbursement/ waiver	Net investment income (loss)
Class I
Six months ended 12/31/2017*	$31.04	$0.15	$2.98	$3.13	$(0.56)	$—	$(0.56)	$33.61	10.14%	$223,920	1.02%[3]	1.02%[3]	0.94%[3]
Year ended 6/30/2017	25.06	0.39	6.15	6.54	(0.56)	—	(0.56)	31.04	26.22	269,714	0.99	0.99	1.38
Year ended 6/30/2016	27.21	0.39	(2.15)	(1.76)	(0.39)	—	(0.39)	25.06	–6.42	305,282	1.01	1.01	1.55
Year ended 6/30/2015	26.65	0.35	0.99	1.34	(0.78)	—	(0.78)	27.21	5.17	479,488	0.99	0.99	1.30
Year ended 6/30/2014	21.35	0.73	4.88	5.61	(0.31)	—	(0.31)	26.65	26.52	500,102	1.01	1.01	3.04
Year ended 6/30/2013	16.80	0.31	4.69	5.00	(0.45)	—	(0.45)	21.35	30.48	389,300	1.05	1.05	1.68
Class A
Six months ended 12/31/2017*	30.85	0.12	2.95	3.07	(0.48)	—	(0.48)	33.44	9.98	139,437	1.27[3]	1.27[3]	0.73[3]
Year ended 6/30/2017	24.91	0.32	6.10	6.42	(0.48)	—	(0.48)	30.85	25.88	135,349	1.24	1.24	1.13
Year ended 6/30/2016	27.02	0.33	(2.13)	(1.80)	(0.31)	—	(0.31)	24.91	–6.62	142,768	1.26	1.26	1.33
Year ended 6/30/2015	26.46	0.27	0.99	1.26	(0.70)	—	(0.70)	27.02	4.89	191,665	1.24	1.24	1.03
Year ended 6/30/2014	21.21	0.73	4.79	5.52	(0.27)	—	(0.27)	26.46	26.22	223,219	1.26	1.26	3.02
Year ended 6/30/2013	16.68	0.26	4.67	4.93	(0.40)	—	(0.40)	21.21	30.16	156,303	1.30	1.30	1.42
Class C
Six months ended 12/31/2017*	30.16	(0.00)[4]	2.89	2.89	(0.17)	—	(0.17)	32.88	9.59	16,709	2.02[3]	2.02[3]	(0.03)[3]
Year ended 6/30/2017	24.29	0.10	5.94	6.04	(0.17)	—	(0.17)	30.16	24.92	17,250	1.99	1.99	0.38
Year ended 6/30/2016	26.30	0.13	(2.06)	(1.93)	(0.08)	—	(0.08)	24.29	–7.34	21,038	2.01	2.01	0.53
Year ended 6/30/2015	25.96	0.09	0.94	1.03	(0.69)	—	(0.69)	26.30	4.10	40,862	1.99	1.99	0.34
Year ended 6/30/2014	20.72	0.72	4.52	5.24	—	—	—	25.96	25.29	25,765	2.01	2.01	3.02
Year ended 6/30/2013	16.26	0.10	4.58	4.68	(0.22)	—	(0.22)	20.72	29.12	8,324	2.05	2.05	0.59
Class R
Six months ended 12/31/2017*	30.96	0.07	2.98	3.05	(0.32)	—	(0.32)	33.69	9.89	10,425	1.52[3]	1.52[3]	0.41[3]
Year ended 6/30/2017	25.02	0.25	6.13	6.38	(0.44)	—	(0.44)	30.96	25.58	13,519	1.49	1.49	0.88
Year ended 6/30/2016	27.16	0.28	(2.16)	(1.88)	(0.26)	—	(0.26)	25.02	–6.88	13,186	1.51	1.51	1.12
Year ended 6/30/2015	26.62	0.22	0.98	1.20	(0.66)	—	(0.66)	27.16	4.64	12,867	1.49	1.49	0.81
Year ended 6/30/2014	21.33	0.60	4.89	5.49	(0.20)	—	(0.20)	26.62	25.91	11,924	1.51	1.51	2.51
Year ended 6/30/2013	16.77	0.21	4.69	4.90	(0.34)	—	(0.34)	21.33	29.79	9,571	1.55	1.55	1.15

	Six Months Ended	Year Ended June 30,
	December 31, 2017*	2017	2016	2015	2014	2013
Portfolio turnover rate	12%	27%	39%	39%	57%	41%

1  Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

2  Total returns exclude the effects of sales charges. The Fund's investment advisor may have waived a portion of its advisory fee and/or reimbursed a portion of the Fund's expenses. Without such waiver and/or reimbursement, the Fund's performance would have been lower. Returns for periods less than one year are not annualized.

3  Annualized.

4  Amount is less than $0.005.

*  Unaudited

The accompanying notes are an integral part of these financial statements.

Financial Highlights

The following per share data and ratios have been derived from information provided in the financial statements.

		Income (loss) from investment operations			Dividends and distributions						Ratios to Average Net Assets
Mid-Cap Value Fund	Net asset value, beginning of period	Net investment income (loss)[1]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in thousands)	Expenses, net of reimbursement/ waiver	Expenses, before reimbursement/ waiver	Net investment income (loss)
Class I
Six months ended 12/31/2017*	$37.13	$0.04	$2.93	$2.97	$(0.15)	$(2.37)	$(2.52)	$37.58	8.27%	$1,620,052	1.04%[3]	1.04%[3]	0.24%[3]
Year ended 6/30/2017	30.55	0.10	7.05	7.15	(0.11)	(0.46)	(0.57)	37.13	23.37	1,675,920	1.03	1.03	0.28
Year ended 6/30/2016	40.43	0.25	(5.54)	(5.29)	(0.16)	(4.43)	(4.59)	30.55	–13.23	1,659,480	1.02	1.02	0.75
Year ended 6/30/2015	45.15	0.15	(0.63)	(0.48)	(0.27)	(3.97)	(4.24)	40.43	–0.70	2,492,532	1.00	1.00	0.35
Year ended 6/30/2014	35.36	0.21	9.71	9.92	(0.13)	—	(0.13)	45.15	28.10	2,542,569	1.01	1.01	0.52
Year ended 6/30/2013	26.02	0.16	9.31	9.47	(0.13)	—	(0.13)	35.36	36.51	1,627,378	1.07	1.07	0.55
Class A
Six months ended 12/31/2017*	36.57	(0.00)[4]	2.88	2.88	(0.06)	(2.37)	(2.43)	37.02	8.17	245,432	1.29[3]	1.29[3]	(0.01)[3]
Year ended 6/30/2017	30.13	0.01	6.96	6.97	(0.07)	(0.46)	(0.53)	36.57	23.05	274,787	1.28	1.28	0.02
Year ended 6/30/2016	39.91	0.16	(5.47)	(5.31)	(0.04)	(4.43)	(4.47)	30.13	–13.45	322,023	1.27	1.27	0.48
Year ended 6/30/2015	44.60	0.04	(0.61)	(0.57)	(0.15)	(3.97)	(4.12)	39.91	–0.93	626,544	1.25	1.25	0.10
Year ended 6/30/2014	34.98	0.12	9.58	9.70	(0.08)	—	(0.08)	44.60	27.78	862,559	1.26	1.26	0.29
Year ended 6/30/2013	25.75	0.09	9.21	9.30	(0.07)	—	(0.07)	34.98	36.16	406,949	1.32	1.32	0.32
Class C
Six months ended 12/31/2017*	32.26	(0.13)	2.54	2.41	—	(2.37)	(2.37)	32.30	7.76	45,315	2.04[3]	2.04[3]	(0.77)[3]
Year ended 6/30/2017	26.78	(0.23)	6.17	5.94	—	(0.46)	(0.46)	32.26	22.13	50,612	2.03	2.03	(0.74)
Year ended 6/30/2016	36.24	(0.08)	(4.95)	(5.03)	—	(4.43)	(4.43)	26.78	–14.09	64,568	2.02	2.02	(0.27)
Year ended 6/30/2015	41.04	(0.25)	(0.58)	(0.83)	—	(3.97)	(3.97)	36.24	–1.69	128,647	2.00	2.00	(0.65)
Year ended 6/30/2014	32.39	(0.16)	8.85	8.69	(0.04)	—	(0.04)	41.04	26.84	154,222	2.01	2.01	(0.45)
Year ended 6/30/2013	23.97	(0.11)	8.53	8.42	—	—	—	32.39	35.13	62,638	2.07	2.07	(0.39)
Class R
Six months ended 12/31/2017*	36.60	(0.05)	2.88	2.83	(0.01)	(2.37)	(2.38)	37.05	8.00	11,006	1.54[3]	1.54[3]	(0.27)[3]
Year ended 6/30/2017	30.21	(0.08)	6.96	6.88	(0.03)	(0.46)	(0.49)	36.60	22.74	11,020	1.53	1.53	(0.23)
Year ended 6/30/2016	40.04	0.09	(5.49)	(5.40)	—	(4.43)	(4.43)	30.21	–13.64	11,471	1.52	1.52	0.26
Year ended 6/30/2015	44.77	(0.07)	(0.62)	(0.69)	(0.07)	(3.97)	(4.04)	40.04	–1.21	18,683	1.50	1.50	(0.16)
Year ended 6/30/2014	35.17	0.02	9.63	9.65	(0.05)	—	(0.05)	44.77	27.47	24,693	1.51	1.51	0.05
Year ended 6/30/2013	25.92	0.03	9.25	9.28	(0.03)	—	(0.03)	35.17	35.82	9,746	1.57	1.57	0.09

	Six Months Ended	Year Ended June 30,
	December 31, 2017*	2017	2016	2015	2014	2013
Portfolio turnover rate	12%	37%	42%	54%	55%	66%

		Income (loss) from investment operations			Dividends and distributions						Ratios to Average Net Assets
Small Cap Value Fund	Net asset value, beginning of period	Net investment income (loss)[1]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in thousands)	Expenses, net of reimbursement/ waiver	Expenses, before reimbursement/ waiver	Net investment income (loss)
Class I
Six months ended 12/31/2017*	$59.31	$0.16	$3.98	$4.14	$(0.28)	$(2.78)	$(3.06)	$60.39	7.12%	$698,390	1.04%[3]	1.04%[3]	0.51%[3]
Year ended 6/30/2017	46.46	0.19	12.90	13.09	(0.24)	—	(0.24)	59.31	28.15	669,810	1.04	1.04	0.35
Year ended 6/30/2016	61.67	0.17	(9.57)	(9.40)	(0.16)	(5.65)	(5.81)	46.46	–15.63	699,420	1.04	1.04	0.33
Year ended 6/30/2015	66.62	0.27	2.30	2.57	(0.13)	(7.39)	(7.52)	61.67	4.64	951,911	1.06	1.06	0.43
Year ended 6/30/2014	54.84	0.13	16.83	16.96	(0.20)	(4.98)	(5.18)	66.62	32.40	785,915	0.99	0.99	0.21
Year ended 6/30/2013	41.83	0.32	12.96	13.28	(0.27)	—	(0.27)	54.84	31.88	452,702	1.03	1.03	0.67
Class A
Six months ended 12/31/2017*	58.93	0.07	3.96	4.03	(0.10)	(2.78)	(2.88)	60.08	6.98	79,503	1.29[3]	1.29[3]	0.24[3]
Year ended 6/30/2017	46.09	0.05	12.79	12.84	—	—	—	58.93	27.83	89,795	1.29	1.29	0.09
Year ended 6/30/2016	61.27	0.04	(9.51)	(9.47)	(0.06)	(5.65)	(5.71)	46.09	–15.83	113,335	1.29	1.29	0.07
Year ended 6/30/2015	66.26	0.12	2.28	2.40	—	(7.39)	(7.39)	61.27	4.37	194,587	1.31	1.31	0.19
Year ended 6/30/2014	54.67	(0.02)	16.75	16.73	(0.16)	(4.98)	(5.14)	66.26	32.06	204,205	1.24	1.24	(0.04)
Year ended 6/30/2013	41.67	0.21	12.91	13.12	(0.12)	—	(0.12)	54.67	31.55	103,329	1.28	1.28	0.43
Class C
Six months ended 12/31/2017*	49.60	(0.13)	3.32	3.19	—	(2.78)	(2.78)	50.01	6.58	15,356	2.04[3]	2.04[3]	(0.51)[3]
Year ended 6/30/2017	39.09	(0.30)	10.81	10.51	—	—	—	49.60	26.85	17,084	2.04	2.04	(0.66)
Year ended 6/30/2016	53.25	(0.30)	(8.21)	(8.51)	—	(5.65)	(5.65)	39.09	–16.46	20,308	2.04	2.04	(0.68)
Year ended 6/30/2015	58.99	(0.32)	1.97	1.65	—	(7.39)	(7.39)	53.25	3.60	35,172	2.06	2.06	(0.58)
Year ended 6/30/2014	49.40	(0.43)	15.04	14.61	(0.04)	(4.98)	(5.02)	58.99	31.09	43,161	1.99	1.99	(0.79)
Year ended 6/30/2013	37.84	(0.14)	11.70	11.56	—	—	—	49.40	30.55	28,745	2.03	2.03	(0.31)

	Six Months Ended	Year Ended June 30,
	December 31, 2017*	2017	2016	2015	2014	2013
Portfolio turnover rate	20%	29%	45%	43%	43%	35%

1  Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

2  Total returns exclude the effects of sales charges. The Fund's investment advisor may have waived a portion of its advisory fee and/or reimbursed a portion of the Fund's expenses. Without such waiver and/or reimbursement, the Fund's performance would have been lower. Returns for periods less than one year are not annualized.

3  Annualized.

4  Amount is less than $0.005.

*  Unaudited

The accompanying notes are an integral part of these financial statements.

Financial Highlights

The following per share data and ratios have been derived from information provided in the financial statements.

		Income (loss) from investment operations			Dividends and distributions						Ratios to Average Net Assets
Small Cap Diversified Value Fund	Net asset value, beginning of period	Net investment income[1]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in thousands)	Expenses, net of reimbursement/ waiver	Expenses, before reimbursement/ waiver	Net investment income
Class I
Six months ended 12/31/2017*	$12.06	$0.04	$1.16	$1.20	$(0.05)	$(1.75)	$(1.80)	$11.46	10.26%	$25,116	0.90%[3]	1.50%[3]	0.64%[3]
Year ended 6/30/2017	9.12	0.09	2.94	3.03	(0.09)	—	(0.09)	12.06	33.26	19,265	0.90	1.70	0.86
Year ended 6/30/2016	10.01	0.06	(0.66)	(0.60)	(0.04)	(0.25)	(0.29)	9.12	–5.80	14,446	1.25	2.13	0.72
Year from 6/30/2014[4] to 6/30/2015	10.00	0.05	0.22	0.27	(0.04)	(0.22)	(0.26)	10.01	2.93	15,337	1.25	3.75	0.48
Class A
Six months ended 12/31/2017*	12.01	0.02	1.17	1.19	(0.03)	(1.75)	(1.78)	11.42	10.23	1,434	1.15[3]	1.75[3]	0.40[3]
Year ended 6/30/2017	9.09	0.06	2.93	2.99	(0.07)	—	(0.07)	12.01	32.86	721	1.15	1.89	0.55
Year ended 6/30/2016	10.00	0.05	(0.68)	(0.63)	(0.03)	(0.25)	(0.28)	9.09	–6.14	232	1.50	2.38	0.53
Year from 6/30/2014[4] to 6/30/2015	10.00	0.03	0.22	0.25	(0.03)	(0.22)	(0.25)	10.00	2.71	130	1.50	4.25	0.29

	Six Months Ended December 31,	Year Ended June 30,
	2017*	2017	2016	2015
Portfolio turnover rate	55%	58%	89%	40%

		Income (loss) from investment operations			Dividends and distributions						Ratios to Average Net Assets
Global Value Fund	Net asset value, beginning of period	Net investment income[1]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in thousands)	Expenses, net of reimbursement/ waiver	Expenses, before reimbursement/ waiver	Net investment income
Class I
Six months ended 12/31/2017*	$12.82	$0.02	$0.98	$1.00	$(0.13)	$(0.59)	$(0.72)	$13.10	7.95%	$8,309	1.10%[3]	2.97%[3]	0.31%[3]
Year ended 6/30/2017	10.10	0.12	2.70	2.82	(0.10)	—	(0.10)	12.82	27.93	7,694	1.10	3.37	1.00
Year ended 6/30/2016	11.93	0.13	(1.23)	(1.10)	(0.12)	(0.61)	(0.73)	10.10	–9.25	5,199	1.10	4.14	1.25
Year ended 6/30/2015	13.31	0.14	(0.46)	(0.32)	(0.30)	(0.76)	(1.06)	11.93	–1.98	6,144	1.10	4.34	1.11
Year ended 6/30/2014	11.49	0.41	2.45	2.86	(0.17)	(0.87)	(1.04)	13.31	25.98	3,867	1.10	6.26	3.29
Period from 12/31/2012[4] to 6/30/2013	10.00	0.12	1.37	1.49	—	—	—	11.49	14.90	2,024	1.10[3]	11.75[3]	2.22[3]
Class A
Six months ended 12/31/2017*	12.80	0.00[5]	0.98	0.98	(0.10)	(0.59)	(0.69)	13.09	7.87	501	1.35[3]	3.22[3]	0.07[3]
Year ended 6/30/2017	10.09	0.14	2.65	2.79	(0.08)	—	(0.08)	12.80	27.69	436	1.35	3.37	1.19
Year ended 6/30/2016	11.91	0.10	(1.23)	(1.13)	(0.08)	(0.61)	(0.69)	10.09	–9.47	100	1.35	4.39	0.96
Year ended 6/30/2015	13.29	0.10	(0.45)	(0.35)	(0.27)	(0.76)	(1.03)	11.91	–2.22	110	1.35	4.77	0.79
Period from 8/30/2013[4] to 6/30/2014	11.85	0.34	2.13	2.47	(0.16)	(0.87)	(1.03)	13.29	21.88	137	1.35[3]	6.58[3]	3.21[3]

	Six Months Ended December 31,	Year Ended June 30,				Period December 31, 2012[4] through June 30,
	2017*	2017	2016	2015	2014	2013
Portfolio turnover rate	19%	38%	52%	42%	52%	38%

1  Net investment income per share has been calculated based on average shares outstanding during the period.

2  Total returns exclude the effects of sales charges. The Fund's investment advisor may have waived a portion of its advisory fee and/or reimbursed a portion of the Fund's expenses. Without such waiver and/or reimbursement, the Fund's performance would have been lower. Returns for periods less than one year are not annualized.

3  Annualized.

4  Commencement of operations.

5  Amount is less than $0.005.

*  Unaudited

The accompanying notes are an integral part of these financial statements.

Financial Highlights

The following per share data and ratios have been derived from information provided in the financial statements.

		Income (loss) from investment operations			Dividends and distributions						Ratios to Average Net Assets
International Value Fund	Net asset value, beginning of period	Net investment income (loss)[1]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in thousands)	Expenses, net of reimbursement/ waiver	Expenses, before reimbursement/ waiver	Net investment income (loss)
Class I
Six months ended 12/31/2017*	$11.85	$(0.01)	$0.79	$0.78	$(0.13)	$(0.57)	$(0.70)	$11.93	6.72%	$2,603	1.15%[3]	6.49%[3]	(0.09)%[3]
Year ended 6/30/2017	9.76	0.12	2.38	2.50	(0.17)	(0.24)	(0.41)	11.85	26.14	2,422	1.15	7.36	1.12
Period from 12/31/2015[4] to 6/30/2016	10.00	0.16	(0.40)	(0.24)	—	—	—	9.76	–2.40	1,806	1.15[3]	12.67[3]	3.17[3]

	Six Months Ended December 31, 2017*	Year Ended June 30, 2017	Period December 31, 2015[4] through June 30, 2016
Portfolio turnover rate	13%	34%	17%

		Income (loss) from investment operations			Dividends and distributions						Ratios to Average Net Assets
Value Opportunities Fund	Net asset value, beginning of period	Net investment income[1]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in thousands)	Expenses, net of reimbursement/ waiver	Expenses, before reimbursement/ waiver	Net investment income
Class I
Six months ended 12/31/2017*	$27.99	$0.20	$2.17	$2.37	$(0.53)	$(0.41)	$(0.94)	$29.42	8.57%	$417,013	0.97%[3]	0.97%[3]	1.40%[3]
Year ended 6/30/2017	22.21	0.38	5.99	6.37	(0.59)	—	(0.59)	27.99	28.79	347,924	0.99	0.99	1.46
Year ended 6/30/2016	29.13	0.69	(3.68)	(2.99)	(0.49)	(3.44)	(3.93)	22.21	–10.48	259,421	1.00	1.00	2.80
Year ended 6/30/2015	29.88	0.41	1.35	1.76	(0.42)	(2.09)	(2.51)	29.13	6.75	363,363	0.96	0.96	1.42
Year ended 6/30/2014	25.46	0.35	5.91	6.26	(0.23)	(1.61)	(1.84)	29.88	25.67	265,138	0.99	0.99	1.25
Year ended 6/30/2013	20.44	0.34	6.00	6.34	(0.38)	(0.94)	(1.32)	25.46	32.28	105,332	1.03	1.03	1.45
Class A
Six months ended 12/31/2017*	28.00	0.16	2.18	2.34	(0.45)	(0.41)	(0.86)	29.48	8.46	136,205	1.22[3]	1.22[3]	1.09[3]
Year ended 6/30/2017	22.21	0.31	5.99	6.30	(0.51)	—	(0.51)	28.00	28.47	136,525	1.24	1.24	1.21
Year ended 6/30/2016	29.13	0.63	(3.69)	(3.06)	(0.42)	(3.44)	(3.86)	22.21	–10.71	132,870	1.25	1.25	2.55
Year ended 6/30/2015	29.88	0.34	1.36	1.70	(0.36)	(2.09)	(2.45)	29.13	6.47	201,477	1.21	1.21	1.19
Year ended 6/30/2014	25.48	0.25	5.94	6.19	(0.18)	(1.61)	(1.79)	29.88	25.34	165,608	1.24	1.24	0.91
Year ended 6/30/2013	20.46	0.28	6.01	6.29	(0.33)	(0.94)	(1.27)	25.48	31.98	103,822	1.28	1.28	1.22
Class C
Six months ended 12/31/2017*	26.04	0.04	2.03	2.07	(0.23)	(0.41)	(0.64)	27.47	8.04	54,121	1.97[3]	1.97[3]	0.33[3]
Year ended 6/30/2017	20.68	0.11	5.57	5.68	(0.32)	—	(0.32)	26.04	27.53	57,953	1.99	1.99	0.46
Year ended 6/30/2016	27.41	0.42	(3.47)	(3.05)	(0.24)	(3.44)	(3.68)	20.68	–11.37	63,637	2.00	2.00	1.84
Year ended 6/30/2015	28.31	0.12	1.27	1.39	(0.20)	(2.09)	(2.29)	27.41	5.65	76,647	1.96	1.96	0.43
Year ended 6/30/2014	24.28	0.04	5.65	5.69	(0.05)	(1.61)	(1.66)	28.31	24.44	52,042	1.99	1.99	0.17
Year ended 6/30/2013	19.50	0.10	5.73	5.83	(0.11)	(0.94)	(1.05)	24.28	30.97	24,728	2.03	2.03	0.44

	Six Months Ended December 31,	Year Ended June 30,
	2017*	2017	2016	2015	2014	2013
Portfolio turnover rate	27%	83%	62%	101%	45%	98%

1  Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

2  Total returns exclude the effects of sales charges. The Fund's investment advisor may have waived a portion of its advisory fee and/or reimbursed a portion of the Fund's expenses. Without such waiver and/or reimbursement, the Fund's performance would have been lower. Returns for periods less than one year are not annualized.

3  Annualized.

4  Commencement of operations.

*  Unaudited
The accompanying notes are an integral part of these financial statements.

Financial Highlights

The following per share data and ratios have been derived from information provided in the financial statements.

		Income (loss) from investment operations			Dividends and distributions						Ratios to Average Net Assets
Capital Income Fund	Net asset value, beginning of period	Net investment income[1]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in thousands)	Expenses, net of reimbursement/ waiver	Expenses, before reimbursement/ waiver	Net investment income
Class I
Six months ended 12/31/2017*	$12.51	$0.22	$0.24	$0.46	$(0.27)	$—	$(0.27)	$12.70	3.73%	$20,209	0.80%[3]	1.23%[3]	3.51%[3]
Year ended 6/30/2017	10.56	0.45	2.00	2.45	(0.50)	—	(0.50)	12.51	23.54	20,582	0.80	1.27	3.83
Year ended 6/30/2016	12.22	0.51	(1.13)	(0.62)	(0.54)	(0.50)	(1.04)	10.56	–4.77	20,873	0.80	1.18	4.63
Year ended 6/30/2015	12.85	0.47	(0.38)	0.09	(0.52)	(0.20)	(0.72)	12.22	0.69	33,958	0.80	1.05	3.75
Year ended 6/30/2014	11.83	0.57	1.64	2.21	(0.51)	(0.68)	(1.19)	12.85	19.71	21,399	0.80	1.34	4.61
Year ended 6/30/2013	10.57	0.51	1.38	1.89	(0.50)	(0.13)	(0.63)	11.83	18.45	11,348	0.80	1.85	4.51
Class A
Six months ended 12/31/2017*	13.01	0.21	0.25	0.46	(0.26)	—	(0.26)	13.21	3.54	18,428	1.05[3]	1.48[3]	3.23[3]
Year ended 6/30/2017	10.97	0.44	2.07	2.51	(0.47)	—	(0.47)	13.01	23.17	21,171	1.05	1.52	3.56
Year ended 6/30/2016	12.65	0.50	(1.17)	(0.67)	(0.51)	(0.50)	(1.01)	10.97	–4.99	17,309	1.05	1.43	4.36
Year ended 6/30/2015	13.24	0.44	(0.35)	0.09	(0.48)	(0.20)	(0.68)	12.65	0.73	42,398	1.05	1.30	3.39
Year ended 6/30/2014	12.18	0.61	1.61	2.22	(0.48)	(0.68)	(1.16)	13.24	19.17	47,872	1.05	1.51	4.76
Year ended 6/30/2013	10.67	0.50	1.61	2.11	(0.47)	(0.13)	(0.60)	12.18	20.34	13,782	1.05	1.99	4.31

	Six Months Ended	Year Ended June 30,
	December 31, 2017*	2017	2016	2015	2014	2013
Portfolio turnover rate	21%	71%	93%	62%	53%	65%

		Income (loss) from investment operations			Dividends and distributions						Ratios to Average Net Assets
High Yield Fund	Net asset value, beginning of period	Net investment income[1]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in thousands)	Expenses, net of reimbursement/ waiver	Expenses, before reimbursement/ waiver	Net investment income
Class I
Six months ended 12/31/2017*	$12.26	$0.37	$(0.02)[4]	$0.35	$(0.36)	$—	$(0.36)	$12.25	2.91%	$2,260,654	0.70%[3]	0.73%[3]	5.96%[3]
Year ended 6/30/2017	11.47	0.75	0.79[4]	1.54	(0.75)	—	(0.75)	12.26	13.75	2,091,104	0.70	0.74	6.22
Year ended 6/30/2016	12.51	0.76	(0.94)[4]	(0.18)	(0.77)	(0.09)	(0.86)	11.47	–1.12	1,884,613	0.70	0.74	6.59
Year ended 6/30/2015	13.37	0.70	(0.75)[4]	(0.05)	(0.71)	(0.10)	(0.81)	12.51	–0.26	2,060,504	0.70	0.73	5.56
Year ended 6/30/2014	12.83	0.76	0.67	1.43	(0.76)	(0.13)	(0.89)	13.37	11.51	1,127,080	0.70	0.75	5.82
Year ended 6/30/2013	12.28	0.80	0.61	1.41	(0.81)	(0.05)	(0.86)	12.83	11.70	686,718	0.70	0.75	6.23
Class A
Six months ended 12/31/2017*	12.18	0.35	(0.01)[4]	0.34	(0.35)	—	(0.35)	12.17	2.78	488,768	0.95[3]	0.98[3]	5.71[3]
Year ended 6/30/2017	11.40	0.72	0.78[4]	1.50	(0.72)	—	(0.72)	12.18	13.42	566,806	0.95	0.99	5.99
Year ended 6/30/2016	12.43	0.73	(0.94)[4]	(0.21)	(0.73)	(0.09)	(0.82)	11.40	–1.34	603,081	0.95	0.99	6.35
Year ended 6/30/2015	13.29	0.67	(0.75)[5]	(0.08)	(0.68)	(0.10)	(0.78)	12.43	–0.54	682,129	0.95	0.98	5.31
Year ended 6/30/2014	12.75	0.73	0.66	1.39	(0.72)	(0.13)	(0.85)	13.29	11.28	607,104	0.95	1.00	5.59
Year ended 6/30/2013	12.21	0.76	0.60	1.36	(0.77)	(0.05)	(0.82)	12.75	11.37	410,060	0.95	1.00	5.91
Class C
Six months ended 12/31/2017*	12.26	0.31	(0.02)	0.29	(0.30)	—	(0.30)	12.25	2.40	3,669	1.70[3]	1.73[3]	4.95[3]
Year ended 6/30/2017	11.47	0.63	0.79[4]	1.42	(0.63)	—	(0.63)	12.26	12.62	3,010	1.70	1.74	5.22
Year ended 6/30/2016	12.50	0.65	(0.94)[6]	(0.29)	(0.65)	(0.09)	(0.74)	11.47	–2.02	2,737	1.70	1.74	5.61
Year ended 6/30/2015	13.36	0.58	(0.76)[4]	(0.18)	(0.58)	(0.10)	(0.68)	12.50	–1.25	3,581	1.70	1.73	4.53
Year ended 6/30/2014	12.82	0.62	0.68	1.30	(0.63)	(0.13)	(0.76)	13.36	10.40	3,623	1.70	1.75	4.72
Period from 12/31/2012[7] to 6/30/2013	12.88	0.30	(0.05)	0.25	(0.31)	—	(0.31)	12.82	1.91	812	1.70[3]	1.74[3]	4.73[3]

	Six Months Ended	Year Ended June 30,
	December 31, 2017*	2017	2016	2015	2014	2013
Portfolio turnover rate	17%	46%	45%	44%	51%	66%

1  Net investment income per share has been calculated based on average shares outstanding during the period.

2  Total returns exclude the effects of sales charges. The Fund's investment advisor may have waived a portion of its advisory fee and/or reimbursed a portion of the Fund's expenses. Without such waiver and/or reimbursement, the Fund's performance would have been lower. Returns for periods less than one year are not annualized.

3  Annualized.

4  Redemption fees per share were less than $0.005.

5  Includes redemption fees per share of $0.01.

6  Includes redemption fees per share of $0.02.

7  Commencement of operations.

*  Unaudited

The accompanying notes are an integral part of these financial statements.

Notes to the Financial Statements

DECEMBER 31, 2017 (UNAUDITED)

NOTE 1.

Organization. Hotchkis & Wiley Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company. The Trust was organized as a Delaware statutory trust on July 23, 2001 and consists of ten series. The Hotchkis & Wiley Diversified Value Fund, the Hotchkis & Wiley Large Cap Value Fund, the Hotchkis & Wiley Mid-Cap Value Fund, the Hotchkis & Wiley Small Cap Value Fund, the Hotchkis & Wiley Small Cap Diversified Value Fund, the Hotchkis & Wiley Global Value Fund, the Hotchkis & Wiley International Value Fund, the Hotchkis & Wiley Capital Income Fund and the Hotchkis & Wiley High Yield Fund (collectively, the "H&W Funds") are each a diversified series and the Hotchkis & Wiley Value Opportunities Fund (together with the H&W Funds, hereafter referred to as the "Funds") is a non-diversified series of the Trust. The Trust was organized to acquire the assets and liabilities of the Mercury HW Large Cap Value Fund, the Mercury HW Mid-Cap Value Fund and the Mercury HW Small Cap Value Fund (the "Mercury HW Funds"). On February 4, 2002, the Mercury HW Funds were reorganized into the Trust through a non-taxable exchange. On August 28, 2009, the Hotchkis & Wiley Core Value Fund was renamed the Hotchkis & Wiley Diversified Value Fund and the Hotchkis & Wiley All Cap Value Fund was renamed the Hotchkis & Wiley Value Opportunities Fund.

The Large Cap Value Fund and Mid-Cap Value Fund have five classes of shares: Class I, Class A, Class C, Class R and Class T. The Diversified Value Fund, Small Cap Value Fund, Small Cap Diversified Value Fund, Global Value Fund, International Value Fund, Value Opportunities Fund, Capital Income Fund and High Yield Fund have four classes of shares: Class I, Class A, Class C and Class T. Class A and Class T shares are sold with a front-end sales charge. Class C shares may be subject to a contingent deferred sales charge. Class C shares are automatically converted to Class A shares approximately eight years after purchase and will then be subject to lower distribution and service fees. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A, Class C, Class R and Class T shares bear certain expenses related to the distribution and servicing expenditures. Currently, the International Value Fund is not offering Class A or Class C shares to investors, the Small Cap Diversified Value Fund, Global Value Fund and Capital Income Fund are not offering Class C shares to investors and the Funds are not offering Class T shares to investors.

Significant Accounting Policies. The Funds' financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP"), which may require the use of management accruals and estimates. Actual results could differ from those estimates and those differences could be significant. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 "Financial Services — Investment Companies". The following is a summary of significant accounting policies followed by the Funds.

Security Valuation. Portfolio securities that are listed on a securities exchange (whether domestic or foreign) or The Nasdaq Stock Market ("NSM") (including the Nasdaq National Market and the Nasdaq Small Cap Market) are valued at the last reported sale price (or official closing price) on that day as of the close of the New York Stock Exchange (which is generally 4:00 p.m. Eastern time), or, in the absence of recorded sales, at the average between the last bid and asked quotation on such exchange or NSM. Unlisted equity securities that are not included in NSM are valued at the last sale price, or if the last sale price is unavailable, at the average of the quoted bid and asked prices in the over-the-counter market. Fixed-income securities are generally valued on the basis of quotes obtained from an approved independent pricing service but may also be valued based on reported transactions on FINRA's Trade Reporting and Compliance Engine (TRACE) or quotations provided by a broker-dealer. The pricing services may provide a price determined by a matrix pricing method or other analytical pricing models. Investments quoted in foreign currency are valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time of valuation. Securities and other assets for which market quotations are not readily available are valued at their fair value as determined by Hotchkis & Wiley Capital Management, LLC (the "Advisor") under guidelines established by and under the general supervision and responsibility of the Trust's Board of Trustees (the "Board"). The Board has approved the use of a third-party vendor's proprietary fair value pricing model to assist in determining current valuation for foreign securities traded in markets that close prior to the New York Stock Exchange. When fair value pricing is employed, the value of the portfolio securities used to calculate the Funds' net asset values may differ from quoted or official closing prices.

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of each Fund's investments. These inputs are summarized in the following three broad categories:

  • Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.

  • Level 2 — Other significant observable inputs (including quoted prices for similar instruments, interest rates, current yields, credit quality, prepayment speeds for mortgage related securities, collateral for asset-backed securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities, and changes in benchmark securities indices). Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

  • Level 3 — Significant unobservable inputs including model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust's own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the valuation levels of each Fund's assets as of December 31, 2017:

	Diversified Value	Large Cap Value	Mid-Cap Value	Small Cap Value	Small Cap Diversified Value
Level 1 — Quoted prices in an active market:
Common Stocks	$115,659,301	$383,462,556	$1,776,237,818	$781,407,206	$25,857,792
Money Market Funds	2,621,252	7,279,210	46,161,980	16,117,517	—
Level 2 — Other significant observable market inputs:
Common Stocks:
Energy	—	—	63,548,813	2,077,941	—
Industrials	—	—	57,925,622	—	—
Time Deposits	463,160	7,342,331	37,595,500	7,916,483	669,148
Level 3 — Significant unobservable inputs	—	—	—	—	—
Total Investments	$118,743,713	$398,084,097	$1,981,469,733	$807,519,147	$26,526,940
	Global Value	International Value	Value Opportunities	Capital Income	High Yield
Level 1 — Quoted prices in an active market:
Common Stocks	$6,230,787	$1,029,036	$509,854,345	$19,884,428	$3,025,467
Investment Companies	—	—	—	320,057	—
Preferred Stocks	—	—	3,825,862	226,154	23,076,457
Warrants	—	—	2,917,720	—	—
Money Market Funds	—	—	34,146,705	—	—
Level 2 — Other significant observable market inputs:
Common Stocks:
Consumer Discretionary	127,515	106,589	—	—	—
Consumer Staples	199,966	131,433	8,356,148	—	—
Energy	102,773	58,382	3,825,360	463,808	—
Financials	966,970	441,788	11,651,102	—	—
Health Care	260,304	173,417	—	125,029	—
Industrials	777,150	347,636	31,764,493	607,700	—
Information Technology	—	147,491	—	—	—
Telecommunication Services	34,413	92,952	—	—	—
Preferred Stocks:
Financials	—	—	435,446	—	—
Corporate Bonds	—	—	4,687,500	14,895,934	2,504,458,922
Convertible Bonds	—	—	2,731,250	—	—
Term Loans	—	—	—	700,655	85,375,687
Warrants	—	—	0	—	0
Time Deposits	107,332	96,526	3,500,176	554,277	97,534,572
Level 3 — Significant unobservable inputs:
Common Stocks:
Automakers	—	—	—	—	0
Consumer Discretionary	—	—	—	139,478	—
Energy	—	—	—	2,156	—
Energy — Exploration & Production	—	—	—	—	160,741
Materials	—	—	11,317,358	419,296	—
Metals/Mining Excluding Steel	—	—	—	—	33,821,822
Oil Field Equipment & Services	—	—	—	—	4,696,317
Specialty Retail	—	—	—	—	11,682,979
Preferred Stocks:
Consumer Staples	—	—	—	69,846	—
Food — Wholesale	—	—	—	—	11,272,351
Corporate Bonds	—	—	3,871,700	84,697	1,309,444
Term Loans	—	—	3,802,486	31,585	2,590,943
Rights	—	—	0	—	—
Total Investments	$8,807,210	$2,625,250	$636,687,651	$38,525,100	$2,779,005,702
Other Financial Instruments
Level 1 — Quoted prices in an active market			$—	$—	$—
Level 2 — Other significant observable market inputs:
Futures Contracts*			(216,544)	—	—
Credit Default Swap Contracts*			—	(2,639)	(475,492)
Level 3 — Significant unobservable inputs			—	—	—
Total Other Financial Instruments			$(216,544)	$(2,639)	$(475,492)

* Futures contracts and credit default swap contracts are derivative instruments not reflected on the Schedule of Investments and are reflected at the unrealized appreciation (depreciation) on the instrument.

Please refer to the Schedule of Investments for additional information regarding the composition of the amounts listed above.

The following table provides information about the Level 3 values, as well as their inputs, as of December 31, 2017:

	Fair Value at December 31, 2017	Valuation Techniques	Unobservable Inputs	Input Values	Impact to Valuation from an Increase to Input
Value Opportunities
Common Stocks:	$0	Estimated recovery value	Probability of asset recovery	$0	Increase
	6,892,269	Market quote (stale)	N/A	$212.58	Increase
	4,425,089	Public company analysis	EBITDA multiple	6.3x - 8.6x	Increase
Total Common Stocks	11,317,358
Corporate Bonds	3,871,700	Market quote (stale)	N/A	$96.65 - $100.00	Increase
Term Loans	3,802,486	Market quote (stale)	N/A	$100.00	Increase
Rights	0	Estimated value	N/A	N/A	Increase
	$18,991,544
Capital Income
Common Stocks:	$139,478	Calculation of enterprise value using: Discounted cash flows Public company analysis Transaction analysis	Yield (Discount rate of cash flows) EBITDA multiple Guideline transactions	9.75% - 11.75% 6x- 8x $499 million - $602 million	Decrease Increase Increase
	0	Estimated recovery value	Probability of asset recovery	$0	Increase
	2,156	Last traded price (stale)	N/A	$1.38	Increase
	57,184	Market quote (stale)	N/A	$212.58	Increase
	362,112	Public company analysis	EBITDA multiple	6.3x - 7.1x	Increase
Total Common Stocks	560,930
Preferred Stocks	69,846	Last traded price (stale)	N/A	$0.74	Increase
Corporate Bonds	84,697	Market quote (stale)	N/A	$96.65 - $100.00	Increase
Term Loans	31,585	Market quote (stale)	N/A	$100.00	Increase
	$747,058
High Yield
Common Stocks:	$11,682,979	Calculation of enterprise value using: Discounted cash flows Public company analysis Transaction analysis	Yield (Discount rate of cash flows) EBITDA multiple Guideline transactions	9.75% - 11.75% 6x- 8x $499 million - $602 million	Decrease Increase Increase
	0	Estimated recovery value	Probability of asset recovery	$0	Increase
	160,741	Last traded price (stale)	N/A	$1.38	Increase
	4,696,317	Market quote (stale)	N/A	$212.58	Increase
	33,821,822	Public company analysis	EBITDA multiple	6.3x - 8.6x	Increase
Total Common Stocks	50,361,859
Preferred Stocks	11,272,351	Last traded price (stale)	N/A	$0.74	Increase
Corporate Bonds:	0	Estimated recovery value	Probability of asset recovery	$0	Increase
	1,309,444	Market quote (stale)	N/A	$96.65 - $100.00	Increase
Total Corporate Bonds	1,309,444
Term Loans	2,590,943	Market quote (stale)	N/A	$100.00	Increase
	$65,534,597

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
	Value Opportunities
	Common Stocks		Corporate Bonds	Term Loans	Rights	Total
Balance at June 30, 2017	$2,338,352		$3,570,315	$—	$0	$5,908,667
Purchases	767,999		117,702	—	—	885,701
Sales	(753,332)		(1,196)	—	—	(754,528)
Accrued discounts (premiums)	—		103,842	—	—	103,842
Realized gains (losses)	753,332		(13,726)	—	—	739,606
Change in unrealized appreciation (depreciation)	1,318,738		94,763	—	—	1,413,501
Transfers into (out) of Level 3	6,892,269	*	—	3,802,486 *	—	10,694,755
Balance at December 31, 2017	$11,317,358		$3,871,700	$3,802,486	$0	$18,991,544
Change in unrealized appreciation (depreciation) for Level 3 assets held at December 31, 2017	$2,416,973		$79,841	$—	$—	$2,496,814
	Capital Income
	Common Stocks		Preferred Stocks	Corporate Bonds	Term Loans	Total
Balance at June 30, 2017	$370,678		$69,846	$78,104	$—	$518,628
Purchases	—		—	2,575	—	2,575
Sales	—		—	(3,173)	—	(3,173)
Accrued discounts (premiums)	—		—	2,272	—	2,272
Realized gains (losses)	—		—	(210,129)	—	(210,129)
Change in unrealized appreciation (depreciation)	133,068		—	215,048	—	348,116
Transfers into (out) of Level 3	57,184	*	—	—	31,585 *	88,769
Balance at December 31, 2017	$560,930		$69,846	$84,697	$31,585	$747,058
Change in unrealized appreciation (depreciation) for Level 3 assets held at December 31, 2017	$143,358		$—	$1,747	$—	$145,105
	High Yield
	Common Stocks		Preferred Stocks	Corporate Bonds	Term Loans	Total
Balance at June 30, 2017	$31,479,973		$11,272,351	$1,207,514	$—	$43,959,838
Purchases	512,000		—	39,808	—	551,808
Sales	—		—	(247,449)	—	(247,449)
Accrued discounts (premiums)	—		—	35,329	—	35,329
Realized gains (losses)	—		—	(16,652,703)	—	(16,652,703)
Change in unrealized appreciation (depreciation)	13,673,569		—	16,926,945	—	30,600,514
Transfers into (out) of Level 3	4,696,317	*	—	—	2,590,943 *	7,287,260
Balance at December 31, 2017	$50,361,859		$11,272,351	$1,309,444	$2,590,943	$65,534,597
Change in unrealized appreciation (depreciation) for Level 3 assets held at December 31, 2017	$13,832,663		$—	$26,793	$—	$13,859,456

* The transfers were due to lack of observable inputs on December 31, 2017.

There were transfers from Level 1 to Level 2 of $435,446 in the Value Opportunities Fund using market values as of December 31, 2017. The transfers were due to lack of trading volume on December 31, 2017. There were transfers from Level 1 to Level 2 of $24,816 in the International Value Fund using market values as of December 31, 2017. The transfers were due to securities being fair valued as a result of market movements following the close of local trading on December 31, 2017. There were transfers from Level 2 to Level 1 of $210,562 in the Value Opportunities Fund, $272,822 in the Capital Income Fund and $74,676 in the High Yield Fund using market values as of December 31, 2017. The transfers were due to increased trading volume on December 31, 2017. There were transfers from Level 2 to Level 1 of $52,195,917 in the Mid-Cap Value Fund, $128,967 in the Global Value Fund, $83,087 in the International Value Fund and $3,478,222 in the Value Opportunities Fund using market values as of December 31, 2017. The transfers were due to securities being fair valued as a result of market movements following the close of local trading at the beginning of the reporting period. There were no transfers into or out of Level 1 or Level 2 during the six months ended December 31, 2017 for the Diversified Value Fund, Large Cap Value Fund, Small Cap Value Fund and Small Cap Diversified Value Fund. Transfers between Levels are recognized at the end of the reporting period.

Income and Expense Allocation. Common expenses incurred by the Trust which are not allocable to a specific Fund are allocated among the Funds based upon relative net assets or evenly, depending on the nature of the expenditure. For all Funds, except the Capital Income Fund and High Yield Fund, net investment income, other than class-specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class at the beginning of the day (after adjusting for the current day's capital share activity of the respective class). For the Capital Income Fund and High Yield Fund, net investment income, other than class-specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of settled shares of each class at the beginning of the day (after adjusting for the current day's capital share activity of the respective class).

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income are declared daily and paid monthly for the Capital Income Fund and High Yield Fund and declared and paid annually for the Diversified Value Fund, Large Cap Value Fund, Mid-Cap Value Fund, Small Cap Value Fund, Small Cap Diversified Value Fund, Global Value Fund, International Value Fund and Value Opportunities Fund. Distributions of net realized capital gains, if any, will be declared and paid at least annually.

Security Transactions and Investment Income. Security and shareholder transactions are recorded on trade date. Realized gains and losses on sales of investments are calculated on the specifically identified cost basis of the securities. Dividend income, less foreign taxes withheld, if any, is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security using the effective yield method. Return of capital distributions received from real estate investment trust ("REIT") securities are recorded as an adjustment to the cost of the security and thus may impact unrealized gains or losses on the security.

Securities purchased or sold on a when-issued, delayed delivery or forward commitment basis may have extended settlement periods. The value of the security purchased is subject to market fluctuations during this period. The Funds will segregate or "earmark" liquid assets until the settlement date or otherwise cover their position in an amount sufficient to meet the Funds' obligations.

Foreign Currency Transactions. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds isolate the portion of realized gains or losses resulting from changes in foreign exchange rates on securities from the fluctuations arising from changes in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of securities, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid.

Payment In-Kind Securities. Certain Funds may invest in payment in-kind securities. Payment in-kind securities give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and may require a pro-rata adjustment to interest receivable from the unrealized appreciation or depreciation of securities on the Statements of Assets & Liabilities.

Restricted and Illiquid Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. An illiquid security is a security which cannot be disposed of promptly (within seven days) and in the usual course of business at approximately its fair value and includes repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

Options. The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds may purchase put options on securities to protect holdings in an underlying or related security against a substantial decline in market value. The Funds may purchase call options on securities and security indexes. A Fund may write a call or put option only if the option is "covered" by the Fund holding a position in the underlying securities or by other means which would permit immediate satisfaction of the Fund's obligation as writer of the option. Prior to exercise or expiration, an option may be closed by an offsetting purchase or sale of an option of the same series. The purchase and writing of options involves certain risks. If a put or call option purchased by a Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment in the option. There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, the Fund may be unable to close out a position. With options, there is minimal counterparty risk to the Funds since options are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded options, guarantees the options against default.

When a Fund purchases a put or call option, an amount equal to the premium paid is included on the Statements of Assets & Liabilities as an investment, and is subsequently adjusted to reflect the fair market value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. If the Fund exercises a call option, the cost of the security acquired is increased by the premium paid for the call.

Futures Contracts. The Value Opportunities Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objective. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of foreign currencies. A futures contract provides for the future sale by one party and purchase by another party of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker, either in cash or securities, an initial margin deposit in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. Upon entering into such contracts, the Fund bears the risk of exchange rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. When a contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. With futures, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. The use of futures contracts involves the risk of imperfect correlation in movements in the price of the futures contracts, exchange rates and the underlying hedged assets.

Credit Default Swap Contracts. The Value Opportunities Fund, Capital Income Fund and High Yield Fund may enter into credit default swap agreements for purposes of attempting to obtain a particular desired return at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded the desired return. The buyer in a credit default swap is obligated to pay the seller a periodic stream of payments over the term of the contract provided no event of default on an underlying reference obligation has occurred. In the event of default, the seller must pay the buyer a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced entity or underlying securities comprising the referenced index. Credit default swaps involve greater risks than if the Fund invested in the reference obligation directly. In addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. The Fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.

The Value Opportunities Fund, Capital Income Fund and High Yield Fund are party to an International Swap Dealers Association, Inc. Master Agreement ("ISDA Master Agreement") with each of Goldman Sachs International and JPMorgan Chase Bank, N.A. that governs transactions, such as over-the-counter swap contracts, entered into by the Funds and the counterparty. The ISDA Master Agreement contains provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle the counterparty to elect to terminate early and cause settlement of all outstanding transactions under the ISDA Master Agreement.

Upon entering into swap agreements, the Value Opportunities Fund, Capital Income Fund and High Yield Fund will either receive or pay an upfront payment based upon the difference between the current principal amount and the notional amount of the swap and whether the Fund is buying or selling protection. Upfront payments that are received are recorded as liabilities while upfront payments paid are recorded as assets. These payments remain on the books until the swap contract is closed. When entering into credit default swaps, the Fund will either deliver collateral to the counterparty or the counterparty will deliver collateral to the Fund. The amount of this collateral is calculated based upon the notional value and the current price of the swap. In the event of default, the Fund has recourse against any collateral posted to it by the counterparty. When entering into swap agreements as a seller, the notional amounts would be partially offset by any recovery values of the respective reference obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same reference entity. Unrealized appreciation or depreciation is recorded daily as the difference between the prior day and current day closing price.

Derivative Instruments. The Funds have adopted authoritative standards regarding disclosures about derivatives and how they affect the Funds' Statements of Assets & Liabilities and Statements of Operations.

The following is a summary of the Funds' derivative instrument holdings categorized by primary risk exposure as of December 31, 2017:

Liability Derivatives

	Location on Statements of Assets & Liabilities	Value Opportunities	Capital Income	High Yield
Credit Contracts:
Credit Default Swap Contracts	Premiums received for credit default swap contracts	$—	$20,100	$3,617,438
	Unrealized depreciation on credit default swap contracts	—	2,639	475,492
Foreign Exchange Contracts:
Futures Contracts	Net unrealized depreciation of futures contracts*	216,544	—	—

* Includes cumulative depreciation of futures contracts as reported in the "Net Assets consist of:" section on the Statements of Assets & Liabilities.

The following is a summary of the Funds' realized gains (losses) and change in unrealized appreciation (depreciation) on derivative instruments recognized in the Statements of Operations categorized by primary risk exposure for the six months ended December 31, 2017:

Realized Gains (Losses) on Derivatives

	Value Opportunities	Capital Income	High Yield
Credit Contracts:
Credit Default Swap Contracts	$—	$(8,439)	$(1,513,626)
Foreign Exchange Contracts:
Futures Contracts	631,073	—	—

Change in Unrealized Appreciation (Depreciation) on Derivatives

	Value Opportunities	Capital Income	High Yield
Credit Contracts:
Credit Default Swap Contracts	$—	$(4,149)	$(747,236)
Foreign Exchange Contracts:
Futures Contracts	(156,019)	—	—

The following is a summary of the Funds' average quarterly balance of outstanding derivative instruments categorized by primary risk exposure for the six months ended December 31, 2017:

Average Quarterly Balance of Outstanding Derivatives

	Value Opportunities	Capital Income	High Yield
Credit Contracts:
Average Number of Contracts — Credit Default Swap Contracts	—	1	1
Average Notional Amount — Credit Default Swap Contracts	$—	$360,000	$64,800,000
Foreign Exchange Contracts:
Average Number of Contracts — Futures Contracts	223	—	—
Average Notional Amount — Futures Contracts	$19,404,583	$—	$—

Offsetting Assets and Liabilities. The Funds are subject to various master netting arrangements, which govern the terms of certain transactions with counterparties. The arrangements allow the Funds to close out and net their total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. For financial reporting purposes, the Funds do not offset financial assets and liabilities that are subject to master netting arrangements in the Statements of Assets & Liabilities.

The following is a summary of the arrangements subject to offsetting as of December 31, 2017:

				Gross Amounts Not Offset in the Statements of Assets & Liabilities
	Gross Amounts	Gross Amounts Offset in the Statements of Assets & Liabilities	Net Amounts Presented in the Statements of Assets & Liabilities	Financial Instruments	Collateral Pledged (Received)	Net Amount
Liabilities:
Credit Default Swap Contracts:
Capital Income	$2,639	$—	$2,639	$—	$—	$2,639
High Yield	475,492	—	475,492	—	—	475,492
Futures Contracts:
Value Opportunities	151,550	—	151,550	—	—	151,550
Securities Lending:
Diversified Value	2,621,252	—	2,621,252	2,621,252	—	—
Large Cap Value	7,279,210	—	7,279,210	7,279,210	—	—
Mid-Cap Value	46,161,980	—	46,161,980	46,161,980	—	—
Small Cap Value	16,117,517	—	16,117,517	16,117,517	—	—
Value Opportunities	34,146,705	—	34,146,705	34,146,705	—	—

NOTE 2.

Fees and Transactions with Affiliates. The Trust has entered into Investment Advisory Agreements for each of the Funds with the Advisor, with which the officers and a Trustee of the Trust are affiliated. The Advisor is a limited liability company, the primary members of which are HWCap Holdings, a limited liability company with members who are current and former employees of the Advisor, and Stephens - H&W, LLC, a limited liability company whose primary member is SF Holding Corp., which is a diversified holding company. The Advisor is responsible for the management of the Funds' investments and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund. The Advisor receives a fee, computed daily and payable monthly, at the annual rates presented below as applied to each Fund's daily net assets. The Advisor has contractually agreed to waive fees or reimburse regular operating expenses in excess of the annual rates presented below as applied to such Fund's daily net assets through October 31, 2018.

	Diversified Value	Large Cap Value	Mid-Cap Value	Small Cap Value	Small Cap Diversified Value	Global Value	International Value	Value Opportunities	Capital Income	High Yield
Annual Advisory Fee Rate	0.75%[1]	0.75%[1]	0.75%[1]	0.75%	0.65%	0.80%	0.85%	0.75%	0.65%	0.55%
Annual cap on expenses — Class I	0.95%	1.05%	1.15%	1.25%	0.90%	1.10%	1.15%	1.25%	0.80%	0.70%
Annual cap on expenses — Class A	1.20%	1.30%	1.40%	1.50%	1.15%	1.35%	1.40%	1.50%	1.05%	0.95%
Annual cap on expenses — Class C	1.95%	2.05%	2.15%	2.25%	1.90%	2.10%	2.15%	2.25%	1.80%	1.70%
Annual cap on expenses — Class R	N/A	1.55%	1.65%	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Annual cap on expenses — Class T	1.20%	1.30%	1.40%	1.50%	1.15%	1.35%	1.40%	1.50%	1.05%	0.95%

1 The Annual Advisory Fee Rate is 0.75% for the first $5 billion in assets, 0.65% for the next $5 billion in assets and 0.60% for assets over $10 billion.

Quasar Distributors, LLC is the principal underwriter and distributor for the shares of the Funds ("Quasar" or the "Distributor"). The Distributor is affiliated with the Funds' transfer agent, fund accountant and administrator, U.S. Bancorp Fund Services, LLC. Pursuant to the Distribution Plan adopted by the Trust in accordance with Rule 12b-1 under the 1940 Act, the Funds pay the Distributor ongoing distribution and service fees. The fees are accrued daily at the annual rates based upon the average daily net assets of the shares as follows:

Distribution and Service Fee
Class A	0.25%
Class C	1.00%
Class R	0.50%
Class T	0.25%

Pursuant to separate agreements with the Distributor, selected dealers and other financial intermediaries also provide distribution services to the Funds. The ongoing distribution and service fee compensates the Distributor and selected dealers for providing distribution-related and shareholder services to Class A, Class C, Class R and Class T shareholders.

Certain selected dealers and other financial intermediaries charge a fee for shareholder accounting services and administrative services that they provide to the Funds on behalf of certain shareholders; the portion of this fee paid by the Funds is included within "Transfer agent fees and expenses" in the Statements of Operations.

The Funds are permitted to purchase securities from or sell securities to another Fund or affiliated person under procedures adopted by the Board. During the six months ended December 31, 2017, the Funds' purchases and sales were as follows:

	Diversified Value	Large Cap Value	Mid-Cap Value	Small Cap Value	Small Cap Diversified Value	Global Value	International Value	Value Opportunities	Capital Income		High Yield
Purchases	$—	$—	$—	$—	$—	$—	$—	$—	$—		$454,445
Sales	—	—	—	—	—	—	—	—	$779,363	*	—

* Resulted in a realized gain of $29,076 for the Capital Income Fund.

NOTE 3.

Investments. Purchases and sales of investment securities, excluding short-term investments, for the six months ended December 31, 2017 were as follows:

	Diversified Value	Large Cap Value	Mid-Cap Value	Small Cap Value	Small Cap Diversified Value	Global Value	International Value	Value Opportunities	Capital Income	High Yield
Purchases	$13,831,402	$48,257,516	$235,465,522	$154,414,499	$16,195,358	$1,595,408	$316,725	$184,216,702	$8,624,331	$577,489,816
Sales	20,877,638	137,101,770	481,152,137	184,482,178	12,066,207	1,622,929	338,704	151,838,569	12,395,932	442,827,100

The Funds did not have any purchases or sales of U.S. Government securities for the six months ended December 31, 2017.

NOTE 4.

Federal Income Taxes. It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and each Fund intends to distribute substantially all of its investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Funds for financial reporting purposes. The Funds may utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. Generally accepted accounting principles require that permanent financial reporting and tax differences be reclassified within the capital accounts.

The following information is presented on an income tax basis as of June 30, 2017:

	Diversified Value	Large Cap Value	Mid-Cap Value	Small Cap Value	Small Cap Diversified Value	Global Value	International Value	Value Opportunities	Capital Income	High Yield
Tax cost of investments	$136,069,934	$465,865,379	$2,115,833,971	$695,977,067	$17,074,170	$7,385,708	$2,112,250	$479,697,548	$39,360,057	$2,526,236,608
Gross unrealized appreciation	11,845,981	53,613,727	363,064,745	163,970,274	3,588,980	1,401,842	352,127	85,315,202	4,845,221	117,526,624
Gross unrealized depreciation	(35,334,139)	(83,931,836)	(482,637,945)	(96,438,394)	(960,522)	(703,988)	(77,573)	(40,852,577)	(2,790,765)	(102,319,264)
Net unrealized appreciation (depreciation)	(23,488,158)	(30,318,109)	(119,573,200)	67,531,880	2,628,458	697,854	274,554	44,462,625	2,054,456	15,207,360
Distributable ordinary income (as of 6/30/17)*	1,972,008	5,847,544	2,077,927	1,846,814	405,236	58,859	20,655	3,953,850	79,834	1,608,183
Distributable long-term gains (as of 6/30/17)	—	—	113,926,791	6,746,476	838,590	158,664	62,863	—	—	—
Total distributable earnings	1,972,008	5,847,544	116,004,718	8,593,290	1,243,826	217,523	83,518	3,953,850	79,834	1,608,183
Other accumulated gains (losses)	(268,758,827)	(442,596,438)	15,604	934	(35,575)	183	160	(9,765,443)	(2,390,086)	(103,561,359)
Total accumulated gains (losses)	$(290,274,977)	$(467,067,003)	$(3,552,878)	$76,126,104	$3,836,709	$915,560	$358,232	$38,651,032	$(255,796)	$(86,745,816)

* Includes distributable short-term gains of $409,511 for the Mid-Cap Value Fund and $348,309 for the Small Cap Diversified Value Fund.

As of the close of business on December 31, 2012, in exchange for shares the Advisor transferred assets valued at $1,132,946 to the Global Value Fund. As a result of the tax-deferred transfers, the Global Value Fund acquired $50,230 of unrealized appreciation for tax purposes. As of June 30, 2017, the Global Value Fund held securities with $24,929 of net unrealized appreciation relating to the transfers.

As of the close of business on June 30, 2014, in exchange for shares Stephens Investment Holdings LLC transferred assets valued at $5,038,896 to the Small Cap Diversified Value Fund. As a result of the tax-deferred transfers, the Small Cap Diversified Value Fund acquired $592,438 of unrealized appreciation for tax purposes. As of June 30, 2017, the Small Cap Diversified Value Fund held securities with $122,805 of net unrealized appreciation relating to the transfers.

The tax components of distributions paid during the fiscal years ended June 30, 2017 and 2016, capital loss carryovers as of June 30, 2017, and any tax basis late year losses as of June 30, 2017, which are not recognized for tax purposes until the first day of the following fiscal year, are:

	June 30, 2017					June 30, 2016
	Ordinary Income Distributions	Long-Term Capital Gains Distributions	Net Capital Loss Carryovers	Capital Loss Carryovers Utilized	Late Year Losses	Ordinary Income Distributions	Long-Term Capital Gains Distributions
Diversified Value	$6,410,766	$—	$(268,758,827)[1]	$—	$—	$6,654,007	$—
Large Cap Value	8,826,207	—	(442,596,438)[2]	15,586,973	—	9,065,263	—
Mid-Cap Value	15,737,440	17,317,177	—	—	—	55,712,891	263,752,268
Small Cap Value	2,949,850	—	—	—	—	13,927,630	92,024,596
Small Cap Diversified Value	146,812	—	—	—	—	106,389	354,630
Global Value	55,593	—	—	—	—	149,795	212,477
International Value*	77,168	—	—	—	—	—	—
Value Opportunities	9,800,117	—	(9,777,055)[3]	—	—	38,433,633	42,273,973
Capital Income	1,484,311	—	(2,363,375)[4]	—	—	2,852,349	1,410,337
High Yield	161,613,195	—	(100,717,578)[5]	—	—	165,642,889	13,331,886

* The Fund commenced operations on December 31, 2015.

1 $241,537,261 expires on 6/30/2018 and $27,221,566 is long-term with no expiration.

2 $442,596,438 expires on 6/30/2018.

3 $3,124,832 is short-term with no expiration and $6,652,223 is long-term with no expiration.

4 $860,502 is short-term with no expiration and $1,502,873 is long-term with no expiration.

5 $6,578,761 is short-term with no expiration and $94,138,817 is long-term with no expiration.

As of and during the year ended June 30, 2017, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year ended June 30, 2017, the Funds did not incur any interest or penalties. The tax years ended June 30, 2014 through June 30, 2017 remain open and subject to examination by tax jurisdictions.

NOTE 5.

Capital Share Transactions. Transactions in capital shares for each class were as follows:

	Sales		Reinvestment of dividends and distributions		Redemptions		Net increase (decrease)
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Six Months Ended December 31, 2017
Diversified Value Fund
Class I	111,260	$1,993,114	65,134	$1,195,866	(316,523)	$(5,713,327)	(140,129)	$(2,524,347)
Class A	35,244	634,871	15,357	283,178	(181,080)	(3,253,701)	(130,479)	(2,335,652)
Class C	14,963	271,942	923	16,885	(25,043)	(451,659)	(9,157)	(162,832)
Total net increase (decrease)	161,467	2,899,927	81,414	1,495,929	(522,646)	(9,418,687)	(279,765)	(5,022,831)
Large Cap Value Fund
Class I	725,059	23,048,386	99,918	3,269,329	(2,852,247)	(92,050,162)	(2,027,270)	(65,732,447)
Class A	285,256	9,155,103	47,404	1,543,005	(551,054)	(17,545,402)	(218,394)	(6,847,294)
Class C	34,833	1,094,586	1,739	55,671	(100,330)	(3,095,210)	(63,758)	(1,944,953)
Class R	29,269	943,439	1,733	56,845	(158,160)	(4,987,992)	(127,158)	(3,987,708)
Total net increase (decrease)	1,074,417	34,241,514	150,794	4,924,850	(3,661,791)	(117,678,766)	(2,436,580)	(78,512,402)
Mid-Cap Value Fund
Class I	2,264,090	84,489,671	2,597,067	93,987,859	(6,891,585)	(256,368,060)	(2,030,428)	(77,890,530)
Class A	476,735	17,513,253	285,594	10,181,425	(1,646,787)	(60,854,365)	(884,458)	(33,159,687)
Class C	35,186	1,120,044	79,737	2,481,427	(280,563)	(9,068,684)	(165,640)	(5,467,213)
Class R	32,809	1,198,697	9,440	336,912	(46,319)	(1,710,318)	(4,070)	(174,709)
Total net increase (decrease)	2,808,820	104,321,665	2,971,838	106,987,623	(8,865,254)	(328,001,427)	(3,084,596)	(116,692,139)

	Sales		Reinvestment of dividends and distributions		Redemptions		Net increase (decrease)
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Six Months Ended December 31, 2017
Small Cap Value Fund
Class I	1,007,113	$60,852,980	352,439	$20,726,931	(1,087,239)	$(66,022,727)	272,313	$15,557,184
Class A	111,423	6,634,080	33,531	1,962,240	(345,455)	(20,820,212)	(200,501)	(12,223,892)
Class C	6,636	330,812	12,314	600,049	(56,301)	(2,833,475)	(37,351)	(1,902,614)
Total net increase (decrease)	1,125,172	67,817,872	398,284	23,289,220	(1,488,995)	(89,676,414)	34,461	1,430,678
Small Cap Diversified Value Fund
Class I	298,674	3,845,918	302,587	3,404,099	(7,538)	(90,470)	593,723	7,159,547
Class A	70,346	887,469	15,788	176,823	(20,564)	(253,472)	65,570	810,820
Total net increase (decrease)	369,020	4,733,387	318,375	3,580,922	(28,102)	(343,942)	659,293	7,970,367
Global Value Fund
Class I	2,166	28,861	33,882	432,679	(2,271)	(29,600)	33,777	431,940
Class A	11,889	152,731	1,965	25,070	(9,618)	(127,329)	4,236	50,472
Total net increase (decrease)	14,055	181,592	35,847	457,749	(11,889)	(156,929)	38,013	482,412
International Value Fund
Class I	1,470	18,000	12,356	144,568	—	—	13,826	162,568
Total net increase	1,470	18,000	12,356	144,568	—	—	13,826	162,568
Value Opportunities Fund
Class I	2,307,185	65,912,495	330,329	9,424,295	(895,497)	(25,580,324)	1,742,017	49,756,466
Class A	559,366	16,103,392	103,459	2,957,879	(917,962)	(26,287,280)	(255,137)	(7,226,009)
Class C	59,338	1,565,250	35,417	943,875	(350,102)	(9,293,381)	(255,347)	(6,784,256)
Total net increase (decrease)	2,925,889	83,581,137	469,205	13,326,049	(2,163,561)	(61,160,985)	1,231,533	35,746,201
Capital Income Fund
Class I	260,615	3,259,983	26,524	333,741	(340,253)	(4,281,608)	(53,114)	(687,884)
Class A	191,234	2,493,532	23,568	308,247	(446,715)	(5,794,232)	(231,913)	(2,992,453)
Total net increase (decrease)	451,849	5,753,515	50,092	641,988	(786,968)	(10,075,840)	(285,027)	(3,680,337)
High Yield Fund
Class I	28,889,948	354,793,898	3,996,263	49,071,394	(18,899,938)	(231,980,032)[1]	13,986,273	171,885,260
Class A	3,333,311	40,642,406	1,228,824	14,997,314	(10,928,833)	(133,426,810)[1]	(6,366,698)	(77,787,090)
Class C	108,245	1,330,585	4,000	49,100	(58,240)	(714,533)	54,005	665,152
Total net increase (decrease)	32,331,504	396,766,889	5,229,087	64,117,808	(29,887,011)	(366,121,375)	7,673,580	94,763,322
Year Ended June 30, 2017
Diversified Value Fund
Class I	548,819	8,699,241	244,219	4,041,821	(20,783,724)	(315,301,576)	(19,990,686)	(302,560,514)
Class A	77,654	1,273,228	54,517	905,529	(463,825)	(7,452,010)	(331,654)	(5,273,253)
Class C	17,706	289,256	4,952	81,656	(93,794)	(1,459,349)	(71,136)	(1,088,437)
Total net increase (decrease)	644,179	10,261,725	303,688	5,029,006	(21,341,343)	(324,212,935)	(20,393,476)	(308,922,204)
Large Cap Value Fund
Class I	1,858,606	53,542,851	194,155	5,706,224	(5,543,590)	(157,700,893)	(3,490,829)	(98,451,818)
Class A	450,429	12,916,244	65,925	1,927,647	(1,860,523)	(52,410,738)	(1,344,169)	(37,566,847)
Class C	31,274	865,836	2,686	77,122	(328,212)	(9,064,006)	(294,252)	(8,121,048)
Class R	154,260	4,469,774	4,446	130,667	(248,990)	(7,270,160)	(90,284)	(2,669,719)
Total net increase (decrease)	2,494,569	71,794,705	267,212	7,841,660	(7,981,315)	(226,445,797)	(5,219,534)	(146,809,432)

	Sales		Reinvestment of dividends and distributions		Redemptions		Net increase (decrease)
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Year Ended June 30, 2017
Mid-Cap Value Fund
Class I	7,318,551	$259,240,441	667,636	$25,370,176	(17,166,116)	$(597,208,871)	(9,179,929)	$(312,598,254)
Class A	1,178,583	42,047,606	79,503	2,978,963	(4,430,108)	(152,247,703)	(3,172,022)	(107,221,134)
Class C	104,742	3,370,715	19,068	633,072	(966,056)	(29,294,341)	(842,246)	(25,290,554)
Class R	169,885	5,744,063	2,932	110,120	(251,451)	(8,933,252)	(78,634)	(3,079,069)
Total net increase (decrease)	8,771,761	310,402,825	769,139	29,092,331	(22,813,731)	(787,684,167)	(13,272,831)	(448,189,011)
Small Cap Value Fund
Class I	2,000,823	112,438,205	31,464	1,872,419	(5,793,793)	(311,018,844)	(3,761,506)	(196,708,220)
Class A	321,829	18,159,679	—	—	(1,257,117)	(67,256,146)	(935,288)	(49,096,467)
Class C	10,061	468,356	—	—	(185,197)	(8,496,451)	(175,136)	(8,028,095)
Total net increase (decrease)	2,332,713	131,066,240	31,464	1,872,419	(7,236,107)	(386,771,441)	(4,871,930)	(253,832,782)
Small Cap Diversified Value Fund
Class I	1,024	10,305	12,237	145,133	(4)	(47)	13,257	155,391
Class A	67,516	789,171	142	1,679	(33,214)	(385,123)	34,444	405,727
Total net increase (decrease)	68,540	799,476	12,379	146,812	(33,218)	(385,170)	47,701	561,118
Global Value Fund
Class I	99,925	1,172,355	4,453	53,569	(19,120)	(225,520)	85,258	1,000,404
Class A	33,240	393,270	76	911	(9,154)	(111,227)	24,162	282,954
Total net increase (decrease)	133,165	1,565,625	4,529	54,480	(28,274)	(336,747)	109,420	1,283,358
International Value Fund
Class I	12,217	136,570	7,205	77,168	—	—	19,422	213,738
Total net increase	12,217	136,570	7,205	77,168	—	—	19,422	213,738
Value Opportunities Fund
Class I	3,844,831	102,190,967	152,247	4,107,620	(3,248,754)	(83,216,995)	748,324	23,081,592
Class A	1,355,149	35,883,634	69,948	1,890,685	(2,532,267)	(64,233,864)	(1,107,170)	(26,459,545)
Class C	246,352	6,006,220	22,269	562,082	(1,120,338)	(26,295,642)	(851,717)	(19,727,340)
Total net increase (decrease)	5,446,332	144,080,821	244,464	6,560,387	(6,901,359)	(173,746,501)	(1,210,563)	(23,105,293)
Capital Income Fund
Class I	772,062	9,475,354	41,991	498,700	(1,145,429)	(13,096,384)	(331,376)	(3,122,330)
Class A	743,231	9,248,362	49,871	615,907	(744,141)	(9,259,888)	48,961	604,381
Total net increase (decrease)	1,515,293	18,723,716	91,862	1,114,607	(1,889,570)	(22,356,272)	(282,415)	(2,517,949)
High Yield Fund
Class I	62,906,295	758,702,120	7,817,097	94,376,939	(64,412,501)	(778,952,418)[2]	6,310,891	74,126,641
Class A	9,124,346	109,486,200	2,750,338	32,958,043	(18,251,434)	(216,953,366)[2]	(6,376,750)	(74,509,123)
Class C	97,898	1,174,029	6,510	78,569	(97,443)	(1,173,984)[2]	6,965	78,614
Total net increase (decrease)	72,128,539	869,362,349	10,573,945	127,413,551	(82,761,378)	(997,079,768)	(58,894)	(303,868)

1  Net of redemption fees of $42,200 for Class I and $14,737 for Class A.

2  Net of redemption fees of $106,483 for Class I, $20,505 for Class A and $596 for Class C.

NOTE 6.

Investments in Affiliated Issuers. An issuer in which a Fund's holdings represent 5% or more of the outstanding voting securities of the issuer is an "affiliated" issuer as defined in the 1940 Act. A schedule of each Fund's investments in securities of affiliated issuers held during the six months ended December 31, 2017, is set forth below:

Mid-Cap Value Fund

Issuer Name	Shares Held at July 1, 2017	Additions	Reductions	Shares Held at December 31, 2017	Dividends	Net Realized Gains (Losses)	Net Change in Unrealized Appreciation (Depreciation)	Value at December 31, 2017
Ophir Energy PLC	56,973,900	—	121,800	56,852,100	$—	$(386,022)	$(10,414,851)	$52,195,917
					$—	$(386,022)	$(10,414,851)

Small Cap Value Fund

Issuer Name	Shares Held at July 1, 2017	Additions	Reductions	Shares Held at December 31, 2017	Dividends	Net Realized Gains (Losses)	Net Change in Unrealized Appreciation (Depreciation)	Value at December 31, 2017
Hudson Global, Inc.	2,187,600	—	—	2,187,600	$—	$—	$1,990,716	$4,922,100
Noranda Aluminum Holding Corp.	800,300	—	—	800,300	—	—	(5,922)	11,685
Real Industry, Inc.	2,307,708	—	—	2,307,708	—	—	(6,023,579)	668,774
					$—	$—	$(4,038,785)

Value Opportunities Fund

Issuer Name	Shares Held at July 1, 2017	Additions	Reductions	Shares Held at December 31, 2017	Dividends	Net Realized Gains (Losses)	Net Change in Unrealized Appreciation (Depreciation)	Value at December 31, 2017
GHW Holdco LLC	2	38	—	40	$—	$—	$1,638,161	$2,451,160
Iracore Investments Holdings, Inc.	32,422	—	—	32,422	—	—	—	6,892,269
					$—	$—	$1,638,161

High Yield Fund

Issuer Name	Shares Held at July 1, 2017	Additions	Reductions	Shares Held at December 31, 2017	Dividends	Net Realized Gains (Losses)	Net Change in Unrealized Appreciation (Depreciation)	Value at December 31, 2017
American Zinc Recycling LLC (formerly Horsehead Holding LLC)	76,444	—	—	76,444	$—	$—	$12,699,542	$32,187,511
GHW Holdco LLC	1	26	—	27	—	—	1,092,312	1,634,311
Iracore Investments Holdings, Inc.	22,092	—	—	22,092	—	—	—	4,696,317
					$—	$—	$13,791,854

NOTE 7.

Securities Lending. Effective December 2007, the Funds entered into a securities lending arrangement with Brown Brothers Harriman & Co. (the "Custodian"). Under the securities lending agreement, the Custodian is authorized to loan securities on behalf of the Funds to approved brokers. In exchange, the Funds receive cash collateral in the amount of at least 102% of the value of the securities loaned plus accrued interest. The total market value of securities on loan for each Fund is disclosed on the Schedule of Investments. The cash collateral is invested in short-term instruments as noted on the Schedule of Investments. Income earned from these investments is included in "Securities on loan, net" on the Statements of Operations and is allocated to each Fund based on each Fund's proportion of the total cash collateral received. Securities lending involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, the Custodian has agreed to indemnify the Funds from losses resulting from a borrower's failure to return a loaned security. In addition, the Funds bear the risk of loss associated with the investment of cash collateral received.

A portion of the income generated by the investment of the collateral, net of any rebates paid by the Custodian to borrowers, is remitted to the Custodian as lending agent, and the remainder is paid to the applicable Fund.

NOTE 8.

Commitments and Contingencies. Under the Trust's organizational documents and indemnification agreements between each independent Trustee and the Trust, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect the risk of loss to be remote.

Bridge loan commitments may obligate a Fund to furnish temporary financing to a borrower until permanent financing can be arranged. At December 31, 2017, the Capital Income Fund and High Yield Fund had outstanding bridge loan commitments of $185,000 and $28,595,000, respectively.

Unfunded loan commitments are contractual obligations for funding to a borrower. At December 31, 2017, the Capital Income Fund and High Yield Fund had outstanding unfunded loan commitments of $39,520 and $3,693,411, respectively.

NOTE 9.

Risk Factors. Investing in a Fund may involve certain risks including, but not limited to, those described below.

Lower rated debt securities generally have higher rates of interest and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated debt securities. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. There may be little trading in the secondary market for particular debt securities, which may make them more difficult to value or sell.

The prices of, and the income generated by, most debt securities held by a Fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in a Fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities.

Certain Funds may invest in foreign (non-U.S.) securities and may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect a Fund's investments in a foreign country.

The Funds are subject to management risk because each Fund is an actively managed investment portfolio. Consequently, the Funds are subject to the risks that the methods and analysis employed by the Advisor may not produce the desired results and result in losses to the Funds.

The prices of, and the income generated by, the common stocks and other equity securities held by a Fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

Certain funds, accounts, individuals or affiliates may from time to time own (beneficially or of record) or control a significant percentage of a Fund's shares. Redemptions by these entities of their holdings in the Fund may impact the Fund's liquidity and net asset value ("NAV"). These redemptions may also force the Fund to sell securities.

NOTE 10.

New Accounting Pronouncements.  In March 2017, the FASB issued Accounting Standards Update ("ASU") No. 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

NOTE 11.

Subsequent Events. Management has evaluated subsequent events in the preparation of the Funds' financial statements and has determined that there are no events that require recognition or disclosure in the financial statements.

NOTE 12.(UNAUDITED)

Federal Tax Disclosure. The Funds designated as long-term capital gain dividends, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Funds related to net capital gains to zero for the tax year ended June 30, 2017.

For the year ended June 30, 2017, the following percentages of ordinary distributions paid qualify for the dividend received deduction available to corporate shareholders: Diversified Value Fund — 100.00%, Large Cap Value Fund — 100.00%, Mid-Cap Value Fund — 84.72%, Small Cap Value Fund — 100.00%, Small Cap Diversified Value Fund — 65.80%, Global Value Fund — 35.84%, International Value Fund — 0.00%, Value Opportunities Fund — 44.93%, Capital Income Fund — 14.73%, High Yield Fund — 2.21%.

For the year ended June 30, 2017, the following percentages of ordinary distributions paid are designated as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003: Diversified Value Fund — 100.00%, Large Cap Value Fund — 100.00%, Mid-Cap Value Fund — 100.00%, Small

Cap Value Fund — 100.00%, Small Cap Diversified Value Fund — 67.34%, Global Value Fund — 98.49%, International Value Fund — 84.89%, Value Opportunities Fund — 62.89%, Capital Income Fund — 33.68%, High Yield Fund — 2.21%. Shareholders should consult their tax advisors.

For the year ended June 30, 2017, the Global Value Fund and International Value Fund earned foreign source income of $99,426 and $51,023, respectively, and paid foreign taxes of $7,013 and $4,017, respectively, which each Fund intends to pass through to shareholders pursuant to Section 853 of the Internal Revenue Code.

Additional Information Applicable to Foreign Shareholders Only.  For the year ended June 30, 2017, the Funds designate the following percentages of ordinary distributions paid as interest-related dividends under Internal Revenue Code Section 871(k)(1)(c): Diversified Value Fund — 0.02%, Large Cap Value Fund — 0.02%, Mid-Cap Value Fund — 0.23%, Small Cap Value Fund — 0.06%, Small Cap Diversified Value Fund — 0.19%, Global Value Fund — 0.07%, International Value Fund — 0.07%, Value Opportunities Fund — 54.02%, Capital Income Fund — 67.08%, High Yield Fund — 93.87%.

For the year ended June 30, 2017, the following percentages of ordinary income distributions paid are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(c): Diversified Value Fund — 0.00%, Large Cap Value Fund — 0.00%, Mid-Cap Value Fund — 61.27%, Small Cap Value Fund — 0.00%, Small Cap Diversified Value Fund — 0.00%, Global Value Fund — 0.00%, International Value Fund — 56.89%, Value Opportunities Fund — 0.00%, Capital Income Fund — 0.00%, High Yield Fund — 0.00%.

Fund Expense Examples (Unaudited)

As a mutual fund shareholder, you incur two types of costs: (1) transaction costs such as initial sales charges (loads) on purchase payments and contingent deferred sales charges and redemption fees on redemptions and (2) ongoing costs, including management fees, distribution and service (12b-1) fees and other fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period (July 1, 2017 – December 31, 2017).

The table below illustrates the Funds' costs in two ways:

Based on actual fund returns. This section provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Based on hypothetical 5% yearly returns. This section provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

	Based on Actual Fund Returns			Based on Hypothetical 5% Yearly Returns
	Beginning Account Value 7/1/17	Ending Account Value 12/31/17	Expenses Paid During Period* 7/1/17 - 12/31/17	Beginning Account Value 7/1/17	Ending Account Value 12/31/17	Expenses Paid During Period* 7/1/17 - 12/31/17	Annualized Expense Ratio
Diversified Value Fund
Class I	$1,000.00	$1,100.40	$5.03	$1,000.00	$1,020.42	$4.84	0.95%
Class A	1,000.00	1,099.20	6.35	1,000.00	1,019.16	6.11	1.20
Class C	1,000.00	1,095.30	10.30	1,000.00	1,015.38	9.91	1.95
Large Cap Value Fund
Class I	1,000.00	1,101.40	5.40	1,000.00	1,020.06	5.19	1.02
Class A	1,000.00	1,099.80	6.72	1,000.00	1,018.80	6.46	1.27
Class C	1,000.00	1,095.90	10.67	1,000.00	1,015.02	10.26	2.02
Class R	1,000.00	1,098.90	8.04	1,000.00	1,017.54	7.73	1.52
Mid-Cap Value Fund
Class I	1,000.00	1,082.70	5.46	1,000.00	1,019.96	5.30	1.04
Class A	1,000.00	1,081.70	6.77	1,000.00	1,018.70	6.56	1.29
Class C	1,000.00	1,077.60	10.68	1,000.00	1,014.92	10.36	2.04
Class R	1,000.00	1,080.00	8.07	1,000.00	1,017.44	7.83	1.54
Small Cap Value Fund
Class I	1,000.00	1,071.20	5.43	1,000.00	1,019.96	5.30	1.04
Class A	1,000.00	1,069.80	6.73	1,000.00	1,018.70	6.56	1.29
Class C	1,000.00	1,065.80	10.62	1,000.00	1,014.92	10.36	2.04
Small Cap Diversified Value Fund
Class I	1,000.00	1,102.60	4.77	1,000.00	1,020.67	4.58	0.90
Class A	1,000.00	1,102.30	6.09	1,000.00	1,019.41	5.85	1.15
Global Value Fund
Class I	1,000.00	1,079.50	5.77	1,000.00	1,019.66	5.60	1.10
Class A	1,000.00	1,078.70	7.07	1,000.00	1,018.40	6.87	1.35
International Value Fund
Class I	1,000.00	1,067.20	5.99	1,000.00	1,019.41	5.85	1.15

Fund Expense Examples (Unaudited)

	Based on Actual Fund Returns			Based on Hypothetical 5% Yearly Returns
	Beginning Account Value 7/1/17	Ending Account Value 12/31/17	Expenses Paid During Period* 7/1/17 - 12/31/17	Beginning Account Value 7/1/17	Ending Account Value 12/31/17	Expenses Paid During Period* 7/1/17 - 12/31/17	Annualized Expense Ratio
Value Opportunities Fund
Class I	$1,000.00	$1,085.70	$5.10	$1,000.00	$1,020.32	$4.94	0.97%
Class A	1,000.00	1,084.60	6.41	1,000.00	1,019.06	6.21	1.22
Class C	1,000.00	1,080.40	10.33	1,000.00	1,015.27	10.01	1.97
Capital Income Fund
Class I	1,000.00	1,037.30	4.11	1,000.00	1,021.17	4.08	0.80
Class A	1,000.00	1,035.40	5.39	1,000.00	1,019.91	5.35	1.05
High Yield Fund
Class I	1,000.00	1,029.10	3.58	1,000.00	1,021.68	3.57	0.70
Class A	1,000.00	1,027.80	4.86	1,000.00	1,020.42	4.84	0.95
Class C	1,000.00	1,024.00	8.67	1,000.00	1,016.64	8.64	1.70

* Expenses are equal to the Funds' annualized expense ratio by class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by the number of days in the most recent fiscal year (365).

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Information about the Funds

ADVISOR

Hotchkis & Wiley Capital Management, LLC
725 South Figueroa Street, 39th Floor
Los Angeles, California 90017

LEGAL COUNSEL

Vedder Price P.C.
222 North LaSalle Street
Chicago, Illinois 60601

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
695 Town Center Drive, Suite 1200
Costa Mesa, CA 92626

DISTRIBUTOR

Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

ADMINISTRATOR AND TRANSFER AGENT

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

CUSTODIAN

Brown Brothers Harriman & Co.
50 Post Office Square
Boston, Massachusetts 02110

This report is for the information of shareholders of the Hotchkis & Wiley Funds, but may also be used as sales literature when preceded or accompanied by a current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Funds.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is included in the Statement of Additional Information, which is available without charge, upon request, by calling 1-866-HW-FUNDS (1-866-493-8637) and on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds' website at www.hwcm.com and on the SEC's website at http://www.sec.gov.

Hotchkis & Wiley Funds files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available free of charge on the SEC's website at http://www.sec.gov. You may also review or, for a fee, copy the forms at the SEC's Public Reference Room in Washington, D.C. (1-800-SEC-0330). The Forms N-Q are also available on the Funds' website at www.hwcm.com.

725 SOUTH FIGUEROA STREET, 39th Floor
LOS ANGELES, CALIFORNIA 90017-5439
www.hwcm.com
1.866.HW.FUNDS (1.866.493.8637)

CODE #HWF-SAR-1217-0218

DECEMBER 31, 2017

SEMI-ANNUAL REPORT

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The identification and recommendation of individuals for Board membership is the responsibility of the Nominating and Governance Committee.  Shareholders may submit suggestions for candidates by forwarding their correspondence by U.S. mail or other courier service to the registrant’s Secretary for the attention of the Chairman of the Nominating and Governance Committee, 725 South Figueroa Street, 39th Floor, Los Angeles, CA 90017-5439.

Item 11. Controls and Procedures.

(a)         The registrant’s President / Principal Executive Officer and Treasurer / Principal Financial Officer have reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the registrant and by the registrant’s service provider.

(b)         There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)         (1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)         Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.  Furnished herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Hotchkis & Wiley Funds

By (Signature and Title)	/s/ Anna Marie Lopez
Anna Marie Lopez, President / Principal Executive Officer

Date	2/27/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Anna Marie Lopez
Anna Marie Lopez, President / Principal Executive Officer

Date	2/27/2018

By (Signature and Title)	/s/ James Menvielle
James Menvielle, Treasurer / Principal Financial Officer

Date	2/27/2018

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